GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 45.7%
Aerospace & Defense – 1.0%
894	AAR Corp.*	$ 115,585
29,746	AerSale Corp.*	163,306
23	Aevex Corp. Class A*	405
306	AIRO Group Holdings, Inc.*	2,332
209	Archer Aviation, Inc. Class A*	1,208
2,886	Astronics Corp.*	212,612
4,016	ATI, Inc.*	820,067
3,517	Axon Enterprise, Inc.*	1,992,592
1,746	Beta Technologies, Inc. Class A*	35,095
23,585	Boeing Co.*	4,900,491
1,819	BWX Technologies, Inc.	277,015
27,042	Byrna Technologies, Inc.*	97,622
921	Cadre Holdings, Inc.	27,317
1,557	Carpenter Technology Corp.	741,786
1,332	Curtiss-Wright Corp.	775,930
1,824	Ducommun, Inc.*	312,670
141	Eve Holding, Inc.*	317
1,007	Firefly Aerospace, Inc.*	21,268
11,114	FTAI Aviation Ltd.	2,112,771
6,962	General Dynamics Corp.	2,585,339
47,454	General Electric Co.	15,930,782
585	HEICO Corp.	193,723
1,335	HEICO Corp. Class A	325,967
2,796	Hexcel Corp.	259,105
10,113	Honeywell Aerospace, Inc.*	1,598,966
21,234	Howmet Aerospace, Inc.	5,201,268
917	Huntington Ingalls Industries, Inc.	267,030
7,109	Innovative Solutions & Support, Inc.*	135,071
181	Intuitive Machines, Inc.*	2,780
99	Karman Holdings, Inc.*	4,104
1,018	Kratos Defense & Security Solutions, Inc.*	51,898
5,480	L3Harris Technologies, Inc.	1,459,050
238	Leonardo DRS, Inc.	9,044
106	Loar Holdings, Inc.*	7,440
7,495	Lockheed Martin Corp.	4,206,419
549	Mercury Systems, Inc.*	47,944
1,068	Moog, Inc. Class A	396,762
1,737	National Presto Industries, Inc.	263,520
4,469	Northrop Grumman Corp.	2,411,919
8,774	Park Aerospace Corp.	285,506
157	Red Cat Holdings, Inc.*	1,349
163	Redwire Corp.*	1,744
12,597	Rocket Lab Corp.*	805,200
63,543	RTX Corp.	13,199,787
135	Satellogic, Inc. Class A*	657
117	Sidus Space, Inc. Class A*(a)	254
1,727	StandardAero, Inc.*	42,294
43	Starfighters Space, Inc.*	143
4	Swarmer, Inc.*	133

Shares	Description	Value

Common Stocks – (continued)
Aerospace & Defense – (continued)
17	TAT Technologies Ltd.*	$ 618
3,896	Textron, Inc.	313,862
1,680	TransDigm Group, Inc.	1,968,523
1,054	V2X, Inc.*	81,327
27,174	Vertical Aerospace Ltd.*	18,429
3,440	Virgin Galactic Holdings, Inc.*(a)	10,045
73	Voyager Technologies, Inc. Class A*	2,455
39	VSE Corp.	8,139
2,020	Woodward, Inc.	686,436
1,313	York Space Systems, Inc.*(a)	11,935

		65,407,356

Air Freight & Logistics – 0.1%
5,567	CH Robinson Worldwide, Inc.	833,157
5,112	Expeditors International of Washington, Inc.	969,491
7,517	FedEx Corp.	2,461,066
33	Forward Air Corp.*	561
1,153	GXO Logistics, Inc.*	55,033
787	Hub Group, Inc. Class A	31,378
35,993	Radiant Logistics, Inc.*	307,380
37,998	United Parcel Service, Inc. Class B	3,960,531

		8,618,597

Automobile Components – 0.0%
3,410	Adient PLC*	64,688
2,757	Aptiv PLC*	123,403
6,856	BorgWarner, Inc.	439,881
4,572	Cooper-Standard Holdings, Inc.*	122,438
4,337	Dana, Inc.	130,023
822	Dauch Corp.*	5,146
822	Dorman Products, Inc.*	105,915
301	Fox Factory Holding Corp.*	6,149
9,406	Garrett Motion, Inc.	253,492
6,464	Gentex Corp.	144,600
1,423	Gentherm, Inc.*	55,910
12,684	Holley, Inc.*	36,276
32,800	Kodiak AI, Inc.*(a)	123,984
1,271	LCI Industries	127,901
1,692	Lear Corp.	211,483
2,183	Motorcar Parts of America, Inc.*	25,366
411	Patrick Industries, Inc.	33,587
2,579	Phinia, Inc.	176,507
3,839	Solid Power, Inc.*	8,945
5,677	Standard Motor Products, Inc.	214,136
11,051	Stoneridge, Inc.*	76,473
1,105	Strattec Security Corp.*	77,505
2,189	Versigent PLC*	103,758
536	Visteon Corp.	54,575

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Automobile Components – (continued)
5,041	XPEL, Inc.*	$ 248,320

		2,970,461

Automobiles – 0.8%
96,940	Ford Motor Co.	1,351,344
48,864	General Motors Co.	4,217,940
169	Harley-Davidson, Inc.	4,664
17	Livewire Group, Inc.*	21
181	Lucid Group, Inc.*(a)	878
3,103	Rivian Automotive, Inc. Class A*	49,834
115,708	Tesla, Inc.*	42,574,759
779	Thor Industries, Inc.	59,204
1,686	Winnebago Industries, Inc.	50,732

		48,309,376

Banks – 2.5%
3,339	1st Source Corp.	285,919
6,217	ACNB Corp.	404,043
4,702	Amalgamated Financial Corp.	226,025
6,697	Amerant Bancorp, Inc.	192,271
3,189	Ameris Bancorp	268,673
9,036	Arrow Financial Corp.	341,019
5,804	Associated Banc-Corp.	177,660
4,105	Atlantic Union Bankshares Corp.	165,555
17,750	Avidbank Holdings, Inc.*	558,060
20,740	Avidia Bancorp, Inc.	459,391
2,246	Axos Financial, Inc.*	217,390
6,909	Banc of California, Inc.	128,646
944	BancFirst Corp.	103,104
9,663	Banco Santander SA	140,693
2,797	Bancorp, Inc.*	181,805
1,703	Bank First Corp.	256,574
286,857	Bank of America Corp.	17,767,923
3,183	Bank of Hawaii Corp.	241,685
16,116	Bank of Marin Bancorp	428,363
8,331	Bank of NT Butterfield & Son Ltd.	490,529
2,925	Bank OZK	143,559
7,716	Bank7 Corp.	396,294
3,647	BankUnited, Inc.	166,303
7,003	Bankwell Financial Group, Inc.	460,377
2,088	Banner Corp.	146,452
7,173	Bar Harbor Bankshares	281,397
8,991	BayCom Corp.	268,202
31,608	BCB Bancorp, Inc.	270,248
3,646	Beacon Financial Corp.	113,208
98,503	Blue Ridge Bankshares, Inc.	384,162
1,635	BOK Financial Corp.	222,491
13,500	Bridgewater Bancshares, Inc.*	284,445
3,744	Burke & Herbert Financial Services Corp.	266,985

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
7,097	Business First Bancshares, Inc.	$ 220,149
6,295	Byline Bancorp, Inc.	238,706
3,408	C&F Financial Corp.	310,162
16,811	California BanCorp	357,738
3,725	Camden National Corp.	210,388
8,228	Capital Bancorp, Inc.	297,360
6,720	Capital City Bank Group, Inc.	339,226
31,740	Capitol Federal Financial, Inc.	273,281
14,751	Carter Bankshares, Inc.	460,821
3,775	Cathay General Bancorp	231,068
6,168	Central BanCo, Inc.	198,024
8,595	Central Pacific Financial Corp.	319,906
4,621	Chemung Financial Corp.	374,624
7,340	ChoiceOne Financial Services, Inc.	243,761
89,336	Citigroup, Inc.	11,758,404
18,028	Citizens & Northern Corp.	456,830
13,731	Citizens Financial Group, Inc.	945,654
2,744	Citizens Financial Services, Inc.	220,453
2,617	City Holding Co.	374,100
8,134	Civista Bancshares, Inc.	219,455
8,196	CNB Financial Corp.	277,189
487	Coastal Financial Corp.*	22,943
12,978	CoastalSouth Bancshares, Inc.	355,727
16,167	Colony Bankcorp, Inc.	341,932
7,878	Columbia Banking System, Inc.	233,504
34,847	Columbia Financial, Inc.	404,922
4,353	Commerce Bancshares, Inc.	251,212
11,493	Commercial Bancgroup, Inc.	388,234
1	Community Bancorp/VT	40
2,714	Community Financial System, Inc.	170,304
3,767	Community Trust Bancorp, Inc.	286,782
15,341	Community West Bancshares	397,792
5,008	ConnectOne Bancorp, Inc.	157,452
2,752	Cullen/Frost Bankers, Inc.	442,714
1,887	Customers Bancorp, Inc.*	147,526
7,256	CVB Financial Corp.	160,866
4,487	Dime Commercial Bancshares, Inc.	181,275
4,067	Eagle Bancorp, Inc.	110,988
13,319	East West Bancorp, Inc.	1,689,648
8,576	Eastern Bankshares, Inc.	188,329
2,563	Enterprise Financial Services Corp.	162,058
6,218	Equity Bancshares, Inc. Class A	306,920
2,592	Esquire Financial Holdings, Inc.	289,578

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
6,027	Farmers & Merchants Bancorp, Inc.	$ 204,617
17,502	Farmers National Banc Corp.	273,206
39,124	FB Bancorp, Inc.*	613,464
2,481	FB Financial Corp.	141,318
4,948	Fidelity D&D Bancorp, Inc.	265,064
28,238	Fifth Third Bancorp	1,518,357
7,545	Financial Institutions, Inc.	305,723
12,576	Finwise Bancorp*	174,869
13,409	First BanCorp	373,843
11,520	First Bancorp, Inc.	394,675
3,646	First Bancorp/Southern Pines NC	231,266
17,853	First Bank	317,783
5,936	First Busey Corp.	178,674
5,173	First Business Financial Services, Inc.	361,438
267	First Citizens BancShares, Inc. Class A	577,895
10,902	First Commonwealth Financial Corp.	225,671
6,573	First Community Bankshares, Inc.	318,725
6,176	First Financial Bancorp	201,523
5,456	First Financial Bankshares, Inc.	181,303
3,551	First Financial Corp.	277,972
5,615	First Hawaiian, Inc.	143,800
17,284	First Horizon Corp.	420,347
8,372	First Internet Bancorp	228,890
4,151	First Interstate BancSystem, Inc. Class A	152,798
3,382	First Merchants Corp.	140,252
4,786	First Mid Bancshares, Inc.	238,151
15,529	First National Corp.	474,411
8,390	First United Corp.	359,931
11,343	First Western Financial, Inc.*	351,293
1,248	Firstsun Capital Bancorp*	49,932
8,443	Five Star Bancorp	386,858
5,419	Flagstar Bank NA	72,127
12,131	FNB Corp.	221,148
6,857	FS Bancorp, Inc.	290,051
7,892	Fulton Financial Corp.	185,146
23,187	FVCBankcorp, Inc.	423,395
6,605	GBank Financial Holdings, Inc.*	129,260
5,584	German American Bancorp, Inc.	275,403
2,352	Glacier Bancorp, Inc.	108,921
3,263	Great Southern Bancorp, Inc.	255,395
8,183	Greene County Bancorp, Inc.	281,413
2,596	Hancock Whitney Corp.	193,376
4,949	Hanmi Financial Corp.	153,419
8,197	Hawthorn Bancshares, Inc.	318,945
8,035	HBT Financial, Inc.	285,082

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
5,967	Heritage Financial Corp.	$ 170,477
5,078	Hilltop Holdings, Inc.	193,218
269	Hingham Institution For Savings	77,545
4,626	Home Bancorp, Inc.	316,835
5,436	Home BancShares, Inc.	160,145
6,665	HomeTrust Bancshares, Inc.	309,523
10,207	Hope Bancorp, Inc.	140,755
18,958	Horizon Bancorp, Inc.	368,164
50,240	Huntington Bancshares, Inc.	838,254
10,353	Independent Bank Corp.	471,541
2,759	International Bancshares Corp.	193,571
11,831	Investar Holding Corp.	356,468
13,912	John Marshall Bancorp, Inc.	317,750
115,521	JPMorgan Chase & Co.	41,127,786
26,518	Kearny Financial Corp.	261,733
34,119	KeyCorp	737,312
4,187	Lakeland Financial Corp.	247,410
16,880	LCNB Corp.	326,290
2,217	Live Oak Bancshares, Inc.	87,328
2,538	M&T Bank Corp.	593,740
2,679	Mechanics Bancorp Class A	42,167
4,580	Mercantile Bank Corp.	273,701
8,671	Metrocity Bankshares, Inc.	301,924
1,500	Metropolitan Bank Holding Corp.	136,170
6,754	Mid Penn Bancorp, Inc.	245,913
7,887	Midland States Bancorp, Inc.	258,615
11,138	MVB Financial Corp.	337,147
4,092	National Bank Holdings Corp. Class A	168,959
10,630	NB Bancorp, Inc.	237,368
3,022	NBT Bancorp, Inc.	155,391
656	Nicolet Bankshares, Inc.	111,087
1,795	Northeast Bank	226,439
12,213	Northeast Community Bancorp, Inc.	321,813
12,325	Northpointe Bancshares, Inc.	209,402
7,290	Northrim BanCorp, Inc.	186,405
12,148	Northwest Bancshares, Inc.	185,743
10,688	Norwood Financial Corp.	365,102
146,939	NU Holdings Ltd. Class A*	2,137,962
13,129	Oak Valley Bancorp	441,003
6,749	OceanFirst Financial Corp.	127,151
4,121	OFG Bancorp	214,498
8,425	Old National Bancorp	215,511
9,949	Old Second Bancorp, Inc.	249,521
1	OP Bancorp	15
8,020	Orange County Bancorp, Inc.	304,359
4,739	Origin Bancorp, Inc.	251,783
6,352	Orrstown Financial Services, Inc.	264,878
1,044	Park National Corp.	203,883
14,627	Parke Bancorp, Inc.	493,661

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
2,566	Pathward Financial, Inc.	$ 209,026
113,208	Patriot National Bancorp, Inc.*	120,000
13,315	PCB Bancorp	363,899
4,554	Peapack-Gladstone Financial Corp.	203,291
6,256	Peoples Bancorp, Inc.	246,299
4,227	Peoples Financial Services Corp.	290,268
1,979	Pinnacle Financial Partners, Inc.	197,841
22,521	Pioneer Bancorp, Inc.*	393,217
6,992	Plumas Bancorp	428,120
21,320	PNC Financial Services Group, Inc.	5,108,912
19,821	Ponce Financial Group, Inc.*	401,970
3,402	Popular, Inc.	572,182
2,589	Preferred Bank	265,191
19,445	Primis Financial Corp.	309,175
1	Princeton Bancorp, Inc.	42
2,849	Prosperity Bancshares, Inc.	203,874
8,769	Provident Financial Services, Inc.	205,195
2,573	QCR Holdings, Inc.	255,936
11,207	RBB Bancorp	290,822
4,143	Red River Bancshares, Inc.	414,466
31,720	Regions Financial Corp.	947,794
2,412	Renasant Corp.	98,675
2,156	Republic Bancorp, Inc. Class A	201,608
1	Richmond Mutual BanCorp, Inc.	16
4,615	S&T Bancorp, Inc.	228,350
4,041	Seacoast Banking Corp. of Florida	137,212
3,690	ServisFirst Bancshares, Inc.	158,818
12,477	Shore Bancshares, Inc.	286,472
7,670	Sierra Bancorp	303,885
10,208	Simmons First National Corp. Class A	230,497
6,778	SmartFinancial, Inc.	342,628
6,220	South Plains Financial, Inc.	271,192
4,621	Southern First Bancshares, Inc.*	283,498
4,012	Southern Missouri Bancorp, Inc.	295,243
7,523	Southside Bancshares, Inc.	237,426
2,298	Southstate Bank Corp.	241,037
23,246	Sterling Bancorp, Inc.*(b)	0
2,393	Stock Yards Bancorp, Inc.	189,550
1,814	Texas Capital Bancshares, Inc.	176,285
12,673	TFS Financial Corp.	221,397
4,854	Third Coast Bancshares, Inc.*	216,488
9,053	Timberland Bancorp, Inc.	412,726

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
3,249	Tompkins Financial Corp.	$ 315,543
4,265	Towne Bank	157,976
4,625	TriCo Bancshares	246,882
262	Triumph Financial, Inc.*	18,668
40,879	Truist Financial Corp.	2,026,781
6,565	TrustCo Bank Corp.	372,367
5,171	Trustmark Corp.	237,452
82,708	U.S. Bancorp	5,093,159
2,598	UMB Financial Corp.	367,955
4,954	United Bankshares, Inc.	233,482
4,421	United Community Banks, Inc.	154,028
5,018	Unity Bancorp, Inc.	291,195
5,437	Univest Financial Corp.	225,744
16,432	USCB Financial Holdings, Inc.	365,448
19,344	Valley National Bancorp	263,852
5,198	WaFd, Inc.	185,880
4,234	Washington Trust Bancorp, Inc.	165,676
147,154	Wells Fargo & Co.	12,712,634
2,722	WesBanco, Inc.	108,907
12,725	West BanCorp, Inc.	359,481
5,452	Westamerica BanCorp	316,489
2,455	Western Alliance Bancorp	191,809
25,489	Western New England Bancorp, Inc.	350,219
2,371	Wintrust Financial Corp.	356,504
3,429	WSFS Financial Corp.	265,576
6,222	Zions Bancorp NA	414,945

		162,457,217

Beverages – 0.4%
1,656	Boston Beer Co., Inc. Class A*	294,454
7,277	Brown-Forman Corp. Class B	193,350
3,243	Brown-Forman Corp. Class A	88,339
1,253	Celsius Holdings, Inc.*	39,407
135,196	Coca-Cola Co.	11,987,829
5,063	Coca-Cola Consolidated, Inc.	990,171
3,442	Constellation Brands, Inc. Class A	449,594
32,399	Keurig Dr. Pepper, Inc.	1,032,232
4,276	MGP Ingredients, Inc.	71,025
3,893	Molson Coors Beverage Co. Class B	154,786
56,459	Monster Beverage Corp.*	2,592,597
11,356	National Beverage Corp.	359,190
49,827	PepsiCo, Inc.	6,992,721
2,150	Primo Brands Corp.	49,063
6,782	Vita Coco Co., Inc.*	398,205

		25,692,963

Biotechnology – 1.2%
61,028	AbbVie, Inc.	15,648,800

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
34,310	Abeona Therapeutics, Inc.*	$ 200,714
1,175	Absci Corp.*	10,622
13,559	ACADIA Pharmaceuticals, Inc.*	391,991
10,534	Achieve Life Sciences, Inc.*(a)	83,640
84,445	Acumen Pharmaceuticals, Inc.*	240,668
31	ADC Therapeutics SA*	36
4,146	ADMA Biologics, Inc.*	38,931
39,798	Agenus, Inc.*(a)	302,863
5	Agios Pharmaceuticals, Inc.*	168
48,826	Akebia Therapeutics, Inc.*	44,861
2,042	Aktis Oncology, Inc.*	52,908
65,611	Aldeyra Therapeutics, Inc.*	97,104
91,296	Alector, Inc.*	206,329
4,816	Alkermes PLC*	226,304
29,810	Allogene Therapeutics, Inc.*	59,620
5,423	Alnylam Pharmaceuticals, Inc.*	1,305,262
2,395	Altimmune, Inc.*	7,448
153	ALX Oncology Holdings, Inc.*	295
19,306	Amgen, Inc.	8,299,263
2,016	AnaptysBio, Inc.*	114,973
29,134	Anavex Life Sciences Corp.*	81,575
16,476	Anika Therapeutics, Inc.*	343,854
14,221	Annexon, Inc.*	70,252
1,335	Apogee Therapeutics, Inc.*	180,332
43,843	Arbutus Biopharma Corp.*	222,722
7,004	Arcturus Therapeutics Holdings, Inc.*	103,379
1,997	Arcus Biosciences, Inc.*	58,472
23,361	Arcutis Biotherapeutics, Inc.*	559,963
7,591	Ardelyx, Inc.*	28,694
17	Armata Pharmaceuticals, Inc.*	94
1,483	ArriVent Biopharma, Inc.*	44,564
2,282	Arrowhead Pharmaceuticals, Inc.*	188,014
1,398	ARS Pharmaceuticals, Inc.*(a)	8,388
14,570	Artiva Biotherapeutics, Inc.*	164,641
68	Ascendis Pharma AS*	17,887
7,064	Assembly Biosciences, Inc.*(a)	237,562
14	Atrium Therapeutics, Inc.*	187
121,263	aTyr Pharma, Inc.*(a)	64,476
21,294	Aura Biosciences, Inc.*	152,891
169	Aurinia Pharmaceuticals, Inc.*	2,723
5,494	Avalo Therapeutics, Inc.*	106,254
60,739	Avita Medical, Inc.*(a)	613,464
474	Beam Therapeutics, Inc.*	13,950
10,235	Benitec Biopharma, Inc.*	124,560
3,934	Bicara Therapeutics, Inc.*	90,954

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
25,735	BioCryst Pharmaceuticals, Inc.*	$ 249,630
5,383	Biogen, Inc.*	1,166,227
189	Biohaven Ltd.*	2,886
4,370	BioMarin Pharmaceutical, Inc.*	285,055
89,581	Biomea Fusion, Inc.*(a)	150,496
65,671	Black Diamond Therapeutics, Inc.*	137,909
6,303	BridgeBio Oncology Therapeutics, Inc.*	55,466
8,450	Bridgebio Pharma, Inc.*	647,186
1,472	Bright Minds Biosciences, Inc.*	105,587
18,589	C4 Therapeutics, Inc.*	68,965
19,811	Cabaletta Bio, Inc.*	61,612
45	CAMP4 Therapeutics Corp.*	178
8,641	Candel Therapeutics, Inc.*	112,938
1,275	Capricor Therapeutics, Inc.*(a)	12,635
74,017	Cardiff Oncology, Inc.*	73,543
8,039	CareDx, Inc.*	402,834
82,387	Caribou Biosciences, Inc.*	126,876
6,796	Caris Life Sciences, Inc.*	173,230
20,408	Cartesian Therapeutics, Inc.*	189,386
984	Celcuity, Inc.*	87,635
1,534	Celldex Therapeutics, Inc.*	60,792
41,469	Century Therapeutics, Inc.*	85,011
1,686	CG oncology, Inc.*	126,720
7,166	Climb Bio, Inc.*	98,389
3,445	Cogent Biosciences, Inc.*	120,575
129,557	Coherus Oncology, Inc.*	174,902
29,616	Compass Therapeutics, Inc.*	70,782
13	Connect Biopharma Holdings Ltd.*	29
21,356	Corbus Pharmaceuticals Holdings, Inc.*	232,994
3,103	Corvus Pharmaceuticals, Inc.*	43,566
1,818	Crescent Biopharma, Inc.*(a)	30,179
17	CRISPR Therapeutics AG*	969
4,257	Cullinan Therapeutics, Inc.*	93,952
2,076	Cytokinetics, Inc.*	147,209
12,775	CytomX Therapeutics, Inc.*	42,924
1,388	Damora Therapeutics, Inc.*	39,114
338	Denali Therapeutics, Inc.*	8,031
8,920	Design Therapeutics, Inc.*	134,603
32,817	DiaMedica Therapeutics, Inc.*	208,388
1,217	Dianthus Therapeutics, Inc.*	128,527
429	Disc Medicine, Inc.*	33,741
75	Dyne Therapeutics, Inc.*	1,907
34,347	Editas Medicine, Inc.*	105,102
21	Eikon Therapeutics, Inc.*	220
37,333	Eledon Pharmaceuticals, Inc.*	111,252
18	Elicio Operating Co., Inc.*	49
6,793	Emergent BioSolutions, Inc.*	41,437

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
7,976	Enanta Pharmaceuticals, Inc.*	$ 106,320
20,638	Entrada Therapeutics, Inc.*	145,498
5,080	Erasca, Inc.*	90,830
21	Evommune, Inc.*	266
12,185	Exelixis, Inc.*	665,788
59,421	Fate Therapeutics, Inc.*	142,016
41	Fennec Pharmaceuticals, Inc.*	506
23	First Tracks Biotherapeutics, Inc.*	962
43,473	Foghorn Therapeutics, Inc.*	249,535
77,051	Galectin Therapeutics, Inc.*(a)	304,351
51,734	Genelux Corp.*(a)	135,284
24	Generate Biomedicines, Inc.*	367
48,657	Geron Corp.*	72,499
44,783	Gilead Sciences, Inc.	6,553,544
442,593	Gossamer Bio, Inc.*	75,241
5,556	Greenwich Lifesciences, Inc.*(a)	83,062
47,644	Gyre Therapeutics, Inc.*	313,021
7,643	Halozyme Therapeutics, Inc.*	813,903
427,637	Heron Therapeutics, Inc.*(a)	135,989
26,000	Humacyte, Inc.*	15,636
1,744	Ideaya Biosciences, Inc.*	69,934
8,131	Immatics NV*	77,488
58	Immix Biopharma, Inc.*	814
6,224	ImmunityBio, Inc.*(a)	49,481
2,128	Immunome, Inc.*	58,329
1,825	Immunovant, Inc.*	74,497
10,021	Incyte Corp.*	1,234,788
153	Inhibrx Biosciences, Inc.*	19,385
116,762	Inovio Pharmaceuticals, Inc.*(a)	148,288
9,503	Insmed, Inc.*	1,157,656
119,024	Invivyd, Inc.*	113,656
3,820	Ionis Pharmaceuticals, Inc.*	230,575
556	Iovance Biotherapeutics, Inc.*	4,543
43,236	Ironwood Pharmaceuticals, Inc.*	183,753
4,975	Jade Biosciences, Inc.*	106,266
30,074	Kalaris Therapeutics, Inc.*(a)	121,499
4	Karyopharm Therapeutics, Inc.*	8
5,857	Keros Therapeutics, Inc.*	64,896
60	Kiniksa Pharmaceuticals International PLC*	4,718
228	Kodiak Sciences, Inc.*	8,516
8,918	Korro Bio, Inc.*	111,386
1,376	Krystal Biotech, Inc.*	494,479
12,037	Kura Oncology, Inc.*	152,268
1,179	Kymera Therapeutics, Inc.*	140,077
11,647	Kyverna Therapeutics, Inc.*	98,708
36,040	Larimar Therapeutics, Inc.*	137,673
29,353	Lexeo Therapeutics, Inc.*	139,720
188,332	Lineage Cell Therapeutics, Inc.*(a)	207,165

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
8,837	Lyell Immunopharma, Inc.*	$ 126,546
33,249	MacroGenics, Inc.*	132,664
1,691	Madrigal Pharmaceuticals, Inc.*	913,191
435	MannKind Corp.*	1,744
1,169	MapLight Therapeutics, Inc.*	15,162
12,627	MeiraGTx Holdings PLC*	174,379
45,391	MiMedx Group, Inc.*	206,075
788	Mineralys Therapeutics, Inc.*	20,228
33	Minerva Neurosciences, Inc.*	151
7,088	Mirum Pharmaceuticals, Inc.*	694,978
5,289	Moderna, Inc.*	742,258
2,115	Monopar Therapeutics, Inc.*	236,732
2,776	Monte Rosa Therapeutics, Inc.*	38,697
30,391	Myriad Genetics, Inc.*	97,859
10,677	Natera, Inc.*	3,437,567
1,988	Neurocrine Biosciences, Inc.*	306,212
2,940	Neurogene, Inc.*	106,546
67,578	Nkarta, Inc.*	183,136
2,507	Nurix Therapeutics, Inc.*	64,630
24	Nuvectis Pharma, Inc.*	546
104,407	Ocugen, Inc.*(a)	138,861
4,334	Olema Pharmaceuticals, Inc.*	45,204
49,121	Opus Genetics, Inc.*	177,818
19,918	Organogenesis Holdings, Inc.*	34,259
2,503	ORIC Pharmaceuticals, Inc.*	32,514
1,166	Oruka Therapeutics, Inc.*	107,995
32,337	Ovid therapeutics, Inc.*	86,340
37	Palisade Bio, Inc.*	72
345	Palvella Therapeutics, Inc.*	52,644
23,414	Perspective Therapeutics, Inc.*	73,988
134,424	PMV Pharmaceuticals, Inc.*	162,653
527	Praxis Precision Medicines, Inc.*	184,608
6,783	Precigen, Inc.*	47,006
39	Prelude Therapeutics, Inc.*	218
25,463	Prime Medicine, Inc.*	91,412
43,761	ProKidney Corp.*(a)	82,708
1,488	Protagonist Therapeutics, Inc.*	219,852
95,643	Protalix BioTherapeutics, Inc.*	245,803
37,784	Protara Therapeutics, Inc.*	145,846
25,980	Prothena Corp. PLC*	242,913
4,160	PTC Therapeutics, Inc.*	289,286
59,791	Puma Biotechnology, Inc.*	544,696
66	Recursion Pharmaceuticals, Inc. Class A*	224
3,675	Regeneron Pharmaceuticals, Inc.	2,936,619
13,159	REGENXBIO, Inc.*	125,011
3,402	Relay Therapeutics, Inc.*	62,529

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
4,627	Revolution Medicines, Inc.*	$ 951,172
6,922	Rezolute, Inc.*	32,464
4,153	Rhythm Pharmaceuticals, Inc.*	440,758
4,783	Rigel Pharmaceuticals, Inc.*	220,879
44,903	Rocket Pharmaceuticals, Inc.*	167,039
15,681	Sagimet Biosciences, Inc. Class A*	160,887
14,438	Sana Biotechnology, Inc.*	55,875
3,774	Sarepta Therapeutics, Inc.*	79,367
25,226	Savara, Inc.*	135,968
1,008	Scholar Rock Holding Corp.*	57,254
1,084	SELLAS Life Sciences Group, Inc.*(a)	14,461
31,728	Sera Prognostics, Inc. Class A*	67,263
23,396	Seres Therapeutics, Inc.*(a)	114,874
27,732	Shattuck Labs, Inc.*	194,401
934	Sionna Therapeutics, Inc.*	5,632
10,572	Solid Biosciences, Inc.*	101,280
1	Spruce Biosciences, Inc.*	59
1,402	Spyre Therapeutics, Inc.*	125,241
2,332	Stoke Therapeutics, Inc.*	72,758
196	Summit Therapeutics, Inc.*	2,670
10	Surrozen, Inc.*	220
4,293	Sutro Biopharma, Inc.*	86,890
5,806	Syndax Pharmaceuticals, Inc.*	111,998
1,891	Tango Therapeutics, Inc.*	43,190
3,572	Taysha Gene Therapies, Inc.*	20,325
2,708	Tectonic Therapeutic, Inc.*	81,078
191,349	Tenaya Therapeutics, Inc.*	131,610
9,462	Tevogen, Inc.*(a)	66,045
6,679	TG Therapeutics, Inc.*	362,670
132,734	Tiziana Life Sciences Ltd.*(a)	131,141
6,823	Tonix Pharmaceuticals Holding Corp.*(a)	96,204
11,368	Travere Therapeutics, Inc.*	753,471
108,881	TriSalus Life Sciences, Inc.*	538,961
1,968	Twist Bioscience Corp.*	273,552
3,776	Tyra Biosciences, Inc.*	94,513
4,730	Ultragenyx Pharmaceutical, Inc.*	119,243
30	Unicycive Therapeutics, Inc.*	156
1,980	United Therapeutics Corp.*	1,010,552
13,929	UroGen Pharma Ltd.*	600,201
42,089	Vanda Pharmaceuticals, Inc.*	227,281
2,783	Vaxcyte, Inc.*	169,039
90	Vera Therapeutics, Inc.*	3,067
2,241	Veracyte, Inc.*	96,789
29,193	Verastem, Inc.*	210,774
3,855	Vericel Corp.*	153,815
8,693	Vertex Pharmaceuticals, Inc.*	4,733,512
11	Viking Therapeutics, Inc.*	361
1,191	Vir Biotechnology, Inc.*	13,030
13	Viridian Therapeutics, Inc.*	301

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
3,420	Vor BioPharma, Inc.*	$ 76,882
45,319	Voyager Therapeutics, Inc.*	156,351
5,179	Xencor, Inc.*	141,205
139	Xenon Pharmaceuticals, Inc.*	8,371
104	Zenas Biopharma, Inc.*	3,361
31,784	Zentalis Pharmaceuticals, Inc.*	119,508
33,570	Zura Bio Ltd.*	185,978
8,045	Zymeworks, Inc.*	236,603

		79,868,404

Broadline Retail – 1.7%
89,566	1stdibs.com, Inc.*	391,403
409,714	Amazon.com, Inc.*	106,431,406
32,202	Coupang, Inc.*	517,164
793	Dillard’s, Inc. Class A	496,394
29,240	eBay, Inc.	3,028,094
4,029	Etsy, Inc.*	327,679
1,064	Groupon, Inc.*(a)	20,408
13,774	Kohl’s Corp.	245,453
23,146	Macy’s, Inc.	508,286
735	Ollie’s Bargain Outlet Holdings, Inc.*	55,434
53	Savers Value Village, Inc.*	547

		112,022,268

Building Products – 0.2%
4,502	A.O. Smith Corp.	266,203
186	AAON, Inc.	14,130
1,598	Advanced Drainage Systems, Inc.	216,897
2,881	Allegion PLC	447,275
1,696	Apogee Enterprises, Inc.	66,246
2,331	Armstrong World Industries, Inc.	402,284
1,266	AZZ, Inc.	173,645
1,297	Builders FirstSource, Inc.*	86,121
801	Carlisle Cos., Inc.	277,611
18,866	Carrier Global Corp.	1,098,378
126	CSW Industrials, Inc.	38,928
744	Fortune Brands Innovations, Inc.	32,982
204	Gibraltar Industries, Inc.*	9,178
2,674	Griffon Corp.	260,421
5,501	Hayward Holdings, Inc.*	77,289
4,773	Insteel Industries, Inc.	143,667
969	Janus International Group, Inc.*	4,806
62,393	JELD-WEN Holding, Inc.*	149,119
21,001	Johnson Controls International PLC	2,903,178
851	Lennox International, Inc.	325,627
392	Louisiana-Pacific Corp.	27,640
8,158	Masco Corp.	588,681
1,391	Modine Manufacturing Co.*	248,196

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Building Products – (continued)
10,041	Owens Corning	$ 1,387,164
1,573	Quanex Building Products Corp.	30,233
2,122	Resideo Technologies, Inc.*	41,082
1,764	Simpson Manufacturing Co., Inc.	322,124
1,936	Tecnoglass Holdings, Inc.	76,859
23,281	Tecogen, Inc.*	71,240
7,835	Trane Technologies PLC	3,481,874
923	UFP Industries, Inc.	78,012
7,372	Zurn Elkay Water Solutions Corp. Class C	352,382

		13,699,472

Capital Markets – 1.3%
7,684	Acadian Asset Management, Inc.	723,833
1,655	Affiliated Managers Group, Inc.	609,354
34,479	AlTi Global, Inc.*	134,468
3,315	Ameriprise Financial, Inc.	1,833,560
5,643	ARES Management Corp. Class A	807,908
9,808	Artisan Partners Asset Management, Inc. Class A	417,527
9	Bakkt, Inc.*	69
24,824	Bank of New York Mellon Corp.	4,003,615
20,636	BGC Group, Inc. Class A	247,838
5,075	Blackrock, Inc.	5,864,721
25,657	Blackstone, Inc.	3,675,109
2,397	Blue Owl Capital, Inc.	29,339
4,967	BRC Group Holdings, Inc.*(a)	34,372
513	Brookfield Asset Management Ltd. Class A	26,420
2	Bullish*	68
2,244	Carlyle Group, Inc.	108,587
4,871	Cboe Global Markets, Inc.	1,462,274
94	Chaince Digital Holdings, Inc.*	281
56,685	Charles Schwab Corp.	6,225,147
20,767	CME Group, Inc.	5,928,978
4,862	Cohen & Steers, Inc.	392,218
1,739	Coinbase Global, Inc. Class A*	327,141
501	Donnelley Financial Solutions, Inc.*	24,198
1,775	Evercore, Inc. Class A	508,413
962	FactSet Research Systems, Inc.	301,635
8,610	Federated Hermes, Inc.	548,026
8,871	Franklin Templeton, Inc.	302,945
22	Freedom Holding Corp.*	3,850
714	Galaxy Digital, Inc. Class A*	17,564
30,129	GCM Grosvenor, Inc. Class A	415,479

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
63,588	Gemini Space Station, Inc. Class A*(a)	$ 286,146
1,078	Hamilton Lane, Inc. Class A	117,308
1,966	Houlihan Lokey, Inc.	262,048
2,724	Innventure, Inc.*	3,514
16,277	Interactive Brokers Group, Inc. Class A	1,583,589
18,301	Intercontinental Exchange, Inc.	2,940,971
7,888	Invesco Ltd.	258,569
2,015	Jefferies Financial Group, Inc.	106,070
18,449	KKR & Co., Inc.	2,024,224
3,491	Lazard, Inc.	150,916
1,841	LPL Financial Holdings, Inc.	681,419
65	Marex Group Ltd.	4,711
2,244	MarketAxess Holdings, Inc.	364,942
3,589	Miami International Holdings, Inc.*	153,860
5,125	Moelis & Co. Class A	348,859
9,762	Moody’s Corp.	4,926,296
58,441	Morgan Stanley	12,466,634
1,023	Morningstar, Inc.	223,976
4,265	MSCI, Inc.	2,433,780
14,897	Nasdaq, Inc.	1,468,993
7,346	Northern Trust Corp.	1,363,124
1,108	Oppenheimer Holdings, Inc. Class A	131,619
17,570	Patria Investments Ltd. Class A	199,244
5,196	Perella Weinberg Partners	86,409
3,193	Piper Sandler Cos.	239,667
2,676	PJT Partners, Inc. Class A	482,724
6,173	Raymond James Financial, Inc.	1,099,843
10,878	Ridgepost Capital, Inc. Class A	93,551
21,419	Robinhood Markets, Inc. Class A*	2,244,925
14,832	S&P Global, Inc.	6,464,379
5,126	SEI Investments Co.	568,883
9,953	State Street Corp.	1,904,805
7,046	StepStone Group, Inc. Class A	368,224
5,995	Stifel Financial Corp.	484,276
5,450	StoneX Group, Inc.*	373,216
3,290	T. Rowe Price Group, Inc.	366,111
2,966	TPG, Inc.	160,520
2,690	Tradeweb Markets, Inc. Class A	289,713
4,706	Value Line, Inc.	174,169
2,472	Victory Capital Holdings, Inc. Class A	291,721
6,532	Virtu Financial, Inc. Class A	428,760
295	Virtus Investment Partners, Inc.	48,822
441	Webull Corp.*	4,181

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
12,920	WisdomTree, Inc.	$ 310,855

		83,961,503

Chemicals – 0.4%
2,727	AdvanSix, Inc.	45,841
6,531	Air Products & Chemicals, Inc.	2,021,083
2,239	Albemarle Corp.	302,198
19,130	Alto Ingredients, Inc.*	75,755
50,939	American Vanguard Corp.*	112,066
11,920	Arq, Inc.*	25,270
474	Ashland, Inc.	34,758
138	ASP Isotopes, Inc.*(a)	555
1,244	Avient Corp.	54,811
3,031	Axalta Coating Systems Ltd.*	110,389
1,596	Balchem Corp.	280,720
1,011	Cabot Corp.	83,620
2,630	Celanese Corp.	119,612
5,148	CF Industries Holdings, Inc.	669,395
4,427	Chemours Co.	68,884
21,584	Corteva, Inc.	1,826,654
13,851	Dow, Inc.	422,733
1,202	Eastman Chemical Co.	87,073
14,076	Ecolab, Inc.	3,986,323
14,633	Ecovyst, Inc.*	148,818
4,868	Element Solutions, Inc.	173,009
2,884	Flotek Industries, Inc.*	68,409
910	Hawkins, Inc.	109,446
658	HB Fuller Co.	36,157
2,414	Huntsman Corp.	23,126
2,579	Ingevity Corp.*	178,699
2,705	Innospec, Inc.	253,891
4,012	International Flavors & Fragrances, Inc.	346,356
511	Intrepid Potash, Inc.*	19,760
2,090	Koppers Holdings, Inc.	95,868
2,024	Kronos Worldwide, Inc.	17,852
15,421	Linde PLC	7,549,813
6,225	LSB Industries, Inc.*	66,421
4,989	LyondellBasell Industries NV Class A	324,684
6,125	Mativ Holdings, Inc.	72,826
1,757	Minerals Technologies, Inc.	124,606
1,382	Mosaic Co.	33,334
105	NewMarket Corp.	94,259
5,025	Olin Corp.	87,435
1,695	Orion SA	10,577
3,568	Perimeter Solutions, Inc.*	108,824
6,129	PPG Industries, Inc.	687,490
206	PureCycle Technologies, Inc.*(a)	1,345
138	Quaker Chemical Corp.	22,880
9,842	Rayonier Advanced Materials, Inc.*	84,543
3,910	RPM International, Inc.	407,031

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
698	Scotts Miracle-Gro Co.	$ 41,740
1,682	Sensient Technologies Corp.	226,969
14,989	Sherwin-Williams Co.	5,078,423
18,691	Solstice Advanced Materials, Inc.	1,184,823
1,363	Stepan Co.	85,337
834	Westlake Corp.	62,608

		28,155,099

Commercial Services & Supplies – 0.3%
1,620	ABM Industries, Inc.	75,541
27,822	ACCO Brands Corp.	119,078
1,601	ACV Auctions, Inc. Class A*	11,255
4,398	Brady Corp. Class A	398,679
10,834	BrightView Holdings, Inc.*	120,366
1,325	Brink’s Co.	144,332
775	Casella Waste Systems, Inc. Class A*	71,494
4,705	Cimpress PLC*	419,262
13,112	Cintas Corp.	2,645,870
10,688	Civeo Corp.*	357,300
1,818	Clean Harbors, Inc.*	573,124
6,090	CompX International, Inc.	193,845
20,334	Copart, Inc.*	670,819
612	CoreCivic, Inc.*	20,331
14,821	Deluxe Corp.	342,365
20,693	Ennis, Inc.	441,589
14,361	Enviri Corp.*	319,963
7,943	Healthcare Services Group, Inc.*	174,666
3,469	HNI Corp.	168,004
9,005	Interface, Inc.	341,470
2	LanzaTech Global, Inc.*	13
8,665	Liquidity Services, Inc.*	361,157
985	MillerKnoll, Inc.	22,251
2,069	MSA Safety, Inc.	386,427
19,710	NLI Holdings, Inc.	131,466
1,195	Onterris, Inc.*	19,980
4,266	OPENLANE, Inc.*	151,870
18,393	Perma-Fix Environmental Services, Inc.*	333,833
13,501	Pitney Bowes, Inc.	231,272
20,180	Quad/Graphics, Inc.	203,011
5,965	Republic Services, Inc.	1,317,788
17,646	Rollins, Inc.	636,491
3,640	Tetra Tech, Inc.	131,550
982	UniFirst Corp.	271,621
9,407	Veralto Corp.	927,248
5,254	Vestis Corp.*	65,727
43,659	Virco Mfg. Corp.	261,954
13,520	Waste Management, Inc.	2,959,798

		16,022,810

Communications Equipment – 0.5%
1,619	ADTRAN Holdings, Inc.*	12,547

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
377	Applied Optoelectronics, Inc.*	$ 40,599
52,969	Arista Networks, Inc.*	10,365,504
1,755	Aviat Networks, Inc.*	34,977
2,957	BK Technologies Corp.*	213,998
3,309	Calix, Inc.*	126,139
4,747	Ciena Corp.*	1,817,152
134,044	Cisco Systems, Inc.	14,810,522
911	Clearfield, Inc.*	26,428
2,979	Digi International, Inc.*	223,246
10,782	Extreme Networks, Inc.*	242,487
1,873	F5, Inc.*	762,555
6,245	Harmonic, Inc.*	74,815
13,623	Inseego Corp.*	56,944
50	Lantronix, Inc.*	265
1,805	Lumentum Holdings, Inc.*	1,651,142
5,691	Motorola Solutions, Inc.	2,761,842
5,057	NETGEAR, Inc.*	107,006
3,908	NetScout Systems, Inc.*	151,748
1,037	Ondas, Inc.*(a)	7,938
5,480	Ribbon Communications, Inc.*	10,905
6	Ubiquiti, Inc.	3,540
2,775	Viasat, Inc.*	186,674
6,846	Viavi Solutions, Inc.*	248,442
17,633	Vistance Networks, Inc.*	111,264

		34,048,679

Construction & Engineering – 0.2%
1,325	AECOM	89,345
12,233	API Group Corp.*	480,145
1,089	Arcosa, Inc.	158,232
251	Argan, Inc.	106,672
3,985	Bowman Consulting Group Ltd.*	169,721
1,799	Cardinal Infrastructure Group, Inc. Class A*	66,527
2,413	Centuri Holdings, Inc.*	49,249
2,206	Comfort Systems USA, Inc.	3,409,638
27,846	Concrete Pumping Holdings, Inc.*	251,449
149	Construction Partners, Inc. Class A*	15,824
593	Dycom Industries, Inc.*	172,688
1,673	EMCOR Group, Inc.	1,228,885
932	Everus Construction Group, Inc.*	107,301
879	Fluor Corp.*	47,914
1,739	Granite Construction, Inc.	209,654
1,392	IES Holdings, Inc.*	421,776
522	Legence Corp. Class A*	27,964
16	Limbach Holdings, Inc.*	660
5,382	MasTec, Inc.*	1,290,496
2,053	Matrix Service Co.*	22,193
549	MYR Group, Inc.*	159,990
1,219	NWPX Infrastructure, Inc.*	133,992

Shares	Description	Value

Common Stocks – (continued)
Construction & Engineering – (continued)
8,775	Orion Group Holdings, Inc.*	$ 82,485
545	Primoris Services Corp.	39,300
8,182	Quanta Services, Inc.	4,967,210
7	Shimmick Corp.*	25
1,593	Solv Energy, Inc. Class A*	40,653
17,728	Southland Holdings, Inc.*	11,335
728	Sterling Infrastructure, Inc.*	342,211
2,274	Tutor Perini Corp.	201,294
963	Valmont Industries, Inc.	452,283
515	WillScot Holdings Corp.	10,661

		14,767,772

Construction Materials – 0.1%
8,223	Amrize Ltd.*	359,345
314	Eagle Materials, Inc.	60,998
3,430	James Hardie Industries PLC*	101,905
82	Knife River Corp.*	5,141
4,834	Martin Marietta Materials, Inc.	2,507,396
6,564	Smith-Midland Corp.*	172,502
6,229	Suncrete, Inc. Class A*(a)	106,827
32	Titan America SA*	478
440	U.S. Lime & Minerals, Inc.	51,977
8,108	Vulcan Materials Co.	2,185,755

		5,552,324

Consumer Finance – 0.3%
7,129	Ally Financial, Inc.	300,915
26,492	American Express Co.	8,746,864
282	Atlanticus Holdings Corp.*	25,513
2,561	Bread Financial Holdings, Inc.	267,548
28,841	Capital One Financial Corp.	6,186,683
12,328	Consumer Portfolio Services, Inc.*	113,787
262	Credit Acceptance Corp.*	157,132
406	Dave, Inc.*	145,965
4,822	Encore Capital Group, Inc.*	467,782
1,909	Enova International, Inc.*	432,808
7,028	EZCORP, Inc. Class A*	227,145
1,455	Figure Technology Solutions, Inc. Class A*	53,384
2,636	FirstCash Holdings, Inc.	565,343
4,799	Green Dot Corp. Class A*	63,779
3,580	Happen, Inc.*	62,936
10,179	Jefferson Capital, Inc.	211,825
263	LendingTree, Inc.*	7,375
20,467	Medallion Financial Corp.	241,920
8,458	Navient Corp.	80,436
999	Nelnet, Inc. Class A	125,145
6,071	NerdWallet, Inc. Class A*	59,981
4,450	OneMain Holdings, Inc.	277,947
12,933	OppFi, Inc.*	89,626
4,616	PRA Group, Inc.*	86,873
1,078	PROG Holdings, Inc.	41,104
3,967	Regional Management Corp.	127,301

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – (continued)
6,454	SLM Corp.	$ 167,610
12,992	SoFi Technologies, Inc.*	232,297
12,778	Synchrony Financial	984,928
121	Upstart Holdings, Inc.*	3,470
192	World Acceptance Corp.*	35,291

		20,590,713

Consumer Staples Distribution & Retail – 0.7%
28,478	Albertsons Cos., Inc. Class A	351,703
4,109	Andersons, Inc.	266,551
6,597	BJ’s Wholesale Club Holdings, Inc.*	598,018
2,061	Casey’s General Stores, Inc.	1,550,305
5,741	Chefs’ Warehouse, Inc.*	645,690
15,564	Costco Wholesale Corp.	14,690,704
8,280	Dollar General Corp.	1,049,490
7,340	Dollar Tree, Inc.*	929,170
6,582	Grocery Outlet Holding Corp.*	78,655
36,105	HF Foods Group, Inc.*	64,628
6,707	Ingles Markets, Inc. Class A	548,633
24,826	Kroger Co.	1,428,488
10,970	Maplebear, Inc.*	554,204
9,891	Natural Grocers by Vitamin Cottage, Inc. Class C	270,717
6,713	Performance Food Group Co.*	665,728
3,606	PriceSmart, Inc.	613,056
5,120	Sprouts Farmers Market, Inc.*	420,045
20,696	Sysco Corp.	1,678,032
18,390	Target Corp.	2,958,583
11,109	U.S. Foods Holding Corp.*	1,164,667
10,322	United Natural Foods, Inc.*	452,723
9,438	Village Super Market, Inc. Class A	408,477
151,589	Walmart, Inc.	15,897,138
6,356	Weis Markets, Inc.	451,594
2	Yesway, Inc. Class A*	50

		47,737,049

Containers & Packaging – 0.1%
8,012	Amcor PLC	367,671
1,084	AptarGroup, Inc.	142,676
31,923	Ardagh Metal Packaging SA(a)	162,169
2,371	Avery Dennison Corp.	412,815
5,237	Ball Corp.	329,774
11,073	Crown Holdings, Inc.	1,288,786
1,293	Graphic Packaging Holding Co.	14,482
1,537	Greif, Inc. Class A	127,187
4,844	International Paper Co.	183,733
11,110	Myers Industries, Inc.	356,520
2,057	O-I Glass, Inc.*	14,954
7,057	Packaging Corp. of America	1,650,915

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – (continued)
923	Ranpak Holdings Corp.*	$ 4,384
1,460	Silgan Holdings, Inc.	60,648
33,694	Smurfit Westrock PLC	1,580,249
1,590	Sonoco Products Co.	87,688
3,303	TriMas Corp.	128,090

		6,912,741

Distributors – 0.0%
4,147	Genuine Parts Co.	562,624
2,832	GigaCloud Technology, Inc.
	Class A*	137,437
2,088	Gold.com, Inc.	93,897
4,048	LKQ Corp.	101,605
824	Pool Corp.	153,692
5,967	Weyco Group, Inc.	267,143

		1,316,398

Diversified Consumer Services – 0.1%
13,112	ADT, Inc.	96,898
9,264	American Public Education, Inc.*	422,902
964	Bright Horizons Family Solutions, Inc.*	71,510
6,938	Carriage Services, Inc.	233,464
105,858	Chegg, Inc.*	89,450
5,118	Coursera, Inc.*	33,369
1,537	Covista, Inc.*	203,391
1,363	Driven Brands Holdings, Inc.*	16,928
810	Duolingo, Inc.*	120,172
3,779	Frontdoor, Inc.*	305,608
113	Graham Holdings Co. Class B	127,565
2,364	Grand Canyon Education, Inc.*	350,179
5,998	H&R Block, Inc.	309,797
5,879	KinderCare Learning Cos., Inc.*	14,815
5,582	Laureate Education, Inc.*	209,492
11,733	Lincoln Educational Services Corp.*	295,202
12,578	Matthews International Corp. Class A	261,245
4,986	McGraw Hill, Inc.*	65,466
23,226	Nerdy, Inc.*(a)	232,492
7,345	OneSpaWorld Holdings Ltd.	182,376
8,059	Perdoceo Education Corp.	267,881
4,443	Phoenix Education Partners, Inc.	129,336
2,744	Service Corp. International	224,020
834	Strategic Education, Inc.	69,089
2,402	Stride, Inc.*	208,229
4,710	Universal Technical Institute, Inc.*	99,522
5,940	WW International, Inc.*	99,139

		4,739,537

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified REITs – 0.0%
44,420	AH Realty Trust, Inc.	$ 287,842
24,438	Alpine Income Property Trust, Inc.	475,564
5,540	American Assets Trust, Inc.	124,428
13,798	Broadstone Net Lease, Inc.	287,826
18,598	CTO Realty Growth, Inc.	396,881
6,126	Essential Properties Realty Trust, Inc.	183,780
22,357	Gladstone Commercial Corp.	289,970
30,526	Global Net Lease, Inc.	280,229
21,337	NexPoint Diversified Real Estate Trust	113,300
6,245	WP Carey, Inc.	436,900

		2,876,720

Diversified Telecommunication Services – 0.3%
2,472	Anterix, Inc.*	224,680
3,369	AST SpaceMobile, Inc.*(a)	199,108
225,211	AT&T, Inc.	5,830,713
7,272	ATN International, Inc.	219,396
2,657	Bandwidth, Inc. Class A*	128,678
70	Cogent Communications Holdings, Inc.	668
99,290	Comcast Corp. Class A	2,643,100
1,434	Globalstar, Inc.*	116,943
6,406	IDT Corp. Class B	437,017
2,047	Iridium Communications, Inc.	96,168
2,464	Liberty Capital Corp. Class C*	64,138
14,713	Liberty Latin America Ltd. Class A*	126,679
15,646	Liberty Latin America Ltd. Class C*	133,773
21,572	Lumen Technologies, Inc.*	134,825
15,233	Shenandoah Telecommunications Co.	188,432
694	Space Exploration Technologies Corp. Class A*	99,721
3,561	Uniti Group, Inc.*	35,325
140,145	Verizon Communications, Inc.	7,010,053

		17,689,417

Electric Utilities – 0.4%
7,588	Alliant Energy Corp.	515,832
17,854	American Electric Power Co., Inc.	2,185,865
8,778	Constellation Energy Corp.	2,411,931
25,028	Duke Energy Corp.	3,001,107
10,693	Edison International	577,208
14,932	Entergy Corp.	1,587,421
6,812	Evergy, Inc.	551,908
8,271	Eversource Energy	580,128
29,438	Exelon Corp.	1,287,029
15,024	FirstEnergy Corp.	689,001
7,938	Genie Energy Ltd. Class B	117,800

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
7,555	Hawaiian Electric Industries, Inc.*	$ 84,767
2,765	IDACORP, Inc.	376,482
4,181	MGE Energy, Inc.	324,822
69,128	NextEra Energy, Inc.	5,692,000
2,756	NRG Energy, Inc.	303,491
6,636	OGE Energy Corp.	302,801
94	Oklo, Inc.*	3,814
3,105	Otter Tail Corp.	280,909
50,557	PG&E Corp.	670,891
3,676	Pinnacle West Capital Corp.	358,925
5,423	Portland General Electric Co.	264,968
19,873	PPL Corp.	678,266
36,106	Southern Co.	3,177,328
5,317	TXNM Energy, Inc.	306,312
19,193	Xcel Energy, Inc.	1,452,718

		27,783,724

Electrical Equipment – 0.6%
922	Acuity, Inc.	305,910
1,351	Allient, Inc.	127,008
67	American Superconductor Corp.*	1,924
12,883	AMETEK, Inc.	3,029,695
194	Amprius Technologies, Inc.*	1,917
50	Array Technologies, Inc.*	221
180	Atkore, Inc.	16,864
142	Babcock & Wilcox Enterprises, Inc.*	1,071
157,567	Blink Charging Co.*	81,903
6,866	Bloom Energy Corp. Class A*	1,416,456
16,227	ChargePoint Holdings, Inc.*(a)	89,249
19,819	Eaton Corp. PLC	7,964,860
17,180	Emerson Electric Co.	2,618,919
8	Energous Corp.*	89
4,915	Energy Vault Holdings, Inc.*	16,711
1,326	EnerSys	243,798
281	Enovix Corp.*(a)	950
487	Eos Energy Enterprises, Inc.*(a)	1,568
3	Espey Mfg. & Electronics Corp.	188
124	Fluence Energy, Inc.*	1,340
1,325	Forgent Power Solutions, Inc. Class A*	40,466
13,434	GE Vernova, Inc.	12,070,852
1,737	Generac Holdings, Inc.*	322,005
7,211	GrafTech International Ltd.*	51,919
4,840	Hubbell, Inc.	2,192,520
10,872	KULR Technology Group, Inc.*(a)	27,397
4,794	LSI Industries, Inc.	93,914
22,766	Net Power, Inc.*	40,523
4,109	Nextpower, Inc. Class A*	337,061
461	NuScale Power Corp.*	4,273

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – (continued)
4,931	nVent Electric PLC	$ 743,348
3,944	Plug Power, Inc.*	8,519
664	Powell Industries, Inc.	119,341
12	Power Solutions International, Inc.*	436
321	Preformed Line Products Co.	128,673
1,269	Regal Rexnord Corp.	201,073
4,241	Rockwell Automation, Inc.	1,800,008
3,333	Sensata Technologies Holding PLC	136,753
10,108	SES AI Corp.*(a)	5,253
226	Shoals Technologies Group, Inc. Class A*	1,564
178,015	SKYX Platforms Corp.*(a)	238,540
18,589	Stem, Inc.*	106,329
55	Tigo Energy, Inc.*	59
21,230	Vertiv Holdings Co. Class A	5,492,626
322	Vicor Corp.*	60,433

		40,144,526

Electronic Equipment, Instruments & Components – 0.4%
17,209	908 Devices, Inc.*	183,620
1,061	ADI Global Distribution, Inc.*	23,204
924	Advanced Energy Industries, Inc.	255,819
40	Aeva Technologies, Inc.*	626
63,244	Amphenol Corp. Class A	10,027,336
5,912	Arlo Technologies, Inc.*	77,743
1,108	Arrow Electronics, Inc.*	226,508
1,875	Avnet, Inc.	167,925
136	Badger Meter, Inc.	18,424
480	Bel Fuse, Inc. Class B	119,652
2	Bel Fuse, Inc. Class A	409
365	Belden, Inc.	41,778
1,002	Benchmark Electronics, Inc.	70,421
1,782	CDW Corp.	270,116
1,984	Climb Global Solutions, Inc.	56,603
5,513	Cognex Corp.	336,072
5,156	Coherent Corp.*	1,432,491
25,708	Corning, Inc.	3,823,551
49	Crane NXT Co.	2,396
2,714	CTS Corp.	153,260
3,822	Daktronics, Inc.*	74,644
2,144	ePlus, Inc.	188,608
27,716	Evolv Technologies Holdings, Inc.*	144,400
545	Fabrinet*	225,047
8,969	Flex Ltd.*	979,863
1,613	Frequency Electronics, Inc.*	97,183
53,250	Identiv, Inc.*	149,632
341	Ingram Micro Holding Corp.	9,606
295	Insight Enterprises, Inc.*	46,321
308	Itron, Inc.*	29,879
2,591	Jabil, Inc.	790,929

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
10,506	Keysight Technologies, Inc.*	$ 3,390,286
974	Kimball Electronics, Inc.*	23,006
6,045	Knowles Corp.*	206,618
127	LightPath Technologies, Inc. Class A*	1,278
227	Lightwave Logic, Inc.*	1,233
581	Littelfuse, Inc.	239,477
1,262	Methode Electronics, Inc.	23,006
16,188	MicroVision, Inc.*(a)	29,300
297	Mirion Technologies, Inc.*	4,476
6	M-Tron Industries, Inc.*	457
7,765	Napco Security Technologies, Inc.	281,404
325	nLight, Inc.*	13,738
179	Novanta, Inc.*	26,173
71	OSI Systems, Inc.*	14,762
89	Ouster, Inc.*	3,065
2,148	PC Connection, Inc.	171,561
518	Plexus Corp.*	124,045
1,596	Powerfleet, Inc. NJ*	4,788
254	Ralliant Corp.	15,679
12	RF Industries Ltd.*	126
973	Rogers Corp.*	122,180
963	Sanmina Corp.*	189,441
264	ScanSource, Inc.*	15,072
133,324	SmartRent, Inc.*	177,321
10	Syntec Optics Holdings, Inc.*	82
1,634	TD SYNNEX Corp.	413,157
1,082	Teledyne Technologies, Inc.*	663,212
1,371	TTM Technologies, Inc.*	163,039
65	Unusual Machines, Inc.*	1,539
1,152	Vishay Intertechnology, Inc.	35,055
502	Vishay Precision Group, Inc.*	31,029
1,798	Vontier Corp.	57,914
13,214	Vuzix Corp.*	34,488
400	Zebra Technologies Corp. Class A*	141,420

		26,643,493

Energy Equipment & Services – 0.2%
8,669	Archrock, Inc.	273,247
31,825	Baker Hughes Co.	2,022,479
30,848	Borr Drilling Ltd.*	138,199
3,014	Bristow Group, Inc.	136,805
816	Cactus, Inc. Class A	57,381
2,297	Core Laboratories, Inc.	28,552
3,188	DMC Global, Inc.*	22,539
10,084	Energy Services of America Corp.	117,479
7,599	Expro Ltd.*	137,694
815	Flowco Holdings, Inc. Class A	17,881
3,616	Forum Energy Technologies, Inc.*	296,403
13,294	Geospace Technologies Corp.*	70,059

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – (continued)
26,441	Halliburton Co.	$ 974,351
10,140	Helix Energy Solutions Group, Inc.*	104,442
5,028	Helmerich & Payne, Inc.	219,120
3,659	Innovex International, Inc.*	112,221
4,017	Kodiak Gas Services, Inc.	236,079
4,204	Liberty Energy, Inc.	82,861
1,198	Nabors Industries Ltd.*	112,181
5,244	National Energy Services Reunited Corp.*	184,117
10,059	Natural Gas Services Group, Inc.	354,077
4,530	Noble Corp. PLC	207,610
12,799	NOV, Inc.	272,491
3,765	Oceaneering International, Inc.*	194,876
10,403	Oil States International, Inc.*	91,754
16,223	Patterson-UTI Energy, Inc.	205,059
4,984	ProPetro Holding Corp.*	56,618
11,237	Ranger Energy Services, Inc. Class A	187,658
11,726	RPC, Inc.	76,571
22,712	SEACOR Marine Holdings, Inc.*	216,900
9,778	Select Water Solutions, Inc.	190,671
83,891	SLB Ltd.	5,041,849
3	Smart Sand, Inc.	16
670	Solaris Energy Infrastructure, Inc.	34,016
16,567	TechnipFMC PLC	1,294,711
15,635	TETRA Technologies, Inc.*	107,881
3,072	Tidewater, Inc.*	286,065
14	Valaris Ltd.*	1,209
2,126	WaterBridge Infrastructure LLC Class A	67,607
2,317	Weatherford International PLC	226,533

		14,458,262

Entertainment – 0.6%
48,065	Angel Studios, Inc.*	202,354
7,518	Atlanta Braves Holdings, Inc. Class C*	372,743
10	Atlanta Braves Holdings, Inc. Class A*	550
1,032	Cinemark Holdings, Inc.	36,750
80,628	CuriosityStream, Inc.	216,083
65	IMAX Corp.*	3,328
640	Liberty Live Holdings, Inc. Class A*	63,667
791	Liberty Live Holdings, Inc. Class C*	81,884
3,413	Liberty Media Corp.-Liberty Formula One Class C*	341,129

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
800	Liberty Media Corp.-Liberty Formula One Class A*	$ 73,648
281	Lionsgate Studios Corp.*	3,184
13,153	Live Nation Entertainment, Inc.*	2,366,093
3,210	Madison Square Garden Entertainment Corp.*	249,385
851	Madison Square Garden Sports Corp.*	327,405
6,694	Marcus Corp.	190,310
202,713	Netflix, Inc.*	16,429,889
3,822	Playtika Holding Corp.	8,676
19,148	Reservoir Media, Inc.*	184,970
48,367	ROBLOX Corp. Class A*	1,997,073
6,177	Roku, Inc.*	969,357
1,269	Sphere Entertainment Co.*	172,965
4,736	Spotify Technology SA*	2,574,584
2,426	Starz Entertainment Corp.*	64,228
1,992	Stubhub Holdings, Inc. Class A*	12,709
6,519	Take-Two Interactive Software, Inc.*	1,432,224
1,349	TKO Group Holdings, Inc.	246,341
20,051	Vivid Seats, Inc. Class A*(a)	117,499
56,191	Walt Disney Co.	6,043,342
75,949	Warner Bros Discovery, Inc.*	2,166,825
6,411	Warner Music Group Corp. Class A	180,854

		37,130,049

Financial Services – 1.4%
47,802	Acacia Research Corp.*	212,241
3,324	Affirm Holdings, Inc.*	247,472
10,352	Alerus Financial Corp.	340,581
11,073	Apollo Global Management, Inc.	1,512,350
46,617	Berkshire Hathaway, Inc. Class B*	23,496,367
2,296	Better Home & Finance Holding Co.*(a)	31,777
4,745	Bladex, Inc.	255,850
9,389	Block, Inc.*	770,086
200	Burford Capital Ltd.	830
14,068	Cannae Holdings, Inc.	219,461
8,439	Cass Information Systems, Inc.	473,512
19	Chime Financial, Inc. Class A*	629
31,912	Compass Diversified Holdings*	368,903
3,347	Corebridge Financial, Inc.	108,911
2,114	Corpay, Inc.*	854,690
129	Dlocal Ltd.	1,913
5,196	Enact Holdings, Inc.	250,447
13,566	Equitable Holdings, Inc.	680,064

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
2,997	Essent Group Ltd.	$ 202,477
766	Euronet Worldwide, Inc.*	53,245
1,967	EVERTEC, Inc.	58,282
362	Federal Agricultural Mortgage Corp. Class C	79,604
4,148	Finance of America Cos., Inc. Class A*	73,627
10,774	Fiserv, Inc.*	574,362
3,546	Flywire Corp.*	66,984
2,563	Global Payments, Inc.	233,361
23,910	International Money Express, Inc.*	345,978
3,312	Jack Henry & Associates, Inc.	556,118
1,510	Jackson Financial, Inc. Class A	201,479
1,461	loanDepot, Inc. Class A*	1,380
2,142	Marqeta, Inc. Class A*	35,172
38,594	Mastercard, Inc. Class A	22,743,830
1,986	Merchants Bancorp	104,543
8,512	MGIC Investment Corp.	260,893
11,276	NCR Atleos Corp.*	517,794
15,088	NewtekOne, Inc.	177,888
4,346	NMI Holdings, Inc.*	192,745
3,711	Onity Group, Inc.*	127,065
84	Paymentus Holdings, Inc. Class A*	2,990
374	Payoneer Global, Inc.*	2,659
23,196	PayPal Holdings, Inc.	1,221,617
2,225	Paysafe Ltd.*	14,329
28,464	Paysign, Inc.*	354,661
1,057	PennyMac Financial Services, Inc.	77,277
44	Priority Technology Holdings, Inc.*	234
4,513	Radian Group, Inc.	161,836
269	Remitly Global, Inc.*	7,193
8,532	Repay Holdings Corp.*	30,630
164,577	Rocket Cos., Inc. Class A*	2,206,978
20,382	Security National Financial Corp. Class A*	177,323
696	Sezzle, Inc.*	83,903
31	Shift4 Payments, Inc. Class A*	1,311
39	StoneCo Ltd. Class A	378
10,976	Toast, Inc. Class A*	374,172
30,494	UWM Holdings Corp.(a)	44,216
12,675	Velocity Financial, Inc.*	227,516
78,525	Visa, Inc. Class A	29,790,029
3,574	Voya Financial, Inc.	362,118
29	Walker & Dunlop, Inc.	1,175
20,271	Waterstone Financial, Inc.	424,880
33,270	Western Union Co.	238,213
1,289	WEX, Inc.*	245,658

		92,484,207

Shares	Description	Value

Common Stocks – (continued)
Food Products – 0.2%
11,465	Alico, Inc.	$ 455,504
15,004	Archer-Daniels-Midland Co.	1,219,675
29,062	B&G Foods, Inc.(a)	100,845
633	Beyond Meat, Inc.*(a)	8,419
12,733	BRC, Inc. Class A*(a)	102,373
4,104	Bunge Global SA	476,926
2,669	Cal-Maine Foods, Inc.	210,637
4,047	Campbell’s Co.(a)	95,833
9,024	Conagra Brands, Inc.	144,564
5,739	Darling Ingredients, Inc.*	380,324
3,182	Del Monte Corp.	100,806
11,647	Dole PLC	161,311
21,604	Flowers Foods, Inc.	149,500
5	Forafric Global PLC*	54
10,085	General Mills, Inc.	415,502
6,349	Hershey Co.	1,118,757
4,523	Hormel Foods Corp.	98,828
1,695	Ingredion, Inc.	175,365
2,906	J&J Snack Foods Corp.	256,251
1,780	J.M. Smucker Co.	233,465
5,522	John B Sanfilippo & Son, Inc.	406,916
17,048	Kraft Heinz Co.	437,622
2,074	Lamb Weston Holdings, Inc.	113,095
19,968	Lifeway Foods, Inc.*	519,767
31,754	Limoneira Co.	436,935
36,724	Mama’s Creations, Inc.*	596,031
1,945	Marzetti Co.	219,104
3,471	McCormick & Co., Inc.	188,198
11,685	Mission Produce, Inc.*	148,633
40,784	Mondelez International, Inc. Class A	2,531,463
2,125	Pilgrim’s Pride Corp.*	66,683
1,390	Post Holdings, Inc.*	115,870
33	Seaboard Corp.	129,038
1,371	Seneca Foods Corp. Class A*	271,856
4,241	Simply Good Foods Co.*	48,559
5,537	Smithfield Foods, Inc.	121,316
6,131	Tootsie Roll Industries, Inc.	250,513
7,443	Tyson Foods, Inc. Class A	410,407
16,182	Vital Farms, Inc.*	172,824
8,703	Westrock Coffee Co.*	67,796

		13,157,565

Gas Utilities – 0.1%
5,153	Atmos Energy Corp.	856,068
2,663	Chesapeake Utilities Corp.	355,617
15,719	MDU Resources Group, Inc.	313,122
2,677	National Fuel Gas Co.	222,352
6,337	New Jersey Resources Corp.	338,015
7,169	Northwest Natural Holding Co.	351,783
3,796	ONE Gas, Inc.	300,909
3,757	Southwest Gas Holdings, Inc.	331,856
3,544	Spire, Inc.	290,041
27,310	Star Group LP	349,022

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Gas Utilities – (continued)
4,672	UGI Corp.	$ 179,638

		3,888,423

Ground Transportation – 0.5%
790	ArcBest Corp.	108,996
8	Avis Budget Group, Inc.*	1,180
3,475	Covenant Logistics Group, Inc.	122,841
98,927	CSX Corp.	4,996,803
5,561	Fedex Freight Holding Co., Inc.*	743,728
20,579	FTAI Infrastructure, Inc.	71,615
8,714	Heartland Express, Inc.	107,705
10	Hertz Global Holdings, Inc.*	23
2,490	JB Hunt Transport Services, Inc.	661,020
16,410	Knight-Swift Transportation Holdings, Inc.	1,124,249
2,341	Landstar System, Inc.	422,855
7,188	Lyft, Inc. Class A*	121,477
9,972	Marten Transport Ltd.	143,796
7,157	Norfolk Southern Corp.	2,453,348
13,586	Old Dominion Freight Line, Inc.	2,716,657
4,738	PAMT Corp.*	57,472
1,963	Proficient Auto Logistics, Inc.*	9,893
180	RXO, Inc.*	3,825
1,250	Ryder System, Inc.	305,575
446	Saia, Inc.*	158,388
1,354	Schneider National, Inc. Class B	46,727
101,367	Uber Technologies, Inc.*	7,668,414
379	U-Haul Holding Co.*	25,526
1,148	U-Haul Holding Co.	68,501
28,646	Union Pacific Corp.	8,612,993
1,032	Werner Enterprises, Inc.	40,434
9,853	XPO, Inc.*	1,911,383

		32,705,424

Health Care Equipment & Supplies – 0.8%
55,992	Abbott Laboratories	6,179,277
244,879	Accuray, Inc.*	64,403
2,101	Align Technology, Inc.*	335,719
15,580	Alphatec Holdings, Inc.*	145,985
28,671	AngioDynamics, Inc.*	462,463
3,993	Anteris Technologies Global Corp.*	34,380
4,772	Artivion, Inc.*	128,796
6,293	AtriCure, Inc.*	304,267
13,110	Axogen, Inc.*	665,464
5,022	Baxter International, Inc.	130,572
8,642	Becton Dickinson & Co.	1,625,647
2,941	Beta Bionics, Inc.*	58,673
32,668	Bioventus, Inc. Class A*	445,918

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
44,329	Boston Scientific Corp.*	$ 2,141,091
1,001	Butterfly Network, Inc.*	7,898
24,642	CapsoVision, Inc.*	143,909
100,460	Cerus Corp.*	265,214
7,096	ClearPoint Neuro, Inc.*	107,433
276	CONMED Corp.	13,759
2,742	Cooper Cos., Inc.*	192,187
43,308	CVRx, Inc.*	128,192
15,425	Delcath Systems, Inc.*	253,896
624	Dentsply Sirona, Inc.	6,970
24,486	Dexcom, Inc.*	2,229,695
20,899	Edwards Lifesciences Corp.*	1,896,584
11,929	Electromed, Inc.*	333,654
22,531	Embecta Corp.	115,809
5,317	Envista Holdings Corp.*	144,303
5,327	Establishment Labs Holdings, Inc.*	369,321
119,007	Fractyl Health, Inc.*	84,590
10,311	GE HealthCare Technologies, Inc.	734,453
3,905	Glaukos Corp.*	701,182
6,498	Globus Medical, Inc. Class A*	528,742
1,170	Haemonetics Corp.*	120,592
111	Hyperfine, Inc.*	92
96	ICU Medical, Inc.*	16,603
6,333	IDEXX Laboratories, Inc.*	3,525,518
47,063	Inogen, Inc.*	252,728
1,309	Inspire Medical Systems, Inc.*	82,454
2,649	Insulet Corp.*	393,800
262	Integer Holdings Corp.*	32,816
19,095	Intuitive Surgical, Inc.*	7,196,142
6,869	iRadimed Corp.	593,344
2,660	IRhythm Holdings, Inc.*	316,380
1,548	Kestra Medical Technologies Ltd.*	39,861
64	KORU Medical Systems, Inc.*	211
2,759	Lantheus Holdings, Inc.*	278,549
2,532	LeMaitre Vascular, Inc.	203,269
17	LivaNova PLC*	1,357
210	Lucid Diagnostics, Inc.*	206
3,382	Medline, Inc. Class A*	118,471
42,498	Medtronic PLC	3,852,444
775	Merit Medical Systems, Inc.*	70,262
2,488	Neogen Corp.*	28,761
117,583	Neuronetics, Inc.*	333,936
26,745	NeuroPace, Inc.*	391,814
7,908	Novocure Ltd.*	139,576
1,502	Omnicell, Inc.*	52,810
49,130	OraSure Technologies, Inc.*	176,377
64,690	Orchestra BioMed Holdings, Inc.*	326,038
29,013	Orthofix Medical, Inc.*	272,432
10,729	OrthoPediatrics Corp.*	250,093

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
15,175	Outset Medical, Inc.*	$ 57,969
39,727	Owlet, Inc.*	197,840
2,582	Penumbra, Inc.*	834,244
2,076	Procept Biorobotics Corp.*	44,011
3	Pro-Dex, Inc.*	186
26	Pulse Biosciences, Inc.*	1,309
5,042	ResMed, Inc.	1,210,584
23,040	RxSight, Inc.*	168,883
10,801	Sanara Medtech, Inc.*	376,739
15,239	SANUWAVE Health, Inc.*	71,471
23,193	Senseonics Holdings, Inc.*	214,071
16,862	SI-BONE, Inc.*	320,715
47,269	Sight Sciences, Inc.*	401,786
4,555	Solventum Corp.*	414,778
6,578	SS Innovations International, Inc.*(a)	22,431
10,709	STAAR Surgical Co.*	241,916
158,467	Stereotaxis, Inc.*(a)	228,192
2,653	STERIS PLC	617,194
27,253	Streamex Corp.*(a)	20,399
11,625	Stryker Corp.	3,764,175
16,700	Tactile Systems Technology, Inc.*	383,766
3,081	Tandem Diabetes Care, Inc.*	67,813
432	Teleflex, Inc.	61,366
49	TransMedics Group, Inc.*	4,159
43,872	Treace Medical Concepts, Inc.*	206,198
72	UFP Technologies, Inc.*	21,452
6,640	Utah Medical Products, Inc.	472,303
15,540	Varex Imaging Corp.*	287,335
4,450	Zimmer Biomet Holdings, Inc.	445,178

		51,205,845

Health Care Providers & Services – 0.7%
74,453	Accendra Health, Inc.*	90,088
7,702	AdaptHealth Corp.*	43,054
985	Addus HomeCare Corp.*	112,950
18	agilon health, Inc.*	1,582
8,298	AirSculpt Technologies, Inc.*	20,911
9,524	Alignment Healthcare, Inc.*	127,622
2,153	AMN Healthcare Services, Inc.*	73,805
15,023	Ardent Health, Inc.*	162,549
2,879	Astrana Health, Inc.*	109,719
11,566	Aveanna Healthcare Holdings, Inc.*	155,216
20	Billiontoone, Inc. Class A*	1,813
7,001	BrightSpring Health Services, Inc.*	408,858
18,812	Brookdale Senior Living, Inc.*	221,793
7,386	Cardinal Health, Inc.	1,732,903
11,295	Castle Biosciences, Inc.*	373,074

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
4,757	Cencora, Inc.	$ 1,539,365
10,064	Centene Corp.*	647,518
737	Chemed Corp.	382,289
7,151	Cigna Group	1,974,248
39,339	Clover Health Investments Corp.*	163,257
49,097	Community Health Systems, Inc.*	143,363
5,590	Concentra Group Holdings Parent, Inc.	188,607
1,788	CorVel Corp.*	123,157
43,071	CVS Health Corp.	4,044,798
1,871	DaVita, Inc.*	329,315
33,897	DocGo, Inc.*	12,915
6,644	Elevance Health, Inc.	2,608,036
1,474	Encompass Health Corp.	177,189
1,356	Ensign Group, Inc.	233,585
2,778	Fulgent Genetics, Inc.*	53,810
518	GeneDx Holdings Corp.*	43,932
5,577	Guardant Health, Inc.*	886,854
12,085	Guardian Pharmacy Services, Inc. Class A*	448,233
5,078	HCA Healthcare, Inc.	2,104,577
1,435	HealthEquity, Inc.*	138,535
4,155	Henry Schein, Inc.*	373,119
6,191	Hims & Hers Health, Inc.*	183,130
5,227	Hinge Health, Inc. Class A*	483,811
3,510	Humana, Inc.	1,345,137
40,677	InfuSystem Holdings, Inc.*	494,225
51,330	Innovage Holding Corp.*	554,364
55,353	Joint Corp.*	467,179
2,383	Labcorp Holdings, Inc.	792,729
6,385	LifeStance Health Group, Inc.*	78,919
3,993	McKesson Corp.	3,535,083
612	Molina Healthcare, Inc.*	121,647
966	National HealthCare Corp.	209,168
952	NeoGenomics, Inc.*	17,050
22,458	NRC Health	470,270
180	Nutex Health, Inc.*	33,977
6,300	Omada Health, Inc.*	154,665
84,363	OPKO Health, Inc.*	124,014
2,620	Option Care Health, Inc.*	61,439
6,028	PACS Group, Inc.*	255,045
6,333	Pediatrix Medical Group, Inc.*	166,115
1,323	Pennant Group, Inc.*	48,633
1,766	Privia Health Group, Inc.*	36,185
4,919	Progyny, Inc.*	125,877
3,844	Quest Diagnostics, Inc.	923,713
201	RadNet, Inc.*	15,240
6,767	Sonida Senior Living, Inc.*	253,762
35,543	Starling Oncology, Inc.*	210,059
18,798	Strata Critical Medical, Inc.*	106,397
4,909	Surgery Partners, Inc.*	68,186

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
1,712	Tenet Healthcare Corp.*	$ 455,238
524	U.S. Physical Therapy, Inc.	40,736
30,222	UnitedHealth Group, Inc.	11,768,749
1,010	Universal Health Services, Inc. Class B	172,033
33,196	Viemed Healthcare, Inc.*	293,453

		44,318,867

Health Care REITs – 0.2%
1,981	Alexandria Real Estate Equities, Inc.	101,606
6,825	American Healthcare REIT, Inc.	376,808
8,464	CareTrust REIT, Inc.	329,673
6,175	Chiron Real Estate, Inc.	225,388
21,985	Community Healthcare Trust, Inc.	323,399
12,077	Diversified Healthcare Trust	91,423
19,255	Healthcare Realty Trust, Inc.	366,615
13,182	Healthpeak Properties, Inc.	274,449
7,861	Janus Living, Inc. Class A-1	233,865
9,078	LTC Properties, Inc.	366,025
4,529	Medical Properties Trust, Inc.	17,980
3,498	National Health Investors, Inc.	248,743
9,838	Omega Healthcare Investors, Inc.	449,793
13,824	Sabra Health Care REIT, Inc.	281,871
11	Strawberry Fields REIT, Inc.	148
11,004	Universal Health Realty Income Trust	450,944
14,670	Ventas, Inc.	1,337,464
23,048	Welltower, Inc.	5,444,860

		10,921,054

Health Care Technology – 0.1%
4,667	Certara, Inc.*	38,689
252	Claritev Corp.*	10,037
27,032	Definitive Healthcare Corp.*	25,680
6,504	Doximity, Inc. Class A*	173,722
57	Evolent Health, Inc. Class A*	257
13,404	GoodRx Holdings, Inc. Class A*	46,780
31,145	Health Catalyst, Inc.*(a)	51,078
8,520	HealthStream, Inc.	247,506
4,808	HeartFlow, Inc.*	242,275
29,463	LifeMD, Inc.*	91,041
3,161	OptimizeRx Corp.*	25,225
521	Phreesia, Inc.*	6,361
5,041	Schrodinger, Inc.*	98,300
4,936	Simulations Plus, Inc.*(a)	90,822
6,088	Teladoc Health, Inc.*	38,598
10,275	Veeva Systems, Inc. Class A*	2,935,465
2,583	Waystar Holding Corp.*	67,623

		4,189,459

Shares	Description	Value

Common Stocks – (continued)
Hotel & Resort REITs – 0.0%
11,106	Apple Hospitality REIT, Inc.	$ 177,141
50,298	Braemar Hotels & Resorts, Inc.	101,602
13,192	Chatham Lodging Trust	171,892
15,470	DiamondRock Hospitality Co.	190,436
18,043	Host Hotels & Resorts, Inc.	395,683
4,587	Park Hotels & Resorts, Inc.	70,181
6,171	Pebblebrook Hotel Trust	111,818
7,139	RLJ Lodging Trust	78,814
1,592	Ryman Hospitality Properties, Inc.	201,802
5,416	Service Properties Trust	42,245
9,945	Summit Hotel Properties, Inc.	58,178
11,750	Sunstone Hotel Investors, Inc.	131,247
7,937	Xenia Hotels & Resorts, Inc.	148,819

		1,879,858

Hotels, Restaurants & Leisure – 0.7%
10,299	Accel Entertainment, Inc.*	119,880
13,744	Airbnb, Inc. Class A*	2,518,176
4,587	Aramark	258,294
2,180	Bally’s Corp.*(a)	19,533
173	BJ’s Restaurants, Inc.*	11,001
41,959	Black Rock Coffee Bar, Inc. Class A*	400,708
6,243	Bloomin’ Brands, Inc.*	64,303
27,236	Booking Holdings, Inc.	5,422,415
1,039	Boyd Gaming Corp.	80,616
38	Brightstar Lottery PLC	428
600	Brinker International, Inc.*	137,100
4,007	Caesars Entertainment, Inc.*	119,008
20,639	Carnival Corp. Ltd.	493,066
291	Cava Group, Inc.*	19,133
549	Cheesecake Factory, Inc.	60,110
33,465	Chipotle Mexican Grill, Inc.*	1,272,674
893	Choice Hotels International, Inc.	92,300
931	Churchill Downs, Inc.	81,444
91	Cracker Barrel Old Country Store, Inc.	5,027
2,734	Darden Restaurants, Inc.	585,787
6,473	Dine Brands Global, Inc.	214,127
1,731	Domino’s Pizza, Inc.	592,106
10,125	DoorDash, Inc. Class A*	2,346,368
4,899	DraftKings, Inc. Class A*	118,997
266	Dutch Bros, Inc. Class A*	12,997
10,620	El Pollo Loco Holdings, Inc.*	162,167
4,546	Expedia Group, Inc.	1,441,628
7,226	First Watch Restaurant Group, Inc.*	91,626
1,880	Flutter Entertainment PLC*	188,338
75	Genius Sports Ltd.*	557
20,585	Global Business Travel Group I*	194,734
1,222	Hilton Grand Vacations, Inc.*	51,825

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
7,786	Hilton Worldwide Holdings, Inc.	$ 2,462,556
618	Hyatt Hotels Corp. Class A	103,187
24,447	Inspired Entertainment, Inc.*	142,526
10,976	Jack in the Box, Inc.*	181,214
950	Kura Sushi USA, Inc. Class A*	43,377
11,788	Las Vegas Sands Corp.	516,432
1,306	Life Time Group Holdings, Inc.*	54,878
5,385	Lindblad Expeditions Holdings, Inc.*	143,026
6,660	Lucky Strike Entertainment Corp. Class C(a)	41,958
12,195	Marriott International, Inc. Class A	4,167,763
24,081	McDonald’s Corp.	6,346,307
3,423	MGM Resorts International*	141,575
2,973	Monarch Casino & Resort, Inc.	358,098
7,350	Nathan’s Famous, Inc.	719,271
2,846	Navan, Inc. Class A*	82,705
735	Norwegian Cruise Line Holdings Ltd.*	11,863
4,497	Papa John’s International, Inc.(a)	105,590
115	Planet Fitness, Inc. Class A*	5,934
30,240	Portillo’s, Inc. Class A*	138,197
4,607	Pursuit Attractions & Hospitality, Inc.*	221,136
2,787	RCI Hospitality Holdings, Inc.	81,185
36,169	Red Robin Gourmet Burgers, Inc.*(a)	330,223
2,110	Red Rock Resorts, Inc. Class A	118,498
285	Restaurant Brands International, Inc.	22,196
7,006	Royal Caribbean Cruises Ltd.	1,882,792
17,988	Rush Street Interactive, Inc.*	463,371
32,972	Sabre Corp.*	71,549
28	Serve Robotics, Inc.*	136
56	Shake Shack, Inc. Class A*	3,858
137	Six Flags Entertainment Corp.*	2,062
38,452	Starbucks Corp.	4,085,525
232	Super Group SGHC Ltd.	3,141
91	Sweetgreen, Inc. Class A*	633
4,405	Target Hospitality Corp.*	81,581
1,023	Texas Roadhouse, Inc.	200,099
1,974	Travel & Leisure Co.	135,732
28	United Parks & Resorts, Inc.*	1,120
822	Vail Resorts, Inc.	112,540
3,561	Viking Holdings Ltd.*	306,745
217	Wendy’s Co.(a)	1,801
1,078	Wingstop, Inc.	118,019

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
1,625	Wyndham Hotels & Resorts, Inc.	$ 119,698
1,498	Wynn Resorts Ltd.	136,737
32,245	Xponential Fitness, Inc. Class A*	175,735
11,533	Yum! Brands, Inc.	1,768,124

		43,387,166

Household Durables – 0.2%
170	Cavco Industries, Inc.*	95,052
825	Century Communities, Inc.	55,729
1,565	Champion Homes, Inc.*	139,707
77,460	Cricut, Inc. Class A	457,014
14,472	Dr. Horton, Inc.	2,092,072
16,256	Ethan Allen Interiors, Inc.	384,454
2,719	Flexsteel Industries, Inc.	216,269
191,126	GoPro, Inc. Class A*(a)	167,465
602	Green Brick Partners, Inc.*	43,476
9,129	Hamilton Beach Brands Holding Co. Class A	286,742
1,060	Helen of Troy Ltd.*	31,906
10,116	Hooker Furnishings Corp.	132,520
499	Hovnanian Enterprises, Inc. Class A*	61,941
1,750	Installed Building Products, Inc.	424,952
1,549	KB Home	82,562
1,751	La-Z-Boy, Inc.	55,402
5,073	Legacy Housing Corp.*	142,703
2,343	Lennar Corp. Class A	197,070
9,473	Lifetime Brands, Inc.	89,520
4,833	Lovesac Co.*	75,371
611	M/I Homes, Inc.*	90,923
830	Meritage Homes Corp.	57,627
968	Mohawk Industries, Inc.*	124,146
365	NVR, Inc.*	2,305,059
14,241	PulteGroup, Inc.	1,798,923
10,083	Purple Innovation, Inc.*	40,231
4,004	SharkNinja, Inc.*	770,730
6,706	Smith Douglas Homes Corp.*	81,008
6,377	Somnigroup International, Inc.	412,911
19,706	Sonos, Inc.*	307,413
9,437	Toll Brothers, Inc.	1,353,738
78	XMAX, Inc.*	700

		12,575,336

Household Products – 0.3%
2,586	Central Garden & Pet Co. Class A*	96,225
9,550	Church & Dwight Co., Inc.	952,899
5,969	Clorox Co.	583,052
32,214	Colgate-Palmolive Co.	2,893,461
313	Energizer Holdings, Inc.	6,817
12,428	Kimberly-Clark Corp.	1,341,602
5,450	Oil-Dri Corp. of America	490,391

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Products – (continued)
79,048	Procter & Gamble Co.	$ 11,471,446
3,753	Reynolds Consumer Products, Inc.	86,882
2,270	Spectrum Brands Holdings, Inc.	195,924
2,964	WD-40 Co.	634,741

		18,753,440

Independent Power and Renewable Electricity Producers – 0.1%
15,061	AES Corp.	221,999
2,597	Brookfield Renewable Corp.(a)	83,494
3,379	Clearway Energy, Inc. Class C	107,283
2,912	Hallador Energy Co.*	48,281
47,297	Montauk Renewables, Inc.*	81,351
1,929	Ormat Technologies, Inc.	196,758
5,153	Talen Energy Corp.*	1,524,051
17,372	Vistra Corp.	2,386,392
2,145	XPLR Infrastructure LP*	25,740

		4,675,349

Industrial Conglomerates – 0.1%
16,714	3M Co.	2,871,966
38	Brookfield Business Corp. Class A	1,041
3,315	DuPont de Nemours, Inc.	446,166
10,113	Honeywell International, Inc.	2,159,429

		5,478,602

Industrial REITs – 0.1%
5,111	Americold Realty Trust, Inc.	76,409
1,725	EastGroup Properties, Inc.	344,138
4,875	First Industrial Realty Trust, Inc.	301,665
10,672	Industrial Logistics Properties Trust	88,097
1,184	Innovative Industrial Properties, Inc.	67,393
240	Lineage, Inc.	9,420
5,073	LXP Industrial Trust	307,982
17,625	One Liberty Properties, Inc.	421,766
29,956	Prologis, Inc.	4,191,444
3,628	Rexford Industrial Realty, Inc.	134,381
4,783	STAG Industrial, Inc.	178,167
3,876	Terreno Realty Corp.	256,630

		6,377,492

Insurance – 0.8%
2,286	Abacus Global Management, Inc.	21,946
80	Accelerant Holdings Class A*	1,578
17,649	Aflac, Inc.	2,044,637
10,132	Allstate Corp.	2,612,030
27,328	American Coastal Insurance Corp. Class C	258,796

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
4,464	American Financial Group, Inc.	$ 636,343
14,995	American International Group, Inc.	1,145,018
9,529	AMERISAFE, Inc.	248,135
7,205	Aon PLC Class A	2,316,552
6,790	Arthur J Gallagher & Co.	1,779,998
2,474	Assurant, Inc.	697,322
1,971	Assured Guaranty Ltd.	147,234
3,979	Axis Capital Holdings Ltd.	393,046
139	Baldwin Insurance Group, Inc.*	4,288
3,556	Bowhead Specialty Holdings, Inc.*	119,197
1,157	Brighthouse Financial, Inc.*	61,344
4,881	Brown & Brown, Inc.	352,262
6,417	Cincinnati Financial Corp.	1,090,248
22,443	Citizens, Inc.*(a)	84,386
3,305	CNA Financial Corp.	160,524
4,832	CNO Financial Group, Inc.	264,745
20,316	Crawford & Co. Class A	266,546
13,319	Donegal Group, Inc. Class A	254,659
1,075	eHealth, Inc.*	1,215
5,661	Employers Holdings, Inc.	277,898
1,380	Erie Indemnity Co. Class A	352,673
1,536	Everest Group Ltd.	575,462
21,166	Exzeo Group, Inc.*	355,165
2,763	F&G Annuities & Life, Inc.	65,759
6,198	Fidelity National Financial, Inc.	287,897
4,576	First American Financial Corp.	338,258
18,817	Genworth Financial, Inc.*	187,041
6,371	Global Indemnity Group LLC Class A	188,390
4,733	Globe Life, Inc.	817,247
3	Goosehead Insurance, Inc. Class A*	206
17,305	Greenlight Capital Re Ltd. Class A*	262,344
25,440	Hagerty, Inc. Class A*	338,352
14,823	Hamilton Insurance Group Ltd. Class B	521,177
2,382	Hanover Insurance Group, Inc.	538,594
11,107	Hartford Insurance Group, Inc.	1,525,880
1,287	HCI Group, Inc.	239,034
9,716	Heritage Insurance Holdings, Inc.*	326,652
6,335	Hippo Holdings, Inc.*	208,231
4,790	Horace Mann Educators Corp.	243,763
1,144	Investors Title Co.	336,794
19,559	James River Group Holdings, Inc.	78,432

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
804	Kemper Corp.	$ 22,657
13,424	Kingstone Cos., Inc.	263,782
24,451	Kingsway Corp.*	252,090
972	Kinsale Capital Group, Inc.	363,431
102	Lemonade, Inc.*	5,327
10,175	Lincoln National Corp.	433,353
6,012	Loews Corp.	651,039
362	Markel Group, Inc.*	652,653
17,081	Marsh & McLennan Cos., Inc.	3,241,974
64,195	MBIA, Inc.*	310,062
5,513	Mercury General Corp.	562,105
18,471	MetLife, Inc.	1,757,885
3,652	Neptune Insurance Holdings, Inc. Class A*	121,648
28,027	NI Holdings, Inc.*	420,405
10,204	Octave Specialty Group, Inc.*	44,489
13,007	Old Republic International Corp.	542,782
2,806	Oscar Health, Inc. Class A*	84,068
1,321	Palomar Holdings, Inc.	175,125
35	Pelagos Insurance Capital Ltd.	854
14	Porch Group, Inc.*	238
2,115	Primerica, Inc.	608,380
9,351	Principal Financial Group, Inc.	1,030,106
20,466	Progressive Corp.	4,463,225
10,661	Prudential Financial, Inc.	1,253,734
1,841	Reinsurance Group of America, Inc.	452,960
2,653	RenaissanceRe Holdings Ltd.	869,229
5,971	RLI Corp.	378,979
18	Root, Inc. Class A*	999
4,641	Ryan Specialty Holdings, Inc.	195,757
3,555	Safety Insurance Group, Inc.	368,796
2,190	Selective Insurance Group, Inc.	199,925
13,920	SiriusPoint Ltd.*	336,725
818	Skyward Specialty Insurance Group, Inc.*	46,961
12,296	Slide Insurance Holdings, Inc.	285,882
1,324	Stewart Information Services Corp.	90,893
3,976	Tiptree, Inc.	73,636
8,200	Travelers Cos., Inc.	3,000,626
2,317	Trupanion, Inc.*	67,541
9,452	TWFG, Inc.*	272,501
6,563	United Fire Group, Inc.	353,549
10,658	Universal Insurance Holdings, Inc.	458,081
3,164	Unum Group	294,948
12,503	W.R. Berkley Corp.	844,703
199	White Mountains Insurance Group Ltd.	418,300

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
3,496	Willis Towers Watson PLC	$ 1,183,571

		50,483,272

Interactive Media & Services – 3.3%
179,227	Alphabet, Inc. Class C	60,114,528
269,389	Alphabet, Inc. Class A	91,417,157
5,167	Bumble, Inc. Class A*	14,158
12,220	Cargurus, Inc.*	435,765
7,396	Cars.com, Inc.*	86,533
5,740	EverQuote, Inc. Class A*	146,026
2,943	fuboTV, Inc. Class A*(a)	30,990
9,885	Getty Images Holdings, Inc.*(a)	2,403
13,242	Grindr, Inc.*	204,986
13,646	Match Group, Inc.	554,710
9,074	MediaAlpha, Inc. Class A*	114,514
99,810	Meta Platforms, Inc. Class A	57,125,255
39,490	Nextdoor Holdings, Inc.*	88,853
48,934	Paradium AI, Inc.*(a)	47,466
988	People, Inc.*	37,821
15,102	Pinterest, Inc. Class A*	327,864
891	QuinStreet, Inc.*	17,321
4,725	Reddit, Inc. Class A*	698,402
160	RUM Group, Inc.*(a)	1,434
4,163	Shutterstock, Inc.	23,063
17,522	Snap, Inc. Class A*	97,247
9,408	Taboola.com Ltd.*	35,092
50,116	Teads Holding Co.*	25,158
19,094	Travelzoo*	123,729
2,027	TripAdvisor, Inc.*	19,297
858	Webtoon Entertainment, Inc.*(a)	9,043
2	WeShop Holdings Ltd. Class A*	10
6,068	Yelp, Inc.*	135,620
2,156	Ziff Davis, Inc.*	118,903
16,558	ZipRecruiter, Inc. Class A*	70,537
10,937	ZoomInfo Technologies, Inc.*	46,373

		212,170,258

IT Services – 0.5%
18,914	Accenture PLC Class A	3,589,121
3,937	Akamai Technologies, Inc.*	427,637
1,812	Amdocs Ltd.	114,265
1,002	Applied Digital Corp.*	25,461
12,931	Backblaze, Inc. Class A*	182,715
171	BigBear.ai Holdings, Inc.*	535
6	Brand Engagement Network, Inc.*	68
16,561	Cloudflare, Inc. Class A*	5,052,927
11,309	Cognizant Technology Solutions Corp. Class A	730,335
32,263	Commerce.com, Inc.*	77,754
1,754	CoreWeave, Inc. Class A*	148,897
26,150	Crexendo, Inc.*	160,561

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
2,052	DigitalOcean Holdings, Inc.*	$ 227,136
6,457	DXC Technology Co.*	72,964
828	EPAM Systems, Inc.*	97,563
2,187	Everforth, Inc.*	70,902
3,200	Fastly, Inc. Class A*	72,928
2,071	Gartner, Inc.*	410,286
1,254	Globant SA*	51,050
2,300	GoDaddy, Inc. Class A*	225,124
15,228	Hackett Group, Inc.	170,706
49,377	Information Services Group, Inc.	252,810
30,479	International Business Machines Corp.	7,128,124
6,839	Kyndryl Holdings, Inc.*	91,984
5,657	MongoDB, Inc.*	2,564,714
2,020	Okta, Inc.*	349,541
35	Rackspace Technology, Inc.*	109
6	SharonAI Holdings, Inc.*	329
9,804	Snowflake, Inc.*	3,249,340
4,338	TSS, Inc.*	34,140
18,772	Tucows, Inc. Class A*(a)	198,608
4,193	Twilio, Inc. Class A*	987,997
45,410	Unisys Corp.*	122,607
8,102	VeriSign, Inc.	2,335,644
2,060	Whitefiber, Inc.*(a)	38,975

		29,263,857

Leisure Products – 0.1%
4,771	Acushnet Holdings Corp.	412,167
2,270	Brunswick Corp.	172,293
21,512	Callaway Golf Co.*	337,954
82,885	Clarus Corp.	308,332
10,353	Escalade, Inc.	208,717
20,207	Funko, Inc. Class A*	135,791
8,384	Hasbro, Inc.	788,934
8,867	JAKKS Pacific, Inc.	222,650
6,633	Johnson Outdoors, Inc. Class A	298,485
8,640	Latham Group, Inc.*	61,085
468	Malibu Boats, Inc. Class A*	12,617
8,192	MasterCraft Boat Holdings, Inc.*	190,710
8,087	Mattel, Inc.*	120,901
14,976	Peloton Interactive, Inc. Class A*	80,271
1,346	Polaris, Inc.	86,871
10,081	Smith & Wesson Brands, Inc.	128,230
4,887	Sturm Ruger & Co., Inc.	185,559
6,199	YETI Holdings, Inc.*	254,469

		4,006,036

Life Sciences Tools & Services – 0.4%
6,487	10X Genomics, Inc. Class A*	405,113
9,926	Adaptive Biotechnologies Corp.*	247,356

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
8,680	Agilent Technologies, Inc.	$ 1,332,901
13	Alamar Biosciences, Inc.*	397
21,311	Alpha Teknova, Inc.*	153,013
10,424	Avantor, Inc.*	151,565
3,652	BioLife Solutions, Inc.*	135,380
237	Bio-Rad Laboratories, Inc. Class A*	91,510
2,434	Bio-Techne Corp.	176,003
37	Bruker Corp.	2,146
680	Charles River Laboratories International, Inc.*	196,003
77,025	Codexis, Inc.*	130,943
4,457	CryoPort, Inc.*	71,312
32,593	Cytek Biosciences, Inc.*	155,795
19,034	Danaher Corp.	4,064,901
3,022	Ginkgo Bioworks Holdings, Inc.*	20,580
1,062	ICON PLC*	175,219
6,176	Illumina, Inc.*	1,319,379
3,507	IQVIA Holdings, Inc.*	915,993
26,154	Lifecore Biomedical, Inc.*	116,647
8,358	Maravai LifeSciences Holdings, Inc. Class A*	63,855
95,030	MaxCyte, Inc.*	122,589
1,008	Medpace Holdings, Inc.*	598,742
400	Mesa Laboratories, Inc.	51,148
845	Mettler-Toledo International, Inc.*	1,187,343
49,723	Nautilus Biotechnology, Inc.*	48,351
48,850	OmniAb, Inc.*	213,963
67,245	Pacific Biosciences of California, Inc.*	91,117
25,647	Quanterix Corp.*	68,477
35,227	Quantum-Si, Inc.*	26,980
236	Repligen Corp.*	42,711
1,170	Revvity, Inc.	150,544
159,406	Seer, Inc.*	312,436
4,985	Sotera Health Co.*	94,217
61,162	Standard BioTools, Inc.*	40,287
1,141	Tempus AI, Inc. Class A*	71,940
17,012	Thermo Fisher Scientific, Inc.	10,498,105
1,736	Waters Corp.*	719,798
2,586	West Pharmaceutical Services, Inc.	882,110

		25,146,869

Machinery – 0.9%
30,295	3D Systems Corp.*	99,368
3	Aebi Schmidt Holding AG*	38
1,241	AGCO Corp.	146,823
5,731	AirJoule Technologies Corp.*(a)	25,961
272	Alamo Group, Inc.	44,766
13	Albany International Corp. Class A	721

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
1,328	Alliance Laundry Holdings, Inc.*	$ 30,424
1,528	Allison Transmission Holdings, Inc.	192,085
2,077	Astec Industries, Inc.	88,376
3,129	Atmus Filtration Technologies, Inc.	147,783
2,865	Blue Bird Corp.*	166,600
21,504	Caterpillar, Inc.	17,148,795
1,452	CECO Environmental Corp.*	103,382
11,616	CNH Industrial NV	137,417
105	Columbus McKinnon Corp.	1,854
590	Crane Co.	120,991
4,817	Cummins, Inc.	2,718,715
7,814	Deere & Co.	5,117,467
6,545	Donaldson Co., Inc.	594,875
6,200	Douglas Dynamics, Inc.	254,634
4,524	Dover Corp.	878,697
14	Elmet Group Co.*	230
12,512	Energy Recovery, Inc.*	96,468
5,205	Enerpac Tool Group Corp.	194,251
575	Enpro, Inc.	170,326
169	Esab Corp.	12,739
926	ESCO Technologies, Inc.	252,826
1,210	Federal Signal Corp.	141,570
3,454	Flowserve Corp.	273,177
8,005	Fortive Corp.	471,014
2,708	Franklin Electric Co., Inc.	271,044
20	FreightCar America, Inc.*	138
2,941	Gates Industrial Corp. Ltd.*	75,231
15,725	Gencor Industries, Inc.*	291,856
3,111	Gorman-Rupp Co.	234,569
6,400	Graco, Inc.	495,552
1,545	Graham Corp.*	134,739
1,072	Greenbrier Cos., Inc.	48,315
739	Helios Technologies, Inc.	53,962
5,386	Hillman Solutions Corp.*	41,472
2,118	Hyster-Yale, Inc.	71,715
2,147	IDEX Corp.	490,890
10,642	Illinois Tool Works, Inc.	2,930,488
5,892	Ingersoll Rand, Inc.	453,979
1,965	ITT, Inc.	393,570
632	JBT Marel Corp.	73,862
112	Kadant, Inc.	33,504
3,316	Kennametal, Inc.	97,291
5,252	L.B. Foster Co. Class A*	197,003
2,819	Lincoln Electric Holdings, Inc.	792,787
1,515	Lindsay Corp.	174,089
16,368	Luxfer Holdings PLC	281,202
9,476	Manitowoc Co., Inc.*	184,024
1,494	Mayville Engineering Co., Inc.*	28,924
207	Microvast Holdings, Inc.*	149
423	Middleby Corp.*	46,885

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
423	Midera Food Processing, Inc.*	$ 19,830
3,399	Miller Industries, Inc.	190,412
9,005	Mueller Industries, Inc.	562,002
8,489	Mueller Water Products, Inc. Class A	204,924
2,159	Nordson Corp.	694,593
11,694	Omega Flex, Inc.	311,528
1,616	Oshkosh Corp.	249,042
12,999	Otis Worldwide Corp.	924,619
14,725	PACCAR, Inc.	1,827,814
5,800	Palladyne AI Corp.*(a)	33,118
4,258	Parker-Hannifin Corp.	4,170,456
5,096	Park-Ohio Holdings Corp.	229,982
1,911	Pentair PLC	115,539
11	Perma-Pipe International Holdings, Inc.*	302
2,030	Proto Labs, Inc.*	162,522
903	RBC Bearings, Inc.*	446,317
2,008	Snap-on, Inc.	775,710
902	SPX Technologies, Inc.*	177,468
728	Standex International Corp.	210,872
2,643	Stanley Black & Decker, Inc.	254,706
2,238	Stratasys Ltd.*	17,345
1,270	Symbotic, Inc.*	50,381
5	Taylor Devices, Inc.*	300
2,878	Tennant Co.	200,309
1,960	Terex Corp.	124,480
7,420	Timken Co.	893,739
9,749	Titan International, Inc.*	70,095
5,608	Toro Co.	548,518
5,532	Trinity Industries, Inc.	159,432
877	Velo3D, Inc.*(a)	10,445
11,588	Wabash National Corp.	156,322
1,723	Watts Water Technologies, Inc. Class A	630,187
9,616	Westinghouse Air Brake Technologies Corp.	2,749,503
1,505	Worthington Enterprises, Inc.	86,447
5,599	Xylem, Inc.	616,506

		55,405,378

Marine Transportation – 0.0%
11,289	Costamare Bulkers Holdings Ltd.*	231,086
9,758	Costamare, Inc.	149,102
2,210	Euroseas Ltd.	169,794
12,666	Genco Shipping & Trading Ltd.	332,229
5,442	Global Ship Lease, Inc. Class A	242,441
42	Himalaya Shipping Ltd.*	703
1,226	Kirby Corp.*	173,920
954	Matson, Inc.	214,469
7,664	Pangaea Logistics Solutions Ltd.	62,232

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Marine Transportation – (continued)
31,036	Safe Bulkers, Inc.	$ 267,841
11,475	Seanergy Maritime Holdings Corp.	202,649
5,274	Star Bulk Carriers Corp.	162,808

		2,209,274

Media – 0.2%
1,327	Advantage Solutions, Inc.*	43,751
8,895	AMC Global Media, Inc.*	111,988
8,477	AppLovin Corp. Class A*	2,645,333
20,113	Boston Omaha Corp. Class A*	277,358
318	Cable One, Inc.*	8,707
1,374	Charter Communications, Inc. Class A*	209,453
67,708	Clear Channel Outdoor Holdings, Inc.*	160,468
5,552	DoubleVerify Holdings, Inc.*	74,397
2,501	EchoStar Corp. Class A*	216,186
8,743	Entravision Communications Corp. Class A	69,857
19,301	EW Scripps Co. Class A*	63,886
4,688	Fox Corp. Class A	315,737
4,072	Fox Corp. Class B	245,216
24,325	Grandstand Ltd.*	45,001
9,861	Gray Media, Inc.	48,122
1,014	Ibotta, Inc. Class A*	37,731
53,502	iHeartMedia, Inc. Class A*	145,525
5,517	John Wiley & Sons, Inc. Class A	289,036
2	Lee Enterprises, Inc.*	16
119	Magnite, Inc.*	2,795
194	MNTN, Inc. Class A*	2,551
46,546	National CineMedia, Inc.	117,296
11,156	New York Times Co. Class A	750,464
10,998	News Corp. Class A	337,749
4,920	News Corp. Class B	169,297
2,779	Newsmax, Inc.*	29,902
580	Nexstar Media Group, Inc.	105,635
6,231	NIQ Global Intelligence PLC*	118,763
20,014	Omnicom Group, Inc.	1,751,825
11,769	Paramount Skydance Corp. Class B(a)	128,400
9,611	Scholastic Corp.	369,062
3,006	Sinclair, Inc.	42,385
6,638	Sirius XM Holdings, Inc.	186,993
8,258	TechTarget, Inc.*	31,958
10,568	Trade Desk, Inc. Class A*	144,993
789	USA TODAY Co., Inc.*	4,963
3,234	Versant Media Group, Inc.	132,982

		9,435,781

Metals & Mining – 0.2%
4,632	Alcoa Corp.	231,368
299	Almonty Industries, Inc.*	5,322

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
268	Alpha Metallurgical Resources, Inc.*	$ 63,168
15,695	American Battery Technology Co.*	42,376
23	Ampco-Pittsburgh Corp.*	197
667	Anglogold Ashanti PLC	74,917
3,250	Aura Minerals, Inc.	271,635
1,015	Century Aluminum Co.*	46,457
4,159	Cleveland-Cliffs, Inc.*	48,036
15,364	Coeur Mining, Inc.	319,264
2,721	Commercial Metals Co.	183,586
45	Compass Minerals International, Inc.*	1,119
192	Constellium SE*	5,075
2,522	Contango Silver & Gold, Inc.*	49,179
96	Critical Metals Corp.*	692
16,589	Dakota Gold Corp.*	100,861
7,048	Evraz PLC*(b)	0
42,462	Freeport-McMoRan, Inc.	3,216,072
28,660	Goldgroup Mining, Inc.*	105,755
14,432	Hecla Mining Co.	286,764
77	Hycroft Mining Holding Corp. Class A*	1,804
36,766	i-80 Gold Corp.*	66,914
2,972	Idaho Strategic Resources, Inc.*	96,709
153	Ivanhoe Electric, Inc.*	1,692
507	Kaiser Aluminum Corp.	80,501
55	Lifezone Metals Ltd.*	255
646	Materion Corp.	152,508
994	McEwen, Inc.*	20,039
7,986	Metallus, Inc.*	155,887
1,361	MP Materials Corp.*	74,515
35,007	Newmont Corp.	4,412,982
1,909	NioCorp Developments Ltd.*	7,999
493	Novagold Resources, Inc.*	4,240
7,284	Nucor Corp.	1,818,378
122	Perpetua Resources Corp.*	3,043
10	Ramaco Resources, Inc. Class B*	76
62	Ramaco Resources, Inc. Class A*	883
81	REalloys, Inc.*	838
2,118	Reliance, Inc.	813,418
1,124	Royal Gold, Inc.	293,892
1,240	Ryerson Holding Corp.	31,074
8	Silver Bow Mining Corp.*	70
3,603	Southern Copper Corp.	752,485
24	SSR Mining, Inc.	903
4,064	Steel Dynamics, Inc.	945,368
15,525	Tredegar Corp.*	119,387
189	U.S. Antimony Corp.*	920
11,618	U.S. Gold Corp.*	183,681
4	U.S. Goldmining, Inc.*	36
409	USA Rare Earth, Inc.*	7,288

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
55,058	Vista Gold Corp.*	$ 120,026
88	Vox Royalty Corp.	484
916	Warrior Met Coal, Inc.	99,148
408	Worthington Steel, Inc.	14,056

		15,333,342

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
24,944	Adamas Trust, Inc.	242,955
54,834	AGNC Investment Corp.	588,369
42,998	Angel Oak Mortgage REIT, Inc.	356,883
34,483	Annaly Capital Management, Inc.	790,350
20,281	Apollo Commercial Real Estate Finance, Inc.	140,142
6,556	Arbor Realty Trust, Inc.	32,846
64,362	ARES Commercial Real Estate Corp.	294,134
10,280	ARMOUR Residential REIT, Inc.	166,742
9,459	Blackstone Mortgage Trust, Inc. Class A	131,480
70,729	BrightSpire Capital, Inc.	335,963
17,557	Chimera Investment Corp.	201,203
18,663	Dynex Capital, Inc.	240,566
18,198	Ellington Financial, Inc.	243,489
19,405	Franklin BSP Realty Trust, Inc.	162,420
103,699	Granite Point Mortgage Trust, Inc.	109,921
37,184	Invesco Mortgage Capital, Inc.	271,815
39,976	KKR Real Estate Finance Trust, Inc.	304,617
27,366	Ladder Capital Corp.	268,187
23,110	MFA Financial, Inc.	203,830
34,531	Nexpoint Real Estate Finance, Inc.	594,969
34,927	Orchid Island Capital, Inc.	230,169
16,265	PennyMac Mortgage Investment Trust	151,590
46,464	Ready Capital Corp.	82,241
32,684	Redwood Trust, Inc.	151,000
14,386	Rithm Capital Corp.	144,292
24,469	Rithm Property Trust, Inc.	310,756
9,685	Starwood Property Trust, Inc.	152,054
28,785	Sunrise Realty Trust, Inc.	215,600
35,939	TPG Mortgage Investment Trust, Inc.	241,869
33,000	TPG RE Finance Trust, Inc.	255,090

		7,615,542

Multi-Utilities – 0.2%
7,979	Ameren Corp.	845,854
6,614	Avista Corp.	245,776

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – (continued)
4,472	Black Hills Corp.	$ 320,553
18,875	CenterPoint Energy, Inc.	747,450
7,832	CMS Energy Corp.	533,046
10,480	Consolidated Edison, Inc.	1,121,570
26,547	Dominion Energy, Inc.	1,752,367
5,579	DTE Energy Co.	756,680
13,854	NiSource, Inc.	566,906
4,884	Northwestern Energy Group, Inc.	337,777
13,263	Public Service Enterprise Group, Inc.	972,576
20,173	Sempra	1,648,134
7,400	Unitil Corp.	396,196
9,213	WEC Energy Group, Inc.	978,144

		11,223,029

Office REITs – 0.0%
11,025	Brandywine Realty Trust	33,296
2,074	BXP, Inc.	141,011
6,470	COPT Defense Properties	232,920
2,830	Cousins Properties, Inc.	82,042
3,402	Douglas Emmett, Inc.	39,327
7,719	Easterly Government Properties, Inc.	189,347
3,644	Empire State Realty Trust, Inc. Class A	16,507
193,699	Franklin Street Properties Corp. Class C	78,409
1,853	Highwoods Properties, Inc.	56,702
2,963	Hudson Pacific Properties, Inc.*	37,245
7,763	JBG SMITH Properties	93,544
2,389	Kilroy Realty Corp.	86,721
44,358	NET Lease Office Properties	506,568
25,361	Orion Properties, Inc.	72,279
5,707	Piedmont Realty Trust, Inc.*	54,616
24,062	Postal Realty Trust, Inc. Class A	564,254
553	SL Green Realty Corp.	30,957
2,260	Vornado Realty Trust	84,479

		2,400,224

Oil, Gas & Consumable Fuels – 1.4%
69,904	Aemetis, Inc.*	130,720
33,125	Amplify Energy Corp.*	162,975
12,414	Antero Midstream Corp.	278,322
5,315	Antero Resources Corp.*	204,521
19,777	APA Corp.	853,378
21,371	Ardmore Shipping Corp.	371,642
1,172	BKV Corp.*	28,316
2,856	California Resources Corp.	151,454
5,095	Calumet, Inc.*	253,374
22	Centrus Energy Corp. Class A*	3,771
6,303	Cheniere Energy, Inc.	1,838,522

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
63,180	Chevron Corp.	$ 13,023,925
2,436	Chord Energy Corp.	358,360
29,982	Clean Energy Fuels Corp.*	47,671
4,725	CNX Resources Corp.*	171,895
9	Comstock Resources, Inc.*	130
41,430	ConocoPhillips	5,489,061
1,820	Core Natural Resources, Inc.	186,186
16,403	Crescent Energy Co. Class A	224,557
3,565	CVR Energy, Inc.	149,231
4,884	Delek U.S. Holdings, Inc.	363,077
22,085	Devon Energy Corp.	1,071,343
20,764	DHT Holdings, Inc.	406,974
5,478	Diamondback Energy, Inc.	1,098,229
16,460	Diversified Energy Co.	245,089
4,241	Dorian LPG Ltd.	212,220
3,486	DT Midstream, Inc.	456,736
43,108	Empire Petroleum Corp.*(a)	136,221
3,021	Energy Fuels, Inc.*	44,560
19,946	EOG Resources, Inc.	2,891,372
2	Epsilon Energy Ltd.	12
15,984	EQT Corp.	866,013
89,455	Evolution Petroleum Corp.(a)	330,983
589	Excelerate Energy, Inc. Class A	23,336
5,829	Expand Energy Corp.	572,175
140,173	ExxonMobil Holdings Corp.	22,560,844
13,039	FLEX LNG Ltd.*(a)	412,815
7,955	Frontline PLC	348,270
51,960	FutureFuel Corp.	273,829
48,137	Gevo, Inc.*	79,907
43,101	Granite Ridge Resources, Inc.	216,798
12,500	Green Plains, Inc.*	180,625
975	Gulfport Energy Corp.*	174,964
6,133	HF Sinclair Corp.	623,174
12,013	Infinity Natural Resources, Inc. Class A*	185,481
4,208	International Seaways, Inc.	415,077
61,649	Kinder Morgan, Inc.	1,987,564
1,166	Kinetik Holdings, Inc.	63,932
9	Kolibri Global Energy, Inc.*	54
7,015	Kosmos Energy Ltd.*	20,063
2,790	Lightbridge Corp.*	21,009
15,683	Magnolia Oil & Gas Corp. Class A	421,089
9,794	Marathon Petroleum Corp.	3,656,296
2,809	Matador Resources Co.	162,950
4,901	Murphy Oil Corp.	178,494
4,063	NACCO Industries, Inc. Class A	173,856
11,796	Navigator Holdings Ltd.	260,810
100,702	New Fortress Energy, Inc.*(a)	29,204
43	NextDecade Corp.*	324
74,447	Nordic American Tankers Ltd.	508,473
202	Northern Oil & Gas, Inc.	5,254
24,438	Occidental Petroleum Corp.	1,470,679

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
18,631	ONEOK, Inc.	$ 1,788,762
8,869	Ovintiv, Inc.	582,250
4,917	Par Pacific Holdings, Inc.*	392,967
4,407	PBF Energy, Inc. Class A	321,667
4,479	Peabody Energy Corp.	132,982
31,342	Permian Resources Corp. Class A	729,955
13,266	Phillips 66	3,271,130
472	PrimeEnergy Resources Corp.*	99,630
7,290	Range Resources Corp.	301,223
6,481	REX American Resources Corp.*	266,239
5,479	Riley Exploration Permian, Inc.	213,845
85,189	Ring Energy, Inc.*	125,228
189	Sable Offshore Corp.*	913
18,320	SandRidge Energy, Inc.	258,678
3,052	Scorpio Tankers, Inc.	240,681
15,911	SFL Corp. Ltd.	198,092
5,100	SM Energy Co.	189,618
2,006	Summit Midstream Corp.*	69,869
2,622	Sunococorp LLC	203,729
13,455	Talos Energy, Inc.*	232,233
2,419	Tamboran Resources Corp.*(a)	91,632
8,005	Targa Resources Corp.	2,350,668
24,554	Teekay Corp. Ltd.	323,131
2,733	Teekay Tankers Ltd. Class A	244,986
2,373	Texas Pacific Land Corp.	888,309
8,022	Tsakos Energy Navigation Ltd.	340,133
5,322	Uranium Energy Corp.*	65,141
56,180	Ur-Energy, Inc.*	79,776
56,900	VAALCO Energy, Inc.	337,986
9,976	Valero Energy Corp.	3,580,586
7,531	Venture Global, Inc. Class A	110,254
4,131	Viper Energy, Inc. Class A	185,027
13,768	Vitesse Energy, Inc.(a)	240,802
31,653	W&T Offshore, Inc.	117,433
40,733	Williams Cos., Inc.	3,057,012
4,153	World Kinect Corp.	148,470

		88,859,223

Paper & Forest Products – 0.0%
6,721	Clearwater Paper Corp.*	141,074
1,884	Magnera Corp.*	23,663
1,663	Sylvamo Corp.	59,735

		224,472

Passenger Airlines – 0.1%
24	Alaska Air Group, Inc.*	992
6	Allegiant Travel Co.*	456
7,380	American Airlines Group, Inc.*	99,113
203	Copa Holdings SA Class A	25,669

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Passenger Airlines – (continued)
38,892	Delta Air Lines, Inc.	$ 3,033,576
84	Frontier Group Holdings, Inc.*	479
959	Joby Aviation, Inc.*	6,560
5,058	Republic Airways Holdings, Inc.*	88,060
514	SkyWest, Inc.*	48,655
7,605	Southwest Airlines Co.	293,021
18,326	United Airlines Holdings, Inc.*	1,979,025
3,650	Wheels Up Experience, Inc.*	16,133

		5,591,739

Personal Products – 0.1%
9,886	BellRing Brands, Inc.*	106,472
31,518	Coty, Inc. Class A*	89,826
1,305	Edgewell Personal Care Co.	37,480
843	elf Beauty, Inc.*	91,929
21,472	Estee Lauder Cos., Inc. Class A	2,196,586
33,796	Herbalife Ltd.*	371,418
19,930	Honest Co., Inc.*	114,000
3,526	Interparfums, Inc.	414,058
65,497	Kenvue, Inc.	1,236,583
16,898	Lifevantage Corp.(a)	106,964
28,014	Medifast, Inc.*	340,090
25,258	Nature’s Sunshine Products, Inc.*	357,401
62,567	Niagen Bioscience, Inc.*	195,835
25,298	Nu Skin Enterprises, Inc. Class A	118,648
9	Oddity Tech Ltd. Class A*	130
3,154	SkinHealth Systems, Inc.*(a)	2,132
54,072	Upexi, Inc.*(a)	58,938
9,108	USANA Health Sciences, Inc.*	129,880
23,866	Waldencast PLC Class A*	33,174

		6,001,544

Pharmaceuticals – 1.6%
21,221	Aclaris Therapeutics, Inc.*	128,387
2,919	Alto Neuroscience, Inc.*	103,274
2,358	Alumis, Inc.*	51,428
27,662	Amneal Pharmaceuticals, Inc.*	483,255
2,140	Amphastar Pharmaceuticals, Inc.*	48,214
6,233	Amylyx Pharmaceuticals, Inc.*	210,364
4	AN2 Therapeutics, Inc.*	22
3,032	ANI Pharmaceuticals, Inc.*	222,094
33,166	Aquestive Therapeutics, Inc.*(a)	169,478
19,241	Arvinas, Inc.*	177,017
401	AtaiBeckley, Inc.*	2,943

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
64,507	Atea Pharmaceuticals, Inc.*	$ 345,113
17	Avalyn Pharma, Inc.*	590
3,862	Axsome Therapeutics, Inc.*	766,684
4,572	BioAge Labs, Inc.*	43,434
73,082	Bristol-Myers Squibb Co.	4,882,608
4,737	Collegium Pharmaceutical, Inc.*	116,578
132	Context Therapeutics, Inc.*	51
11,062	Contineum Therapeutics, Inc. Class A*	179,647
4,080	Corcept Therapeutics, Inc.*	462,468
2,662	CorMedix, Inc.*	21,988
166	Crinetics Pharmaceuticals, Inc.*	14,102
2,452	Definium Therapeutics, Inc.*	97,393
1,747	Edgewise Therapeutics, Inc.*	72,972
15,065	Elanco Animal Health, Inc.*	360,355
37,597	Eli Lilly & Co.	43,489,578
726	Enliven Therapeutics, Inc.*	42,028
17,779	Eton Pharmaceuticals, Inc.*	1,074,563
40,163	Evolus, Inc.*	365,082
5,809	EyePoint, Inc.*	26,141
80,991	Filana Therapeutics, Inc.*	72,730
26,152	Fulcrum Therapeutics, Inc.*	101,731
4,313	Harmony Biosciences Holdings, Inc.*	169,846
7,075	Harrow, Inc.*	261,138
23,047	Indivior Pharmaceuticals, Inc.*	805,032
5,844	Innoviva, Inc.*	121,380
3,295	Jazz Pharmaceuticals PLC*	825,991
83,484	Johnson & Johnson	22,194,221
3,380	LB Pharmaceuticals, Inc.*	159,739
9,455	LENZ Therapeutics, Inc.*(a)	49,261
25,368	Lexicon Pharmaceuticals, Inc.*	57,078
976	Ligand Pharmaceuticals, Inc.*	277,282
7,753	Liquidia Corp.*	528,522
721	Maze Therapeutics, Inc.*	19,157
355	MBX Biosciences, Inc.*	21,868
14	MediWound Ltd.*	177
87,130	Merck & Co., Inc.	12,874,329
751	Nektar Therapeutics*	53,606
83,427	Neumora Therapeutics, Inc.*	110,958
7,551	Nuvation Bio, Inc.*	50,290
241	Ocular Therapeutix, Inc.*	2,528
7,960	Omeros Corp.*(a)	149,568
14,795	Organon & Co.	203,579
4,827	Pacira BioSciences, Inc.*	125,019
193,730	Pfizer, Inc.	5,513,556
40,178	Phathom Pharmaceuticals, Inc.*	384,504
8,323	Phibro Animal Health Corp. Class A	314,110
158,572	Pliant Therapeutics, Inc.*	174,429

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
1,175	Prestige Consumer Healthcare, Inc.*	$ 60,842
1,108	Rapport Therapeutics, Inc.*	53,926
12,482	Relmada Therapeutics, Inc.*	54,422
12,937	Royalty Pharma PLC Class A	794,461
1,745	Septerna, Inc.*	66,572
57,909	SIGA Technologies, Inc.	181,834
11	SpyGlass Pharma, Inc.*	287
10,403	Supernus Pharmaceuticals, Inc.*	459,917
9,837	Tarsus Pharmaceuticals, Inc.*	730,299
4,035	Theravance Biopharma, Inc.*	68,756
7,399	Third Harmonic Bio, Inc.*(b)	0
4,727	Trevi Therapeutics, Inc.*	78,468
325	VeraDermics, Inc.*	31,983
42,479	Viatris, Inc.	701,328
13	Wave Life Sciences, Inc.*	64
54,619	Xeris Biopharma Holdings, Inc.*	460,984
21,165	Zevra Therapeutics, Inc.*	248,477
14,216	Zoetis, Inc.	1,096,054

		104,668,154

Professional Services – 0.3%
1,103	Alight, Inc. Class A	15,784
4,859	Amentum Holdings, Inc.*	97,131
1,677	Andersen Group, Inc. Class A*	93,476
14,248	Asure Software, Inc.*	129,942
18,197	Automatic Data Processing, Inc.	5,207,254
6,354	Barrett Business Services, Inc.	218,578
363	BlackSky Technology, Inc.*	8,385
2,563	Booz Allen Hamilton Holding Corp.	193,891
2,616	Broadridge Financial Solutions, Inc.	477,106
547	CACI International, Inc. Class A*	340,786
2,114	CBIZ, Inc.*	115,192
28,100	Clarivate PLC*	57,605
1,875	Concentrix Corp.	56,437
57,744	Conduent, Inc.*	99,320
1,719	CRA International, Inc.	299,965
10,912	DLH Holdings Corp.*	47,413
2,095	Equifax, Inc.	396,290
6,246	ExlService Holdings, Inc.*	237,848
3,111	Exponent, Inc.	220,912
40	Falcon’s Beyond Global, Inc. Class A*	358
2,215	First Advantage Corp.*	46,559
16,841	Forrester Research, Inc.*	207,144
8,496	Franklin Covey Co.*	172,894
1,297	FTI Consulting, Inc.*	195,289
12,906	HireQuest, Inc.	205,980

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
279	Huron Consulting Group, Inc.*	$ 44,609
5,102	IBEX Holdings Ltd.*	196,223
637	ICF International, Inc.	56,757
778	Innodata, Inc.*	43,895
205	Insperity, Inc.	10,937
2,608	Jacobs Solutions, Inc.	388,722
2,119	KBR, Inc.	79,462
7,186	Kelly Services, Inc. Class A	123,599
5,462	Kforce, Inc.	314,502
1,076	Korn Ferry	92,052
16,600	Legalzoom.com, Inc.*	103,418
2,108	Leidos Holdings, Inc.	295,563
353	ManpowerGroup, Inc.	22,221
1,184	Maximus, Inc.	68,400
19,741	Mistras Group, Inc.*	370,341
9,744	Mobility Global, Inc.	197,803
890	Parsons Corp.*	43,290
21,115	Paychex, Inc.	2,688,784
682	Paycom Software, Inc.	163,066
319	Paylocity Holding Corp.*	51,110
3,811	Planet Labs PBC*	75,648
10,746	Public Policy Holding Co., Inc.	116,487
6	RCM Technologies, Inc.*	250
1,755	Resolute Holdings Management, Inc.*	237,838
43,624	Resources Connection, Inc.(a)	182,785
5,359	Robert Half, Inc.	242,977
706	Science Applications International Corp.	90,523
1,913	Skillsoft Corp.*	13,161
4,094	Spire Global, Inc.*	54,327
3,246	SS&C Technologies Holdings, Inc.	269,321
47,491	TaskUS, Inc. Class A	391,801
900	TIC Solutions, Inc.*	8,541
1,887	TransUnion	160,225
216	TriNet Group, Inc.	15,183
27,369	TrueBlue, Inc.*	287,101
6,069	UL Solutions, Inc. Class A	452,262
1,759	Upwork, Inc.*	15,884
4,225	Verisk Analytics, Inc.	818,720
10,842	Verra Mobility Corp.*	48,030
1,075	Willdan Group, Inc.*	94,546

		18,071,903

Real Estate Management & Development – 0.1%
9,652	AGNT, Inc.	39,766
6,304	CBRE Group, Inc. Class A*	919,186
9,726	Compass, Inc. Class A*	102,707
1	Comstock Holding Cos., Inc.*	20
4,048	CoStar Group, Inc.*	129,819
6,860	Cushman & Wakefield Ltd.*	92,541
83,114	Douglas Elliman, Inc.*	153,761

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – (continued)
44,548	Five Point Holdings LLC Class A*	$ 226,304
1,944	Forestar Group, Inc.*	54,957
16,301	FRP Holdings, Inc.*	360,904
784	Howard Hughes Holdings, Inc.*	50,278
1,151	Jones Lang LaSalle, Inc.*	421,116
5,615	Marcus & Millichap, Inc.	177,771
15,024	Maui Land & Pineapple Co., Inc.*	237,980
2,760	Newmark Group, Inc. Class A	42,035
37,865	Opendoor Technologies, Inc.*	121,168
5,371	Real REMAX Group, Inc.*	101,944
13,240	RMR Group, Inc. Class A	255,797
12,375	Seaport Entertainment Group, Inc.*	325,339
84,468	Seritage Growth Properties Class A*	175,693
2,998	St. Joe Co.	198,168
22,859	Star Holdings*	224,704
10,573	Stratus Properties, Inc.	200,781
24,659	Tejon Ranch Co.*	396,517
2,598	Transcontinental Realty Investors, Inc.*	94,775
1,599	Zillow Group, Inc. Class C*	55,901

		5,159,932

Residential REITs – 0.1%
5,385	American Homes 4 Rent Class A	179,320
153,160	Apartment Investment & Management Co. Class A	384,432
32,498	BRT Apartments Corp.	465,371
1,592	Camden Property Trust	168,434
5,741	Centerspace	301,345
5,087	Equity LifeStyle Properties, Inc.	322,770
1,291	Essex Property Trust, Inc.	365,301
8,124	Independence Realty Trust, Inc.	131,446
10,600	Invitation Homes, Inc.	308,884
2,093	Mid-America Apartment Communities, Inc.	269,683
7,900	NexPoint Residential Trust, Inc.	187,309
2,754	Sun Communities, Inc.	334,391
5,476	UDR, Inc.	202,338
23,788	UMH Properties, Inc.	391,313
14,926	Vivmark Residential	972,280

		4,984,617

Retail REITs – 0.2%
9,800	Acadia Realty Trust	200,606
3,086	Agree Realty Corp.	222,964
1,143	Alexander’s, Inc.	310,507

Shares	Description	Value

Common Stocks – (continued)
Retail REITs – (continued)
10,251	Brixmor Property Group, Inc.	$ 296,151
5,245	CBL & Associates Properties, Inc.	286,849
9,201	Curbline Properties Corp.	274,466
2,678	Federal Realty Investment Trust	310,728
23,654	FrontView REIT, Inc.	456,522
10,151	Getty Realty Corp.	329,096
7,427	InvenTrust Properties Corp.	239,966
16,577	Kimco Realty Corp.	393,041
9,065	Kite Realty Group Trust	233,877
15,710	NETSTREIT Corp.	319,856
5,696	NNN REIT, Inc.	257,459
5,668	Phillips Edison & Co., Inc.	219,068
27,112	Realty Income Corp.	1,661,423
4,434	Regency Centers Corp.	331,530
9,809	Saul Centers, Inc.	319,872
10,822	Simon Property Group, Inc.	2,297,727
85,213	SITE Centers Corp.	251,378
8,141	Tanger, Inc.	306,997
11,490	Urban Edge Properties	243,129

		9,763,212

Semiconductors & Semiconductor Equipment – 6.2%
76	ACM Research, Inc. Class A*	5,534
56,189	Advanced Micro Devices, Inc.*	26,449,286
43	Aehr Test Systems*	3,409
1,432	Aeluma, Inc.*	18,759
1,976	Allegro MicroSystems, Inc.*	71,630
60	Ambarella, Inc.*	4,163
26	Ambiq Micro, Inc.*	1,516
1,235	Amkor Technology, Inc.	58,415
17	Amtech Systems, Inc.*	249
24,434	Analog Devices, Inc.	8,848,529
27,757	Applied Materials, Inc.	12,723,531
3,752	Astera Labs, Inc.*	1,114,269
6,634	Atomera, Inc.*	27,597
419	Axcelis Technologies, Inc.*	48,323
88	AXT, Inc.*	5,334
38,707	Blaize Holdings, Inc.*(a)	18,874
162,645	Broadcom, Inc.	60,233,949
1,543	CEVA, Inc.*	41,738
2,197	Cirrus Logic, Inc.*	240,593
603	Cohu, Inc.*	27,798
239	Credo Technology Group Holding Ltd.*	54,059
679	Diodes, Inc.*	61,653
2,165	Entegris, Inc.	292,903
2,875	Everspin Technologies, Inc.*	46,719
1,980	First Solar, Inc.*	399,762
1,347	FormFactor, Inc.*	135,522
45,438	GCT Semiconductor Holding, Inc.*(a)	81,788
1,182	GLOBALFOUNDRIES, Inc.	52,824

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
10,770	GSI Technology, Inc.*	$ 59,666
50	Ichor Holdings Ltd.*	2,678
41	Impinj, Inc.*	7,147
5,101	indie Semiconductor, Inc. Class A*(a)	18,950
144,296	Intel Corp.*	12,915,935
15	inTEST Corp.*	162
1,806	IonQ, Inc.*	70,994
46,105	KLA Corp.	8,089,122
1,217	Kopin Corp.*	5,403
1,611	Kulicke & Soffa Industries, Inc.	128,977
43,836	Lam Research Corp.	13,216,116
4,634	Lattice Semiconductor Corp.*	534,486
1,881	MACOM Technology Solutions Holdings, Inc.*	496,264
29,227	Marvell Technology, Inc.	6,186,187
2,383	MaxLinear, Inc.*	142,766
15,069	Microchip Technology, Inc.	1,106,818
39,138	Micron Technology, Inc.	37,522,775
1,081	MKS, Inc.	276,995
1,640	Monolithic Power Systems, Inc.	2,079,143
260	Navitas Semiconductor Corp.*	3,013
2,829	NVE Corp.	283,239
821,120	NVIDIA Corp.	181,286,874
10,897	ON Semiconductor Corp.*	807,359
659	Onto Innovation, Inc.*	176,091
2,352	PDF Solutions, Inc.*	104,617
71	Penguin Solutions, Inc.*	3,485
909	Photronics, Inc.*	25,579
829	Power Integrations, Inc.	42,594
3,829	Qnity Electronics, Inc.	457,297
1,242	Qorvo, Inc.*	119,331
53,199	QUALCOMM, Inc.	9,069,366
7,188	QuickLogic Corp.*	77,127
2,513	Rambus, Inc.*	217,852
447	Rigetti Computing, Inc.*	7,000
2,162	Semtech Corp.*	287,460
1,755	Silicon Laboratories, Inc.*	384,433
266	SiTime Corp.*	150,402
1,075	Skyworks Solutions, Inc.	72,036
103	SolarEdge Technologies, Inc.*	3,317
221	Synaptics, Inc.*	21,375
254	T1 Energy, Inc.*(a)	1,130
5,454	Teradyne, Inc.	1,907,973
31,992	Texas Instruments, Inc.	8,347,033
4	Toyo Co. Ltd.*	17
227	Ultra Clean Holdings, Inc.*	15,397
251	Universal Display Corp.	20,876
713	Veeco Instruments, Inc.*	31,586

		397,853,169

Shares	Description	Value

Common Stocks – (continued)
Software – 3.9%
60,467	8x8, Inc.*	$ 113,678
14,346	A10 Networks, Inc.	364,245
1,384	ACI Worldwide, Inc.*	73,740
2,006	Adeia, Inc.	50,611
13,805	Adobe, Inc.*	4,041,966
520	Agilysys, Inc.*	60,533
2,321	Alarm.com Holdings, Inc.*	133,597
910	Alkami Technology, Inc.*	18,564
8,526	Amplitude, Inc. Class A*	120,217
1,804	Appfolio, Inc. Class A*	422,515
5,721	Appian Corp. Class A*	245,717
5,399	Arteris, Inc.*	118,130
9,910	Asana, Inc. Class A*	101,677
4,479	Atlassian Corp. Class A*	869,687
26,726	AudioEye, Inc.*	196,971
1,077	Aurora Innovation, Inc.*	6,064
7,452	Autodesk, Inc.*	1,926,566
3,242	AvePoint, Inc.*	45,129
4,124	Bentley Systems, Inc. Class B	151,557
2,303	Bill Holdings, Inc.*	113,377
50	Bitdeer Technologies Group Class A*	543
958	BitMine Immersion Technologies, Inc.	24,257
405	Blackbaud, Inc.*	19,464
70	BlackLine, Inc.*	2,325
96,884	Blend Labs, Inc. Class A*	150,170
9,076	Box, Inc. Class A*	324,739
2,024	Braze, Inc. Class A*	68,897
15,824	Cadence Design Systems, Inc.*	5,360,855
5,905	CCC Intelligent Solutions Holdings, Inc.*	44,051
21	Cerence, Inc.*	177
1,645	Cipher Digital, Inc.*	25,498
1,870	Circle Internet Group, Inc.*	178,678
9,382	Clear Secure, Inc. Class A	414,215
1,135	Commvault Systems, Inc.*	156,085
2,508	Consensus Cloud Solutions, Inc.*	95,931
2,288	Core Scientific, Inc.*	37,294
33,613	Crowdstrike Holdings, Inc. Class A*	7,764,603
52,087	CS Disco, Inc.*	228,141
130	Daily Journal Corp.*	80,982
10,609	Datadog, Inc. Class A*	2,514,757
11,253	Digimarc Corp.*	67,293
19	Digital Turbine, Inc.*	204
6,084	Docusign, Inc.*	403,187
3,356	Dolby Laboratories, Inc. Class A	206,595
42,226	Domo, Inc. Class B*	159,614
10,267	Dropbox, Inc. Class A*	361,296
35	Duos Technologies Group, Inc.*	325

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
523	D-Wave Quantum, Inc.*	$ 8,996
6,052	Dynatrace, Inc.*	330,379
17,682	eGain Corp.*	131,908
1,258	Elastic NV*	122,718
310	EverCommerce, Inc.*(a)	2,750
15,190	Exodus Movement, Inc. Class A*(a)	115,444
48,389	Expensify, Inc. Class A*	121,940
641	Fair Isaac Corp.*	735,362
2,966	Figma, Inc. Class A*	81,535
962	Five9, Inc.*	33,247
21,678	Fortinet, Inc.*	3,705,421
4,155	Freshworks, Inc. Class A*	57,838
6,819	Gen Digital, Inc.	211,389
2,524	Gitlab, Inc. Class A*	117,467
1,411	Guidewire Software, Inc.*	288,902
1,473	HubSpot, Inc.*	384,983
77	Hut 8 Corp.*	6,055
4,238	I3 Verticals, Inc. Class A*	68,020
1,930	Intapp, Inc.*	83,704
26	Intellicheck, Inc.*	72
341	InterDigital, Inc.	114,245
8,131	Intuit, Inc.	2,921,468
1,671	JFrog Ltd.*	167,217
86,378	Kaltura, Inc.*	136,477
215	Keel Infrastructure Corp.*	677
8,119	Klaviyo, Inc. Class A*	167,089
27	Life360, Inc.*	1,157
1,775	LiveRamp Holdings, Inc.*	66,953
2,502	Manhattan Associates, Inc.*	558,421
297,747	Microsoft Corp.	151,044,076
9,854	Mitek Systems, Inc.*	181,905
3,682	N-able, Inc.*	14,654
143	nCino, Inc.*	3,232
6,493	NCR Voyix Corp.*	54,411
144	NextNav, Inc.*	2,285
7,289	Nutanix, Inc. Class A*	499,807
7,549	OneSpan, Inc.	124,709
21,907	Ooma, Inc.*	495,974
56,935	Oracle Corp.	8,490,147
1,031	Pagaya Technologies Ltd. Class A*	22,414
55	PagerDuty, Inc.*	778
73,231	Palantir Technologies, Inc. Class A*	13,648,794
26,584	Palo Alto Networks, Inc.*	10,158,544
4,644	Pegasystems, Inc.	170,946
4,116	Procore Technologies, Inc.*	258,156
312	Progress Software Corp.*	14,436
3,092	PTC, Inc.*	481,548
90	Q2 Holdings, Inc.*	5,854
1,456	Qualys, Inc.*	271,020
8	Rapid7, Inc.*	108
4,505	Red Violet, Inc.*	329,586
205,623	Rekor Systems, Inc.*	113,997

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
27,840	ReposiTrak, Inc.(a)	$ 222,998
46,073	Rimini Street, Inc.*	258,470
9,230	RingCentral, Inc. Class A	642,593
1,552	Riot Platforms, Inc.*	29,480
151,526	Roadzen, Inc.*	213,652
2,074	Roper Technologies, Inc.	880,703
2,451	Rubrik, Inc. Class A*	228,041
25,039	Salesforce, Inc.	6,448,544
8,005	Samsara, Inc. Class A*	327,004
499	Sapiens International Corp. NV*(b)	21,682
5,541	SentinelOne, Inc. Class A*	122,456
53,864	ServiceNow, Inc.*	7,971,333
1,241	ServiceTitan, Inc. Class A*	121,668
24,209	Silvaco Group, Inc.*	168,010
566	SoundHound AI, Inc. Class A*(a)	4,053
15,306	SoundThinking, Inc.*	98,571
11,035	Sprinklr, Inc. Class A*	90,597
4,185	Sprout Social, Inc. Class A*	47,625
247	SPS Commerce, Inc.*	21,094
2,626	Strategy, Inc.*	349,100
9,472	Synopsys, Inc.*	4,163,796
27,466	Telos Corp.*	132,386
1,872	Tenable Holdings, Inc.*	71,417
8,191	Teradata Corp.*	237,539
2,296	Terawulf, Inc.*	34,738
1,373	Thryv Holdings, Inc.*	2,622
3,565	Trimble, Inc.*	213,686
412	Tyler Technologies, Inc.*	153,355
8,554	UiPath, Inc. Class A*	159,703
1,577	Unity Software, Inc.*	66,392
162	Varonis Systems, Inc.*	7,091
106,096	Veritone, Inc.*(a)	84,208
103	Vertex, Inc. Class A*	1,458
1,551	Via Transportation, Inc. Class A*	43,319
781	Viant Technology, Inc. Class A*	10,059
28,084	Weave Communications, Inc.*	205,294
64,516	WM Technology, Inc.*	25,161
5,264	Workday, Inc. Class A*	1,039,377
2,590	Workiva, Inc.*	207,200
30,389	Xperi, Inc.*	180,511
11,026	Yext, Inc.*	74,646
62	Z Squared, Inc.*	183
45	ZenaTech, Inc.*	79
8,483	Zeta Global Holdings Corp. Class A*	262,719
8,065	Zoom Communications, Inc.*	779,724
1,795	Zscaler, Inc.*	338,151

		251,756,420

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialized REITs – 0.3%
14,285	American Tower Corp.	$ 2,509,874
31,461	Crown Castle, Inc.	2,395,441
5,535	CubeSmart	219,850
10,066	Digital Realty Trust, Inc.	1,868,149
2,845	EPR Properties	167,030
3,220	Equinix, Inc.	3,370,438
4,232	Extra Space Storage, Inc.	597,135
39,347	Farmland Partners, Inc.	404,881
25,571	Fermi, Inc.*	127,088
11,368	Four Corners Property Trust, Inc.	282,836
6,958	Gaming & Leisure Properties, Inc.	292,723
37,496	Gladstone Land Corp.	344,213
19,347	Iron Mountain, Inc.	2,231,676
3,338	Lamar Advertising Co. Class A	497,395
3,275	Millrose Properties, Inc.	99,626
9,155	Outfront Media, Inc.	268,974
4,592	Public Storage	1,409,698
7,164	Rayonier, Inc.	146,862
7,416	Safehold, Inc.	112,278
2,036	SBA Communications Corp.	386,148
7,795	Smartstop Self Storage REIT, Inc.	253,104
23,058	VICI Properties, Inc.	591,438
12,150	Weyerhaeuser Co.	283,946

		18,860,803

Specialty Retail – 0.8%
24,117	1-800-Flowers.com, Inc. Class A*	88,027
3,810	Abercrombie & Fitch Co. Class A*	545,135
3,120	Academy Sports & Outdoors, Inc.	134,035
518	Advance Auto Parts, Inc.	21,849
17,502	American Eagle Outfitters, Inc.	291,058
11,956	Arhaus, Inc.	104,137
3,421	Arko Corp.	15,600
17	ARKO Petroleum Corp.	309
413	Asbury Automotive Group, Inc.*	87,308
1,144	AutoNation, Inc.*	230,230
611	AutoZone, Inc.*	1,827,648
18,200	BARK, Inc.*(a)	193,466
4,278	Barnes & Noble Education, Inc.	51,764
8,290	Bath & Body Works, Inc.	159,582
7,388	Best Buy Co., Inc.	592,148
16,862	Bob’s Discount Furniture, Inc.*	283,787
652	Boot Barn Holdings, Inc.*	98,211
13,876	Buckle, Inc.	591,118

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
3,464	Build-A-Bear Workshop, Inc.(a)	$ 104,855
2,988	Burlington Stores, Inc.*	776,163
2,180	Caleres, Inc.	26,552
4,599	Camping World Holdings, Inc. Class A	29,710
2,893	CarMax, Inc.*	177,428
38,144	Carvana Co.*	2,802,058
14,402	Chewy, Inc. Class A*	342,768
50,090	Children’s Place, Inc.*(a)	124,724
6,063	Citi Trends, Inc.*	412,678
12,697	Designer Brands, Inc. Class A	69,453
8,253	Dick’s Sporting Goods, Inc.	1,114,980
53,502	Duluth Holdings, Inc. Class B*	196,887
12,314	Envela Corp.*	169,933
25,826	EVgo, Inc.*(a)	34,607
2,908	Five Below, Inc.*	717,811
357	Floor & Decor Holdings, Inc. Class A*	17,946
4,646	GameStop Corp. Class A*	85,393
13,497	Gap, Inc.	301,118
4,211	Genesco, Inc.*	140,942
242	Group 1 Automotive, Inc.	65,229
18,129	Haverty Furniture Cos., Inc.	494,378
35,022	Home Depot, Inc.	11,481,262
10,991	J Jill, Inc.(a)	214,654
11,323	Lands’ End, Inc.*(a)	133,951
229	Lithia Motors, Inc.	84,116
19,748	Lowe’s Cos., Inc.	4,042,416
1,372	MarineMax, Inc.*	71,591
4,585	Monro, Inc.	57,129
1,171	Murphy USA, Inc.	603,522
4,770	National Vision Holdings, Inc.*	81,472
13,186	Neighborhood Intelligence, Inc.*	51,821
3,802	OneWater Marine, Inc. Class A*	45,586
31,970	O’Reilly Automotive, Inc.*	2,838,936
119,239	Outdoor Holding Co.*	257,556
636	Penske Automotive Group, Inc.	137,751
16,786	Petco Health & Wellness Co., Inc.*	44,651
28,398	RealReal, Inc.*	290,795
1	Rent the Runway, Inc. Class A*	4
6,199	Revolve Group, Inc.*	137,742
91	RH*	13,573
36,705	RideNow Group, Inc.*	207,750
13,065	Ross Stores, Inc.	2,985,875
19,375	Sally Beauty Holdings, Inc.*	317,362
2,730	Shoe Station Group, Inc.	37,401
1,847	Signet Jewelers Ltd.	151,971

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
947	Sonic Automotive, Inc. Class A	$ 74,482
19,915	Sportsman’s Warehouse Holdings, Inc.*	23,699
14,670	Stitch Fix, Inc. Class A*	46,504
25,595	ThredUp, Inc. Class A*	68,851
40,978	TJX Cos., Inc.	5,487,364
196,813	Torrid Holdings, Inc.*(a)	432,989
16,929	Tractor Supply Co.	590,822
1,933	Ulta Beauty, Inc.*	1,038,214
4,813	Upbound Group, Inc.	88,078
2,644	Urban Outfitters, Inc.*	213,344
3,832	Valvoline, Inc.*	122,854
6,192	Victoria’s Secret & Co.*	528,859
5,081	Warby Parker, Inc. Class A*	124,993
6,078	Wayfair, Inc. Class A*	603,363
4,929	Williams-Sonoma, Inc.	1,125,044
1,335	Winmark Corp.	444,181
10,435	Zumiez, Inc.*	186,786

		49,010,339

Technology Hardware, Storage & Peripherals – 3.2%
563,858	Apple, Inc.	178,658,407
2,872	CPI Card Group, Inc.*	83,202
8,717	Dell Technologies, Inc. Class C	3,975,039
1,162	Diebold Nixdorf, Inc.*	78,830
7,845	Eastman Kodak Co.*	70,448
19,965	Everpure, Inc. Class A*	1,855,747
256	GPGI, Inc.	3,384
36,541	Hewlett Packard Enterprise Co.	1,908,902
14,718	HP, Inc.	441,834
25,098	Immersion Corp.	190,243
87	Infleqtion, Inc.*	1,137
6,031	NetApp, Inc.	1,117,484
5,504	One Stop Systems, Inc.*	57,352
43	Quantum Computing, Inc.*	354
4,654	Sandisk Corp.*	7,291,422
7,520	Seagate Technology Holdings PLC	6,229,418
2,383	Super Micro Computer, Inc.*	88,838
13,592	Turtle Beach Corp.*	174,113
11,772	Western Digital Corp.	5,303,875

		207,530,029

Textiles, Apparel & Luxury Goods – 0.1%
41	Amer Sports, Inc.*	1,253
193	Birkenstock Holding PLC*(a)	6,738
6,462	Capri Holdings Ltd.*	85,622
3,219	Carter’s, Inc.	104,263
2,702	Columbia Sportswear Co.	155,095
2,267	Crocs, Inc.*	272,902
5,112	Deckers Outdoor Corp.*	445,153
10,468	Ermenegildo Zegna NV	142,155

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
32,194	Figs, Inc. Class A*	$ 493,856
5	Fossil Group, Inc.*	25
1,648	G-III Apparel Group Ltd.	53,708
2,943	Kontoor Brands, Inc.	221,932
15,569	Levi Strauss & Co. Class A	323,212
2,893	Lululemon Athletica, Inc.*	347,912
8,318	Movado Group, Inc.	280,566
37,804	NIKE, Inc. Class B	1,476,624
328	On Holding AG Class A*	9,348
1,863	Oxford Industries, Inc.	71,334
73	Playboy, Inc.*	86
1,870	PVH Corp.	138,679
1,992	Ralph Lauren Corp.	691,025
4,628	Rocky Brands, Inc.	209,232
8,331	Steven Madden Ltd.	359,733
14,479	Superior Group of Cos., Inc.	173,024
9,864	Tapestry, Inc.	1,217,119
9,063	Under Armour, Inc. Class A*	45,678
9,315	Under Armour, Inc. Class C*	45,923
20,541	Unifi, Inc.*	151,798
23,876	VF Corp.	320,893
2,984	Wolverine World Wide, Inc.	58,874

		7,903,762

Tobacco – 0.2%
62,964	Altria Group, Inc.	4,311,775
56,305	Ispire Technology, Inc.*(a)	82,768
53,988	Philip Morris International, Inc.	10,111,953
2,028	Turning Point Brands, Inc.	164,207
4,608	Universal Corp.	209,664

		14,880,367

Trading Companies & Distributors – 0.3%
3,740	AerCap Holdings NV	545,816
19,262	Alta Equipment Group, Inc.*	113,646
4,687	Applied Industrial Technologies, Inc.	1,518,494
156	BlueLinx Holdings, Inc.*	12,422
229	Boise Cascade Co.	17,864
1,369	Core & Main, Inc. Class A*	58,812
11,517	Custom Truck One Source, Inc.*	106,072
113	Distribution Solutions Group, Inc.*	3,931
1,169	DNOW, Inc.*	18,739
1,003	DXP Enterprises, Inc.*	188,293
1,118	EquipmentShare.com, Inc. Class A*(a)	19,688
5,081	EVI Industries, Inc.	71,185
80,612	Fastenal Co.	3,974,978
7,037	Ferguson Enterprises, Inc.	1,579,877
1,797	GATX Corp.	314,349
10,346	Global Industrial Co.	404,529
42	Herc Holdings, Inc.	6,398

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
36,792	Hudson Technologies, Inc.*	$ 196,469
13,653	Karat Packaging, Inc.	650,429
2,026	McGrath RentCorp	227,803
5,267	MSC Industrial Direct Co., Inc. Class A	626,141
19,850	NPK International, Inc.*	263,608
9,409	QXO, Inc.*	124,951
4,124	Rush Enterprises, Inc. Class A	316,847
13	Rush Enterprises, Inc. Class B	1,011
1,443	SiteOne Landscape Supply, Inc.*	142,179
10,888	Sunbelt Rentals Holdings, Inc.	786,985
1,205	Titan Machinery, Inc.*	24,787
791	Transcat, Inc.*	68,414
2,080	United Rentals, Inc.	2,159,040
1,067	Watsco, Inc.	330,578
1,493	WESCO International, Inc.	508,217
1,875	Willis Lease Finance Corp.	101,494
1,746	WW Grainger, Inc.	2,286,369
1,045	Xometry, Inc. Class A*	96,861

		17,867,276

Transportation Infrastructure* – 0.0%
27,593	Sky Harbour Group Corp.	290,830

Water Utilities – 0.1%
4,167	American States Water Co.	372,071
4,652	American Water Works Co., Inc.	643,046
15,691	Artesian Resources Corp. Class A	558,129
49,557	Cadiz, Inc.*(a)	196,741
5,813	California Water Service Group	290,476
10,249	Consolidated Water Co. Ltd.	305,113
7,296	Essential Utilities, Inc.	300,376
53,498	Global Water Resources, Inc.	491,914
5,296	H2O America	335,608
5,406	Middlesex Water Co.	313,548
44,512	Pure Cycle Corp.*	493,861
16,815	York Water Co.	573,055

		4,873,938

Wireless Telecommunication Services – 0.1%
3,939	Array Digital Infrastructure, Inc.	144,404
11,397	Gogo, Inc.*	28,720
39,693	Spok Holdings, Inc.	417,173
4,413	Telephone & Data Systems, Inc.	148,630
14,845	T-Mobile U.S., Inc.	2,678,632

		3,417,559

TOTAL COMMON STOCKS (Cost $2,293,631,588)		$2,937,837,167

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(c) – 0.5%
U.S. Treasury Bills
$33,500,000	0.000%	12/08/26	$ 33,157,750
(Cost $33,157,383)

Shares	Description	Value

Contingent Value Rights*(b) – 0.0%
Health Care Equipment & Supplies – 0.0%
4,719	Paragon 28, Inc.	$ 425
6,163	Hologic, Inc.	61

Biotechnology – 0.0%
92	Regulus Therapeutics, Inc.	107
835	Blueprint Medicines Corp.	384
7,231	Cargo Therapeutics, Inc.	0
3,738	Sage Therapeutics, Inc.	0
2,973	Vigil Neuroscience, Inc.	149
23,907	HilleVax, Inc.	3,347
230	Metsera, Inc.	1,127
269	89bio, Inc.	92
16,373	Adverum Biotechnologies, Inc.	13,098
2,353	Akero Therapeutics, Inc.	1,529
148	Arcellx, Inc.	10
3,982	Apellis Pharmaceuticals, Inc.	120
4,306	XOMA Royalty Corp.	5,038

Consumer Staples Distribution & Retail – 0.0%
12,948	Walgreens Boots Alliance, Inc.	6,863

Pharmaceuticals – 0.0%
48,197	Ikena Oncology, Inc.	0
22,737	scPharmaceuticals, Inc.(a)	0
9,781	Avadel Pharmaceuticals PLC	6,260
65,313	Esperion Therapeutics, Inc.	1,306

Food Products – 0.0%
3,056	TreeHouse Foods, Inc.	5,898

TOTAL CONTINGENT VALUE RIGHTS (Cost $45,814)		$ 45,814

Exchange Traded Funds – 31.9%
2,567,600	Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF(d)	$ 126,827,629
532,800	iShares Convertible Bond ETF(a)	60,653,952
4,220,027	iShares Core MSCI Emerging Markets ETF	344,902,807
925,300	iShares Global Clean Energy ETF(a)	16,007,690
61,000	iShares JP Morgan USD Emerging Markets Bond ETF	5,780,970

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – (continued)
748,014	State Street Blackstone Senior Loan ETF(a)	$ 30,518,971
833,200	State Street Energy Select Sector SPDR ETF	53,291,472
2,045,200	State Street Financial Select Sector SPDR ETF	118,028,492
639,800	State Street Health Care Select Sector SPDR ETF	109,111,492
622,800	State Street Industrial Select Sector SPDR ETF	109,070,964
950,500	State Street Materials Select Sector SPDR ETF	50,081,845
298,422	State Street SPDR Bloomberg Convertible Securities ETF(a)	30,495,744
6,410,000	State Street SPDR Portfolio Emerging Markets ETF	337,101,900
1,558,500	State Street Technology Select Sector SPDR ETF(a)	290,660,250
229,500	VanEck Fallen Angel High Yield Bond ETF	6,657,795
332,600	Vanguard Real Estate ETF	32,075,944
6,678,900	Vanguard Short-Term Inflation-Protected Securities ETF	331,740,963

TOTAL EXCHANGE TRADED FUNDS (Cost $1,785,609,278)		$2,053,008,880

Shares	Dividend Rate	Value

Investment Company(d) – 11.1%
Goldman Sachs Central Government Fund — Institutional Shares
710,831,735	3.779%	$ 710,831,735
(Cost $710,831,735)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
39,282,815	3.585%	$ 39,282,815
(Cost $39,282,815)

TOTAL INVESTMENTS – 89.8% (Cost $4,862,558,613)		$5,774,164,161

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.2%		658,485,929

NET ASSETS – 100.0%		$6,432,650,090

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Represents an affiliated issuer.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At August 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	95,040,000	USD	67,381,434	09/16/26	$708,112
	CAD	109,840,000	USD	79,145,899	09/16/26	162,611
	CZK	240,330,000	USD	11,530,125	09/16/26	24,705
	EUR	30,930,000	USD	35,791,420	09/16/26	157,810
	GBP	50,180,000	USD	67,535,842	09/16/26	458,824
	IDR	169,922,660,000	USD	9,338,822	09/16/26	238,110
	KRW	63,388,930,000	USD	44,721,021	09/16/26	1,642,808
	MXN	558,390,000	USD	31,932,416	09/17/26	877,859
	NZD	147,020,000	USD	86,221,514	09/16/26	799,058
	USD	31,458,746	CAD	43,520,000	09/16/26	35,710
	USD	123,411,309	CHF	97,310,000	09/16/26	2,817,592
	USD	46,210,663	EUR	39,670,000	09/16/26	103,132
	USD	7,670,570	JPY	1,217,150,000	09/16/26	41,865
	USD	42,051,298	PHP	2,619,480,000	09/16/26	97,299
	ZAR	369,700,000	USD	22,457,837	09/16/26	471,987

TOTAL						$8,637,482

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	BRL	122,800,000	USD	23,691,847	09/16/26	$(73,935)
	CHF	14,430,000	USD	17,954,108	09/16/26	(71,389)
	CLP	11,530,880,000	USD	12,886,689	09/16/26	(531,415)
	CZK	660,670,000	USD	31,923,596	09/16/26	(159,235)
	EUR	30,600,000	USD	35,748,358	09/16/26	(182,680)
	GBP	26,080,000	USD	35,520,152	09/16/26	(181,353)
	HUF	7,004,940,000	USD	22,731,341	09/16/26	(471,247)
	ILS	69,040,000	USD	24,041,593	09/16/26	(940,802)
	JPY	5,523,470,000	USD	35,176,866	09/16/26	(557,528)
	NOK	541,110,000	USD	57,929,236	09/16/26	(30,289)
	NZD	54,720,000	USD	32,539,248	09/16/26	(150,691)
	PLN	40,920,000	USD	11,183,289	09/16/26	(202,596)
	USD	32,407,364	AUD	45,910,000	09/16/26	(483,956)
	USD	7,511,186	BRL	39,400,000	09/16/26	(66,548)
	USD	63,148,220	CAD	88,510,000	09/16/26	(759,247)
	USD	16,619,356	CLP	15,595,770,000	09/16/26	(91,424)
	USD	20,695,790	CZK	440,680,000	09/16/26	(491,670)
	USD	51,514,714	EUR	45,110,000	09/16/26	(915,606)
	USD	80,589,824	GBP	60,530,000	09/16/26	(1,429,249)
	USD	6,104,459	HUF	1,939,140,000	09/16/26	(57,683)
	USD	44,238,982	IDR	800,774,230,000	09/16/26	(893,079)
	USD	7,167,123	ILS	21,800,000	09/16/26	(127,160)
	USD	29,854,225	INR	2,895,430,000	09/16/26	(551,888)
	USD	27,314,901	JPY	4,419,180,000	09/16/26	(383,102)
	USD	29,474,048	KRW	45,152,950,000	09/16/26	(3,551,651)
	USD	9,168,216	MXN	162,630,000	09/17/26	(387,712)
	USD	43,534,659	NOK	430,290,000	09/16/26	(2,506,512)
	USD	81,377,130	NZD	141,700,000	09/16/26	(2,494,553)
	USD	31,194,581	PLN	117,520,000	09/16/26	(341,367)
	USD	23,628,705	SEK	229,120,000	09/16/26	(314,950)
	USD	37,931,244	TWD	1,214,810,000	09/16/26	(396,726)

TOTAL						$(19,797,243)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At August 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
3M CORRA	234	03/16/27	$41,149,861	$267
3M CORRA	70	06/15/27	12,276,327	(1,351)
Brent Crude	159	09/30/26	14,387,910	1,053,794
CAC40 Index	157	09/18/26	15,222,774	(320,785)
Coffee	15	12/18/26	1,752,188	301,626
Copper	116	12/29/26	19,393,750	(40)
Corn	37	12/14/26	994,838	(122)
Corn	99	03/12/27	2,733,638	284,823
Cotton No.2	135	12/08/26	6,286,950	626,062
Cotton No.2	36	03/08/27	1,712,520	306,167
DAX Index	34	09/18/26	25,992,108	535,847
Dollar Index	645	09/14/26	64,103,325	(214,915)
E-Mini Nasdaq 100 Index	93	09/18/26	54,894,180	(1,032,298)
E-Mini Russell 2000 Index	165	09/18/26	24,409,275	(489,805)
Euro Stoxx 50 Index	4,068	09/18/26	304,160,043	4,600,652
FTSE 100 Index	1,001	09/18/26	146,974,703	3,618,936
FTSE/JSE Top 40 Index	85	09/17/26	5,722,493	11,031
FTSE/MIB Index	31	09/18/26	9,486,496	(18,227)
Gasoline RBOB	93	09/30/26	12,018,762	1,543,381
Gold	49	12/29/26	21,959,350	(544,745)
Hang Seng Index	59	09/29/26	9,579,234	(61,632)
HSCEI	45	09/29/26	2,434,442	10,516
IBEX 35 Index	43	09/18/26	10,000,563	69,590
ICE 3M SONIA Index	124	03/16/27	40,284,916	(19,945)
KC HRW Wheat	27	07/14/27	1,139,738	83,611
Lean Hogs	34	12/14/26	1,008,440	(44,079)
Live Cattle	16	12/31/26	1,373,280	(74,228)
LME Lead	99	10/19/26	4,691,239	(231,432)
LME Lead	417	09/14/26	19,635,696	176,201
LME Lead	19	01/18/27	915,572	(53,618)
LME Lead	19	12/14/26	908,922	(52,431)
LME Nickel	116	09/14/26	11,637,572	74,040
LME Nickel	61	12/14/26	6,188,690	(458,424)
LME Nickel	16	01/18/27	1,630,079	(128,783)
LME Nickel	8	02/15/27	817,920	(58,879)
LME Nickel	17	04/19/27	1,751,747	(221,340)
LME Primary Aluminum	63	09/14/26	5,109,804	76,265
LME Primary Aluminum	138	12/14/26	11,197,147	181,080
LME Primary Aluminum	40	01/18/27	3,242,300	(51,873)
LME Primary Aluminum	53	11/16/26	4,300,129	(293,235)
LME Primary Aluminum	54	03/15/27	4,364,618	(240,685)
LME Primary Aluminum	30	06/14/27	2,409,413	53,610
LME Primary Aluminum	80	10/19/26	6,487,220	(120,336)
LME Zinc	154	09/14/26	15,297,320	1,607,995
LME Zinc	55	11/16/26	5,347,884	719,427
LME Zinc	22	12/14/26	2,127,263	267,255
LME Zinc	22	01/18/27	2,121,075	315,752
LME Zinc	29	02/15/27	2,787,988	344,369
LME Zinc	24	03/15/27	2,302,050	196,524
LME Zinc	23	05/17/27	2,196,931	208,371
LME Zinc	11	06/14/27	1,046,719	25,215
LME Zinc	170	10/19/26	16,622,770	844,325
Low Sulphur Gas Oil	12	12/10/26	1,388,700	156,626

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
Low Sulphur Gas Oil	53	10/12/26	$6,802,550	$978,380
Natural Gas	32	03/29/27	888,960	(52,888)
NY Harbor ULSD	41	09/30/26	7,595,053	1,011,426
NY Harbor ULSD	6	11/30/26	1,026,976	51,568
Omxs30 Index	467	09/18/26	16,163,725	281,838
S&P 500 E-Mini Index	1,997	09/18/26	768,745,150	5,077,402
S&P Mid 400 Emini	133	09/18/26	50,102,430	(703,207)
S&P Toronto Stock Exchange 60 Index	55	09/17/26	16,895,054	399,175
Silver	9	12/29/26	3,014,550	(118,340)
Soybean	222	11/13/26	14,296,800	511,455
Soybean	40	01/14/27	2,606,500	307,368
Soybean Meal	38	01/14/27	1,321,640	163,265
Soybean Oil	38	01/14/27	1,621,308	50,035
Sugar 11	75	09/30/26	1,496,040	41,531
Sugar 11	70	02/26/27	1,476,272	257,753
TOPIX Futures	764	09/10/26	199,237,809	11,039,894
VSTOXX Futures	4,150	09/16/26	8,315,242	(305,927)
Wheat	137	12/14/26	5,301,900	725,014
Wheat	34	07/14/27	1,335,775	127,388
WTI Crude	160	09/22/26	13,721,600	1,077,590

Total				$34,480,870

Short position contracts:
10 Year U.K. Long Gilt	(397)	12/29/26	(46,337,745)	322,084
10 Year U.S. Treasury Notes	(1,624)	12/21/26	(174,833,750)	1,195,914
2 Year U.S. Treasury Notes	(980)	12/31/26	(201,129,688)	442,050
20 Year U.S. Treasury Bonds	(442)	12/21/26	(48,012,250)	403,649
3 Month SOFR	(1,057)	06/15/27	(253,111,863)	404,257
3 Month SOFR	(624)	03/16/27	(149,627,400)	(12,937)
3 Month SOFR	(1,138)	03/14/28	(272,451,425)	899,129
3 Month SOFR	(1,238)	12/14/27	(296,268,875)	826,458
3 Month SOFR	(1,204)	09/14/27	(288,132,250)	672,775
3 Month SOFR	(1,038)	06/20/28	(248,601,000)	759,161
3 Month SOFR	(944)	09/19/28	(226,123,400)	577,526
3 Month SOFR	(794)	12/19/28	(190,192,775)	358,318
30 Year German Euro-Buxl	(307)	09/08/26	(36,964,709)	923,369
3M CORRA	(48)	09/14/27	(8,399,437)	2,589
3M Euribor	(628)	03/15/27	(176,937,958)	173,894
3M Euribor	(416)	12/14/26	(117,400,592)	29,088
3M Euribor	(774)	06/14/27	(217,870,932)	381,848
3M Euribor	(812)	09/13/27	(228,496,699)	530,946
3M Euribor	(810)	12/13/27	(227,969,182)	574,124
3M Euribor	(794)	03/13/28	(223,500,672)	537,015
3M Euribor	(723)	06/19/28	(203,536,091)	442,689
3M Euribor	(583)	09/18/28	(164,132,311)	269,414
5 Year German Euro-Bobl	(1,114)	09/08/26	(146,606,359)	982,556
5 Year German Euro-Bund	(1,263)	09/08/26	(180,826,977)	2,051,848
5 Year U.S. Treasury Notes	(1,434)	12/31/26	(151,578,281)	770,616
ASX 90 Day Bank Accepted Bills	(365)	12/10/26	(258,543,536)	35,557
ASX 90 Day Bank Accepted Bills	(398)	03/11/27	(281,891,223)	60,090
ASX 90 Day Bank Accepted Bills	(458)	06/10/27	(324,395,294)	96,040
Australian 10 Year Government Bonds	(486)	09/15/26	(37,272,477)	215,726
Canada 10 Year Government Bonds	(460)	12/18/26	(38,898,950)	201,604

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Cattle Feeder	(14)	10/29/26	$(2,219,175)	$21,280
CBOE Volatility Index	(429)	09/16/26	(7,104,369)	1,150,883
CBOE Volatility Index	(268)	10/21/26	(4,942,590)	529,667
CBOE Volatility Index	(264)	11/18/26	(5,029,332)	276,392
Euro BTP	(298)	09/08/26	(39,858,221)	323,810
Euro-Schatz	(1,695)	09/08/26	(207,307,569)	497,626
French 10 Year Government Bonds	(437)	09/08/26	(58,749,290)	711,757
Gasoline RBOB	(10)	10/30/26	(1,213,464)	(59,710)
Ice 3M Sonia Index	(170)	06/15/27	(55,117,025)	(21,206)
Ice 3M Sonia Index	(246)	09/14/27	(79,674,244)	30,515
Ice 3M Sonia Index	(299)	03/14/28	(96,834,769)	107,492
Ice 3M Sonia Index	(275)	12/14/27	(89,043,447)	80,276
Ice 3M Sonia Index	(325)	06/20/28	(105,277,203)	120,039
Ice 3M Sonia Index	(327)	09/19/28	(105,941,678)	109,934
Ice 3M Sonia Index	(305)	12/19/28	(98,814,103)	41,426
Japan 10 Year Government Bond	(82)	09/14/26	(64,660,657)	464,829
KC HRW Wheat	(9)	12/14/26	(377,100)	(46,661)
Lean Hogs	(207)	10/14/26	(6,928,290)	(25,250)
Live Cattle	(59)	10/30/26	(5,019,130)	96,840
LME Lead	(422)	10/19/26	(19,996,998)	19,580
LME Lead	(417)	09/14/26	(19,635,696)	(28,360)
LME Lead	(19)	01/18/27	(915,572)	33,493
LME Lead	(19)	12/14/26	(908,922)	49,238
LME Nickel	(116)	09/14/26	(11,637,572)	(386,835)
LME Nickel	(61)	12/14/26	(6,188,690)	464,998
LME Nickel	(16)	01/18/27	(1,630,079)	97,141
LME Nickel	(8)	02/15/27	(817,920)	78,862
LME Nickel	(17)	04/19/27	(1,751,747)	1,338
LME Nickel	(57)	10/19/26	(5,739,728)	45,046
LME Primary Aluminum	(63)	09/14/26	(5,109,804)	129,049
LME Primary Aluminum	(138)	12/14/26	(11,197,148)	(127,978)
LME Primary Aluminum	(40)	01/18/27	(3,242,300)	193,196
LME Primary Aluminum	(65)	11/16/26	(5,273,743)	386,315
LME Primary Aluminum	(54)	03/15/27	(4,364,618)	162,042
LME Primary Aluminum	(15)	06/14/27	(1,204,706)	12,345
LME Primary Aluminum	(13)	10/19/26	(1,054,173)	(1,661)
LME Zinc	(154)	09/14/26	(15,297,321)	(1,068,700)
LME Zinc	(66)	11/16/26	(6,417,461)	(796,947)
LME Zinc	(22)	12/14/26	(2,127,263)	(320,238)
LME Zinc	(22)	01/18/27	(2,121,075)	(282,013)
LME Zinc	(29)	02/15/27	(2,787,988)	(240,007)
LME Zinc	(24)	03/15/27	(2,302,050)	(201,558)
LME Zinc	(23)	05/17/27	(2,196,931)	(75,182)
Low Sulphur Gas Oil	(10)	11/12/26	(1,217,000)	(75,070)
MSCI EAFE Index	(29)	09/18/26	(4,681,760)	(61,352)
MSCI Emerging Markets Index	(30)	09/18/26	(2,566,650)	(26,800)
Natural Gas	(313)	09/28/26	(9,186,550)	(673,413)
NY Harbor ULSD	(6)	10/30/26	(1,071,428)	(64,109)
Soybean Meal	(31)	12/14/26	(1,070,430)	(123,172)
Soybean Oil	(53)	12/14/26	(2,261,616)	(57,733)

Total				$16,598,851

TOTAL FUTURES CONTRACTS				$51,079,721

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At August 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index(a)	Financing Rate Received/(Paid) by the Fund(b)	Credit Spread at August 31, 2026	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Ind 46	(1.000)%	0.503%	06/20/31		$852,400	$(19,948,395)	$(17,363,123)	$(2,585,272)
ICE CD ITXEB 45	(1.000)	0.512	06/20/31	EUR	599,500	(16,512,468)	(16,143,032)	(369,436)
Protection Sold:
CDX.NA.HY Ind 46	5.000	3.009	06/20/31		$332,808	29,647,639	18,961,327	10,686,312
ICE CD ITXEX 45	5.000	2.473	06/20/31	EUR	286,750	38,013,575	26,117,406	11,896,169

TOTAL						$31,200,351	$11,572,578	$19,627,773

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

Russell 3000 TR Index	12M SOFR+0.780%(a)	BofA Securities LLC	06/10/27	$39,199	$433,934
Russell 3000 TR Index	12M SOFR+0.750(a)	BofA Securities LLC	07/02/27	17,988	198,902
BCOMRS Index	0.000(a)	Citibank NA	12/10/26	9,497	264,455
M1WO Index	12M SOFR+0.350(a)	Citibank NA	11/12/26	53,265	494,723
M1WO Index	12M SOFR+0.320(a)	Citibank NA	12/10/26	56,843	527,245
MSCI World Index	12M SOFR+0.250(a)	Citibank NA	04/12/27	49,994	462,265
Russell 3000 TR Index	12M SOFR+0.580(a)	Citibank NA	02/17/27	843,436	9,266,498
DBCDSBEF Index	0.000(b)	Deutsche Bank AG (London)	09/10/26	EUR 186,783	84,825
DBCDSBUF Index(c)	0.000(b)	Deutsche Bank AG (London)	09/10/26	215,776	96,436
AMZX Index	12M SOFR+0.910(a)	JPMorgan Securities, Inc.	04/09/27	19,750	332,390
AMZX Index	12M SOFR+0.750(a)	JPMorgan Securities, Inc.	05/10/27	14,783	249,788
BCOMRS Index	0.000(a)	JPMorgan Securities, Inc.	03/10/27	14,244	396,638
JCUBIXY1 Index	0.000(b)	JPMorgan Securities, Inc.	09/10/26	14,062	(146,257)
JPGSMARB Index	12M SOFR+0.890(a)	JPMorgan Securities, Inc.	09/10/26	6,994	(49,463)
JPGSMARB Index	12M SOFR+0.890(a)	JPMorgan Securities, Inc.	02/10/27	8,133	(57,515)
JPOSCUVS Index	0.000(b)	JPMorgan Securities, Inc.	09/10/26	15,374	(259,308)
JPOSSVHY Index	0.000(b)	JPMorgan Securities, Inc.	09/10/26	20,603	39,406
JPOSSVV1 Index	0.000(b)	JPMorgan Securities, Inc.	09/10/26	20,573	163,618
M1WO Index	12M SOFR+0.240(a)	JPMorgan Securities, Inc.	03/10/27	13,081	120,901
Russell 3000 TR Index	12M SOFR+0.720(a)	JPMorgan Securities, Inc.	09/09/26	74,993	828,298
Russell 3000 TR Index	12M SOFR+0.685(a)	JPMorgan Securities, Inc.	10/08/26	343,280	3,786,503
Russell 3000 TR Index	12M SOFR+0.730(a)	JPMorgan Securities, Inc.	08/10/27	529,009	5,845,080
MSCBVMH3 Index	0.000(b)	MS & Co. Int. PLC	09/09/26	365,989	562,071
MSFVWGTT Index	0.000(b)	MS & Co. Int. PLC	09/09/26	493,520	1,357,875
MSVXCS01 Index	0.000(b)	MS & Co. Int. PLC	09/09/26	40,009	587,165
Russell 3000 TR Index	12M SOFR+0.750(a)	MS & Co. Int. PLC	06/08/27	$730,881	8,081,669

TOTAL					$33,668,142

(a)	Payments made monthly.
(b)	Payments made at maturity.
(c)	The top 50 components are shown below.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts. Therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MSCBVMH3) of Futures & Options

Caption	Security Type	Shares	Value	Weight

iShares iBoxx $ High Yield Corporate Bond ETF	Futures	138	$11,050	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 76.000, 09/18/26	Options	(40)	(1)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 81.000, 09/18/26	Options	(200)	(1)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 76.000, 10/16/26	Options	(133)	(10)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 09/18/26	Options	(39)	(23)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 77.000, 11/20/26	Options	(105)	(29)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 78.000, 11/20/26	Options	(114)	(49)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 77.000, 09/18/26	Options	(1,457)	(51)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 11/20/26	Options	(266)	(59)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 77.000, 10/16/26	Options	(900)	(108)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 10/16/26	Options	(151)	(120)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 11/20/26	Options	(157)	(133)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 11/20/26	Options	(203)	(135)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 78.000, 09/18/26	Options	(2,909)	(160)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 09/18/26	Options	(4,867)	(292)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 10/16/26	Options	(3,700)	(444)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 78.000, 10/16/26	Options	(2,405)	(469)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 09/18/26	Options	(3,667)	(605)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 10/16/26	Options	(3,338)	(1,235)	0.0
A basket (MSFVWGTT) of Options & Futures
10 Year U.S. Treasury Notes, 108.250	Options	—	—	0.0
10 Year U.S. Treasury Notes, 107.500	Options	—	—	0.0
10 Year U.S. Treasury Notes, 107.250	Options	—	—	0.0
10 Year U.S. Treasury Notes, 108.000	Options	—	—	0.0
10 Year U.S. Treasury Notes, 108.000	Options	—	—	0.0

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MSFVWGTT) of Options & Futures (continued)

Caption	Security Type	Shares	Value	Weight

10 Year U.S. Treasury Notes, 109.000	Options	—	$—	0.0
10 Year U.S. Treasury Notes, 107.750	Options	—	—	0.0
10 Year U.S. Treasury Notes, 107.000	Options	—	—	0.0
10 Year U.S. Treasury Notes, 109.500	Options	(1,000)	(1)	0.0
10 Year U.S. Treasury Notes, 108.500	Options	(1,000)	(1)	0.0
10 Year U.S. Treasury Notes, 109.250	Options	(3,000)	(3)	0.0
10 Year U.S. Treasury Notes, 109.000	Options	(4,000)	(4)	0.0
10 Year U.S. Treasury Notes, 109.250	Options	(4,000)	(4)	0.0
10 Year U.S. Treasury Notes, 108.750	Options	(5,000)	(5)	0.0
10 Year U.S. Treasury Notes, 106.750	Options	(1,109)	(52)	0.0
10 Year U.S. Treasury Notes, 108.000	Options	(536)	(67)	0.0
10 Year U.S. Treasury Notes, 108.250	Options	(1,072)	(67)	0.0
10 Year U.S. Treasury Notes, 107.000	Options	(1,101)	(86)	0.0
10 Year U.S. Treasury Notes, 108.250	Options	(2,667)	(125)	0.0
10 Year U.S. Treasury Notes, 107.250	Options	(1,088)	(136)	0.0
10 Year U.S. Treasury Notes, 107.500	Options	(1,461)	(137)	0.0
10 Year U.S. Treasury Notes, 107.500	Options	(1,078)	(219)	0.0
10 Year U.S. Treasury Notes, 108.000	Options	(534)	(250)	0.0
10 Year U.S. Treasury Notes, 107.750	Options	(1,457)	(296)	0.0
10 Year U.S. Treasury Notes, 107.750	Options	(1,072)	(335)	0.0
10 Year U.S. Treasury Notes, 107.250	Options	(3,621)	(396)	0.0
10 Year U.S. Treasury Notes, 108.000	Options	(1,448)	(543)	0.0
10 Year U.S. Treasury Notes, 108.250	Options	(1,443)	(879)	0.0
10 Year U.S. Treasury Notes, 107.500	Options	(5,408)	(1,014)	0.0
10 Year U.S. Treasury Notes, 108.500	Options	(1,434)	(1,211)	0.0
10 Year U.S. Treasury Notes, 108.250	Options	(2,670)	(1,710)	0.0
10 Year U.S. Treasury Notes, 108.000	Options	(5,362)	(2,429)	0.0
10 Year U.S. Treasury Notes	Futures	(12,915)	(1,390,408)	(1.0)
A basket (DBCDSBEF) of Swaps
EDP, S.A	Swaps	26,816	569,885	0.5
Smurfit Kappa Acquisitions Unlimited Company	Swaps	26,816	558,702	0.5
Dolce & Gabbana	Swaps	26,816	552,041	0.5
Stora Enso OYJ	Swaps	27,979	544,823	0.5
Wendel	Swaps	26,816	538,929	0.5
CNH Industrial N.V.	Swaps	26,816	536,533	0.5
ITV PLC	Swaps	26,816	535,549	0.5
Cellnex Telecom, S.A	Swaps	26,816	520,923	0.4
Louis Dreyfus Company B.V.	Swaps	25,929	501,498	0.4
ArcelorMittal SA	Swaps	22,347	444,345	0.4
Anglo American PLC	Swaps	14,577	297,052	0.3
Stellantis N.V.	Swaps	18,555	274,615	0.2
Leonardo Societa per Azioni	Swaps	8,939	192,055	0.2
Glencore International AG	Swaps	8,335	169,953	0.1
Experian Finance PLC	Swaps	20,930	71,029	0.1
British American Tobacco P.L.C	Swaps	26,816	64,067	0.1
Henkel AG & Co. KGaA	Swaps	17,878	58,038	0.0
Imperial Brands PLC	Swaps	26,816	55,493	0.0
Pernod Ricard	Swaps	23,076	54,205	0.0
Aviva PLC	Swaps	26,438	53,146	0.0
Polartec, LLC	Swaps	15,763	49,286	0.0
ENEL S.p.A.	Swaps	19,736	48,693	0.0
Heidelberg Materials AG	Swaps	2,240	45,502	0.0
Marks and Spencer P.L.C	Swaps	19,253	32,457	0.0
Pearson PLC	Swaps	13,338	32,062	0.0
Bekaert SA	Swaps	20,284	29,758	0.0
Diageo PLC	Swaps	8,939	26,645	0.0
Bertelsmann SE & Co. KGaA	Swaps	8,939	25,859	0.0
Svenska Handelsbanken AB	Swaps	6,530	24,030	0.0
UNILEVER PLC	Swaps	3,971	14,165	0.0
Centrica PLC	Swaps	4,469	11,225	0.0
Unibail-Rodamco-Westfield SE	Swaps	7,997	10,764	0.0

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBCDSBEF) of Swaps (continued)

Caption	Security Type	Shares	Value	Weight

Repsol, S.A.	Swaps	4,469	$9,159	0.0
Carrefour S.A.	Swaps	4,469	8,355	0.0
Danske Bank A/S	Swaps	2,405	5,109	0.0
Mediobanca – Banca di Credito Finanziario S.p.A.	Swaps	2,257	4,451	0.0
Arges LLC	Swaps	1,300	4,286	0.0
Sanofi	Swaps	951	3,125	0.0
National Grid PLC	Swaps	949	2,531	0.0
WPP 2005 Limited	Swaps	3,919	2,373	0.0
Bayer Aktiengesellschaft	Swaps	596	1,465	0.0
Vodafone Group Public Limited Company	Swaps	—	—	0.0
Südzucker AG	Swaps	26,816	(38,418)	0.0
PostNL N.V.	Swaps	26,816	(62,541)	(0.1)
A basket (DBCDSBUF) of Swaps
Teck Resources Limited	Swaps	2,176	45,338	0.5
Netflix, Inc.	Swaps	2,176	45,275	0.5
Marathon Petroleum Corp.	Swaps	2,176	44,646	0.5
HCA Inc.	Swaps	2,176	44,590	0.5
Best Buy Co. Inc.	Swaps	2,176	43,758	0.5
T-Mobile USA, Inc.	Swaps	2,176	42,926	0.4
Radian Group Inc.	Swaps	2,176	40,394	0.4
Advanced Micro Devices, Inc.	Swaps	2,176	39,704	0.4
DXC Technology Company	Swaps	936	11,138	0.1
Newmont Corporation	Swaps	2,176	7,390	0.1
Barrick Gold Corporation	Swaps	2,176	7,354	0.1
AbbVie Inc.	Swaps	2,176	7,195	0.1
ConocoPhillips	Swaps	2,176	7,041	0.1
Boston Scientific Corporation	Swaps	2,176	6,715	0.1
Honeywell International Inc.	Swaps	1,849	6,655	0.1
American Electric Power Company, Inc.	Swaps	2,176	6,147	0.1
CDX.NA.IG.46 Index	Swaps	2,176	6,099	0.1
TransCanada PipeLines Limited	Swaps	2,176	6,090	0.1
The Cigna Group	Swaps	2,176	6,078	0.1
Valero Energy Corporation	Swaps	2,176	6,030	0.1
Simon Property Group, L.P.	Swaps	2,176	5,925	0.1
General Mills, Inc.	Swaps	2,176	5,845	0.1
Kinder Morgan, Inc.	Swaps	2,176	5,778	0.1
The PNC Financial Services Group, Inc.	Swaps	2,176	5,668	0.1
FirstEnergy Corp.	Swaps	2,043	5,627	0.1
Microsoft	Swaps	2,176	5,548	0.1
Canadian Natural Resources Limited	Swaps	2,176	5,466	0.1
CSX Corporation	Swaps	1,304	5,104	0.1
The Williams Companies, Inc.	Swaps	2,176	5,089	0.1
Enbridge Inc.	Swaps	2,176	4,835	0.1
Arges LLC	Swaps	2,176	4,828	0.1
Halliburton Company	Swaps	1,813	4,811	0.0
NextEra Energy Capital Holdings, Inc.	Swaps	2,176	3,875	0.0
Baxter International Inc.	Swaps	2,040	3,478	0.0
AT&T Inc.	Swaps	2,176	3,340	0.0
McKesson Corporation	Swaps	940	3,157	0.0
Amazon.com, Inc	Swaps	1,813	3,066	0.0
Bristol-Myers Squibb Company	Swaps	813	2,741	0.0
RTX Corporation	Swaps	764	2,648	0.0
United Parcel Service, Inc.	Swaps	725	2,621	0.0
Pfizer Inc.	Swaps	745	2,467	0.0
Lennar Corporation	Swaps	126	2,367	0.0
Conagra Brands, Inc.	Swaps	2,175	2,184	0.0
HSBC Holdings PLC	Swaps	2,175	1,725	0.0
The Campbell Soup Company	Swaps	2,176	1,710	0.0
Verizon Communications Inc.	Swaps	1,067	1,614	0.0
Hess Corporation	Swaps	356	1,189	0.0
Ovintiv Inc.	Swaps	520	1,011	0.0
Sempra	Swaps	359	998	0.0
International Paper Company	Swaps	380	937	0.0

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At August 31, 2026, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
CBOE Volatility Index		$23.000	09/16/2026	2,270		$5,221,000	$72,640	$556,839	$(484,199)
CBOE Volatility Index		22.000	10/21/2026	2,680		5,896,000	361,800	702,830	(341,030)
CBOE Volatility Index		22.000	11/18/2026	2,640		5,808,000	506,880	665,940	(159,060)

Total purchased option contracts				7,590			$941,320	$1,925,609	$(984,289)

Written option contracts
Calls
Euro Stoxx 50 Index	EUR	6,775.000	09/04/2026	(45)	EUR	(30,487,500)	(104)	(6,657)	6,553
Euro Stoxx 50 Index		6,800.000	09/11/2026	(45)		(30,600,000)	(209)	(4,042)	3,833
Euro Stoxx 50 Index		6,725.000	09/18/2026	(46)		(30,935,000)	(1,656)	(4,758)	3,102
Euro Stoxx 50 Index		6,725.000	09/25/2026	(46)		(30,935,000)	(3,420)	(4,062)	642
FTSE 100 Index	GBP	11,125.000	09/18/2026	(15)	GBP	(16,687,500)	(2,439)	(3,673)	1,234
FTSE 100 Index		11,200.000	09/18/2026	(7)		(7,840,000)	(616)	(1,362)	746
FTSE 100 Index		11,325.000	09/18/2026	(5)		(5,662,500)	(136)	(1,713)	1,577
FTSE 100 Index		11,425.000	09/18/2026	(2)		(2,285,000)	(27)	(495)	468
FTSE 100 Index		11,325.000	10/16/2026	(3)		(3,397,500)	(894)	(828)	(66)
Nikkei 225 Index	JPY	69,750.000	09/11/2026	(3)	JPY	(20,925,000)	(3,399)	(22,243)	18,844
Nikkei 225 Index		70,625.000	09/11/2026	(3)		(21,187,500)	(1,897)	(3,405)	1,508
Nikkei 225 Index		71,750.000	09/11/2026	(3)		(21,525,000)	(939)	(4,899)	3,960
Nikkei 225 Index		73,875.000	09/11/2026	(4)		(29,550,000)	(325)	(5,447)	5,122
Nikkei 225 Index		74,625.000	09/11/2026	(5)		(37,312,500)	(282)	(13,951)	13,669
Nikkei 225 Index		75,500.000	09/11/2026	(2)		(15,100,000)	(62)	(3,612)	3,550
Nikkei 225 Index		73,500.000	10/09/2026	(2)		(14,700,000)	(2,429)	(3,932)	1,503
Nikkei 225 Index		74,250.000	10/09/2026	(2)		(14,850,000)	(1,928)	(5,027)	3,099
S&P 500 Index		$7,810.000	09/02/2026	(25)		$(19,525,000)	(313)	(17,582)	17,269
S&P 500 Index		8,100.000	09/02/2026	(18)		(14,580,000)	(135)	(24,285)	24,150
S&P 500 Index		7,825.000	09/04/2026	(25)		(19,562,500)	(3,500)	(3,098)	(402)
S&P 500 Index		7,860.000	09/04/2026	(25)		(19,650,000)	(938)	(14,501)	13,563
S&P 500 Index		8,025.000	09/09/2026	(19)		(15,247,500)	(285)	(26,680)	26,395
S&P 500 Index		7,975.000	09/16/2026	(19)		(15,152,500)	(4,133)	(31,226)	27,093
S&P 500 Index		7,975.000	09/23/2026	(19)		(15,152,500)	(12,255)	(24,546)	12,291

				(388)			$(42,321)	$(232,024)	$189,703

Puts
Euro Stoxx 50 Index	EUR	6,300.000	09/04/2026	(90)	EUR	(56,700,000)	(7,318)	(24,614)	17,296
Euro Stoxx 50 Index		6,325.000	09/11/2026	(91)		(57,557,500)	(27,271)	(26,234)	(1,037)
Euro Stoxx 50 Index		6,200.000	09/18/2026	(91)		(56,420,000)	(23,254)	(28,407)	5,153
Euro Stoxx 50 Index		6,250.000	09/25/2026	(92)		(57,500,000)	(40,501)	(38,546)	(1,955)
FTSE 100 Index	GBP	10,375.000	09/18/2026	(5)	GBP	(5,187,500)	(949)	(4,137)	3,188
FTSE 100 Index		10,425.000	09/18/2026	(32)		(33,360,000)	(7,154)	(14,417)	7,263

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
FTSE 100 Index	GBP	10,450.000	09/18/2026	(10)	GBP	(10,450,000)	$(2,439)	$(5,451)	$3,012
FTSE 100 Index		10,525.000	09/18/2026	(12)		(12,630,000)	(3,739)	(3,546)	(193)
FTSE 100 Index		10,375.000	10/16/2026	(5)		(5,187,500)	(3,184)	(2,970)	(214)
Nikkei 225 Index	JPY	53,500.000	09/11/2026	(6)	JPY	(32,100,000)	(601)	(16,983)	16,382
Nikkei 225 Index		58,000.000	09/11/2026	(3)		(17,400,000)	(714)	(22,149)	21,435
Nikkei 225 Index		59,750.000	09/11/2026	(7)		(41,825,000)	(2,848)	(19,796)	16,948
Nikkei 225 Index		60,250.000	09/11/2026	(8)		(48,200,000)	(3,806)	(36,834)	33,028
Nikkei 225 Index		62,250.000	09/11/2026	(9)		(56,025,000)	(9,859)	(25,394)	15,535
Nikkei 225 Index		62,500.000	09/11/2026	(5)		(31,250,000)	(5,947)	(7,299)	1,352
Nikkei 225 Index		57,500.000	10/09/2026	(4)		(23,000,000)	(6,135)	(17,600)	11,465
Nikkei 225 Index		59,875.000	10/09/2026	(5)		(29,937,500)	(13,615)	(15,976)	2,361
S&P 500 Index		$7,450.000	09/02/2026	(36)		$(26,820,000)	(1,170)	(125,075)	123,905
S&P 500 Index		7,545.000	09/02/2026	(50)		(37,725,000)	(5,250)	(69,680)	64,430
S&P 500 Index		7,605.000	09/04/2026	(101)		(76,810,500)	(110,090)	(122,511)	12,421
S&P 500 Index		7,450.000	09/09/2026	(37)		(27,565,000)	(18,130)	(105,853)	87,723
S&P 500 Index		7,400.000	09/16/2026	(37)		(27,380,000)	(49,025)	(111,058)	62,033
S&P 500 Index		7,375.000	09/23/2026	(38)		(28,025,000)	(79,800)	(121,348)	41,548

				(774)			$(422,799)	$(965,878)	$543,079

Total written option contracts				(1,162)			$(465,120)	$(1,197,902)	$732,782

TOTAL				6,428			$476,200	$727,707	$(251,507)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesia Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippines Peso
PLN	— Polish Zloty
SEK	— Swedish Krona
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CVR	— Contingent Value Rights
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.HY Ind 46	— CDX North America High Yield Index 46
CDX.NA.IG Ind 46	— CDX North America Investment Grade Index 46
ICE	— Inter-Continental Exchange
ICE CD ITXEB	— iTraxx Europe Index
ICE CD ITXEX	— iTraxx Europe Crossover Index
MSCI	— Morgan Stanley Capital International
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

August 31, 2026 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 12.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
51,868,425	3.585%	$ 51,868,425
(Cost $51,868,425)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments(c) – 79.5%
U.S. Treasury Obligations – 79.5%
U.S. Treasury Bills
$32,400,000	0.000	%(b)	09/17/26	$ 32,347,734
64,400,000	0.000	(b)	10/01/26	64,202,020
10,000,000	0.000		10/15/26	9,954,640
73,000,000	0.000		10/20/26	72,630,270
45,000,000	0.000		11/19/26	44,630,869
33,300,000	0.000	(b)	12/17/26	32,927,482
3,000,000	0.000		12/24/26	2,963,939
33,300,000	0.000	(b)	01/07/27	32,850,892
22,000,000	0.000	(b)	01/21/27	21,669,450
5,100,000	0.000		02/25/27	5,003,370

TOTAL SHORT-TERM INVESTMENTS (Cost $319,212,629)				$319,180,666

TOTAL INVESTMENTS – 92.4% (Cost $371,081,054)				$371,049,091

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.6%				30,637,285

NET ASSETS – 100.0%				$401,686,376

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude	508	09/30/26	$45,968,920	$4,524,859
Cattle Feeder	2	01/28/27	302,775	(5,831)
Cocoa	158	12/15/26	10,698,180	1,196,749
Coffee	19	03/18/27	2,132,513	(1,889)
Copper	10	12/29/26	1,671,875	(5,698)
Copper	11	03/29/27	1,866,288	(29,137)
Corn	48	03/12/27	1,325,400	173,215
Cotton No.2	26	03/08/27	1,236,820	134,682
Gasoline RBOB	61	09/30/26	7,883,274	301,496
Gasoline RBOB	10	10/30/26	1,213,464	57,813
Gold	14	02/24/27	6,324,500	313,011
KC HRW Wheat	28	03/12/27	1,191,750	157,478
Lean Hogs	34	10/14/26	1,137,980	(2,762)
Live Cattle	17	10/30/26	1,446,190	(49,396)
LME Copper	11	09/14/26	3,977,306	325,613
LME Copper	7	11/16/26	2,506,431	191,182
LME Copper	10	01/18/27	3,565,618	182,739
LME Lead	72	09/14/26	3,390,336	(148,123)
LME Lead	50	01/18/27	2,409,400	11,200
LME Lead	52	11/16/26	2,474,212	(125,050)
LME Nickel	75	09/14/26	7,524,292	(325,752)
LME Nickel	5	12/14/26	507,270	(75,969)
LME Nickel	32	01/18/27	3,260,158	61,178
LME Nickel	51	11/16/26	5,154,787	(521,680)
LME Nickel	4	03/15/27	410,448	(5,548)
LME Primary Aluminum	129	09/14/26	10,462,932	(70,676)
LME Primary Aluminum	25	12/14/26	2,028,469	(121,316)
LME Primary Aluminum	48	01/18/27	3,890,760	163,283
LME Primary Aluminum	82	11/16/26	6,653,029	(303,528)
LME Primary Aluminum	12	03/15/27	969,915	231
LME Tin	3	09/14/26	823,410	48,520
LME Tin	3	11/16/26	827,910	59,120
LME Tin	3	01/18/27	830,145	36,149
LME Zinc	71	09/14/26	7,052,661	1,099,823
LME Zinc	62	11/16/26	6,028,523	631,261
LME Zinc	43	01/18/27	4,145,738	360,996
Low Sulphur Gas Oil	64	10/12/26	8,214,400	731,598
Natural Gas	807	10/28/26	24,726,480	745,680
NY Harbor ULSD	5	10/30/26	892,857	30,251
NY Harbor ULSD	49	09/30/26	9,077,015	476,403
NYMEX Palladium	19	12/29/26	2,618,770	70,135
Platinum	6	10/28/26	538,260	(641)
Platinum	13	01/27/27	1,178,905	(48,123)
Robusta Coffee 10-T	104	11/24/26	3,670,160	(204,709)
Robusta Coffee 10-T	20	01/25/27	703,600	(58,977)
Silver	14	12/29/26	4,689,300	311,738
Silver	14	03/29/27	4,744,600	387,624
Soybean	9	11/13/26	579,600	43,212
Soybean Meal	52	01/14/27	1,808,560	157,073
Soybean Oil	9	12/14/26	384,048	7,049
Soybean Oil	36	01/14/27	1,535,976	69,579
Sugar 11	592	09/30/26	11,808,742	338,845
Wheat	34	03/12/27	1,340,025	193,004
White Sugar	70	09/15/26	1,800,400	(143,344)
White Sugar	30	02/12/27	784,500	67,784
WTI Crude	437	10/20/26	36,734,220	1,962,384
WTI Crude	101	09/22/26	8,661,760	1,204,028

Total				$14,578,836

Short position contracts:
Brent Crude	(294)	01/29/27	(24,310,860)	(935,944)
Cattle Feeder	(1)	10/29/26	(158,513)	9,835
Cocoa	(92)	03/15/27	(6,352,600)	(806,122)
Coffee	(38)	12/18/26	(4,438,875)	232,435
Corn	(234)	12/14/26	(6,291,675)	(767,735)
Cotton No.2	(30)	12/08/26	(1,397,100)	(154,535)
Gasoline RBOB	(24)	12/31/26	(2,662,834)	(196,561)
Gold	(6)	12/29/26	(2,688,900)	(79,744)
KC HRW Wheat	(42)	12/14/26	(1,759,800)	(225,781)
Lean Hogs	(120)	02/12/27	(3,673,200)	(107,591)
Live Cattle	(83)	02/26/27	(7,186,970)	46,244

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
LME Copper	(11)	09/14/26	$(3,977,306)	$(356,206)
LME Copper	(7)	11/16/26	(2,506,431)	(170,277)
LME Copper	(3)	01/18/27	(1,069,685)	(32,647)
LME Copper	(1)	10/19/26	(359,249)	(4,832)
LME Lead	(72)	09/14/26	(3,390,336)	156,021
LME Lead	(48)	01/18/27	(2,313,024)	7,931
LME Lead	(56)	11/16/26	(2,664,536)	6,991
LME Nickel	(75)	09/14/26	(7,524,293)	723,093
LME Nickel	(6)	12/14/26	(608,724)	21,735
LME Nickel	(9)	01/18/27	(916,919)	876
LME Nickel	(35)	11/16/26	(3,537,599)	31,635
LME Primary Aluminum	(129)	09/14/26	(10,462,932)	720,508
LME Primary Aluminum	(28)	12/14/26	(2,271,885)	44,747
LME Primary Aluminum	(17)	01/18/27	(1,377,978)	(35,464)
LME Primary Aluminum	(57)	11/16/26	(4,624,667)	(60,669)
LME Primary Aluminum	(1)	03/15/27	(80,826)	210
LME Tin	(3)	09/14/26	(823,410)	(55,675)
LME Tin	(3)	11/16/26	(827,910)	(46,126)
LME Zinc	(71)	09/14/26	(7,052,661)	(969,561)
LME Zinc	(49)	11/16/26	(4,764,478)	(444,516)
LME Zinc	(15)	01/18/27	(1,446,188)	(109,548)
Low Sulphur Gas Oil	(36)	01/12/27	(4,014,900)	(416,890)
Low Sulphur Gas Oil	(2)	11/12/26	(243,400)	(18,803)
Natural Gas	(590)	12/29/26	(23,263,700)	1,667,138
NY Harbor ULSD	(55)	11/30/26	(9,413,943)	(473,318)
NY Harbor ULSD	(24)	12/31/26	(3,981,902)	(424,299)
Soybean	(30)	01/14/27	(1,954,875)	(131,547)
Soybean Meal	(9)	12/14/26	(310,770)	(18,845)
Sugar 11	(465)	02/26/27	(9,806,664)	(303,476)
Wheat	(39)	12/14/26	(1,509,300)	(212,885)
WTI Crude	(445)	12/21/26	(35,653,400)	(3,768,892)

Total				$(7,659,090)

TOTAL FUTURES CONTRACTS				$6,919,746

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

August 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At August 31, 2026, the Fund had the following swap contracts:

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

CRB 3M Forward Index	12M SOFR +0.11%	Citibank NA	10/30/26	$117	$(3)
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.24	Citibank NA	01/29/27	1	—
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.25	Citibank NA	01/29/27	25	4
CRB 3M Forward Index	12M SOFR +0.12	Merrill Lynch International Bank Ltd.	10/30/26	106	—
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.25	Merrill Lynch International Bank Ltd.	01/29/27	2	3
CRB 3M Forward Index	12M SOFR +0.12	RBC Dominion Securities, Inc.	10/30/26	37	(2)
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.29	RBC Dominion Securities, Inc.	10/30/26	19	(3)

TOTAL					$(1)

(a)	Payments made monthly.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts. Therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

Abbreviation:
SOFR	— Secured Overnight Financing Rate